       SEMI-ANNUAL REPORT



       [PHOTO OF ABACUS]

November 30, 2002

Classes A and B


ING Classic Principal Protection Fund
ING Classic Principal Protection Fund II
ING Classic Principal Protection Fund III
ING Classic Principal Protection Fund IV
ING Index Plus Protection Fund


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    9
Statements of Assets and Liabilities....................   10
Statements of Operations................................   12
Statements of Changes in Net Assets.....................   13
Financial Highlights....................................   16
Notes to Financial Statements...........................   21
Portfolios of Investments...............................   28
Director and Officer Information........................   57

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the November 30, 2002 Semi-Annual Report for the ING Series Fund, Inc. There are five Funds included in this Semi-Annual Report.

The six months ended November 30, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past six months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

[-s- James M. Hennessy]

James M. Hennessy
President
ING Funds Services, LLC
December 15, 2002

                                                      PRINCIPAL PROTECTION FUNDS

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President, Hugh T.M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager; and a team of fixed income specialists, Aeltus Investment Management, Inc.

GOAL: The ING Classic Principal Protection Fund, ING Classic Principal Protection Fund II, ING Classic Principal Protection Fund III, ING Classic Principal Protection Fund IV and ING Index Plus Protection Fund (each a "Fund"; collectively the "Funds"), during the Guarantee Period, seek to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

MARKET OVERVIEW: Domestic equities posted heavy losses over the period while bonds had positive returns as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions, and, to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness. Such releases include third quarter gross domestic product (GDP) that was revised up to 4.0% from 3.1%, consumer confidence, which has improved with the equity market, and weekly jobless claims that are stabilizing at a sub-400k level. The housing market also remains very strong .

PERFORMANCE: Listed below are the Funds' Class A share total returns, excluding sales charges, and their benchmark indices for the six-month period ended November 30, 2002:

ING Classic Principal Protection Fund                     1.62%
ING Classic Principal Protection Fund II                  2.41%
ING Classic Principal Protection Fund III                 2.47%
ING Classic Principal Protection Fund IV                  4.01%
ING Index Plus Protection Fund                            3.38%
S&P 500 Index                                           -11.49%
Lehman Brothers Aggregate Bond Index                      4.98%

PORTFOLIO SPECIFICS: The Funds' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, which is invested primarily in U.S. treasury and agency securities, and the underlying equity portfolio, which is invested in Aeltus' quantitative enhanced S&P 500 Index strategy.

The asset allocation process is designed to participate in upwardly moving equity markets and on the downside it is designed to focus on loss protection. The factors that are used to determine the allocation include: market volatility, the current level of interest rates, time left to the maturity of the Funds and the current value of the Funds' assets relative to the underlying guarantee amount. In general, the Funds buy equities (and sell fixed income securities) as the equity market is rising while selling out of equity securities (and buying fixed income securities) as the equity market is declining. Asset allocation moves into and out of equity and fixed income securities can impact performance especially in rapidly moving markets or very volatile markets since reallocations generate transaction costs such as brokerage commissions. Since bonds outperformed stocks over the period -- the Funds' outperformance relative to the S&P 500 Index is expected because of our asset allocation. Over the period, our allocation to equities was lowered while fixed income allocation was increased.

                                         ASSET ALLOCATION AT
                                          NOVEMBER 30, 2002
                                       ------------------------
                                        EQUITY     FIXED INCOME
                                       COMPONENT    COMPONENT
                                       ---------    ---------
ING Classic Principal Protection Fund    1.29%        98.71%
ING Classic Principal Protection Fund
  II                                     1.52%        98.48%
ING Classic Principal Protection Fund
  III                                    2.16%        97.84%
ING Classic Principal Protection Fund
  IV                                     0.98%        99.02%
ING Index Plus Protection                2.26%        97.74%

The Funds' underlying equity component outperformed the S&P 500 Index for the period led by strong individual security selection within the consumer staples, industrials, and information technology sectors. Performance was hurt by ineffective individual security selection in the energy, consumer discretionary and healthcare sectors. Sector allocation did not have a significant impact on performance. The fixed income component outperformed the Lehman Brothers Aggregate Bond Index as U.S. Treasuries and Agencies outperformed other sectors in the benchmark over the period and the Funds' fixed income component is comprised primarily of the former.

MARKET OUTLOOK: The equity market rally that started in October marks an interesting point in the recovery of the stock market as most of the major market indices saw positive results for the period, some in the double digits. While this by no means indicates that we've seen a bottom, it does illuminate improvement in investor sentiment. As recently as September investors persisted in viewing the economy, the financial markets and our nation's political situation from a rather negative perspective. But starting in October, they appear to have put on their rose-colored glasses and started to focus on

PRINCIPAL PROTECTION FUNDS

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


those positive elements that may have been apparent for some time now, specifically: the economy that, while slow, is growing at a potentially sustainable rate with low inflation; earnings that, while not record-breaking, appear to be on the rise; accounting problems and misdeeds that are being addressed by the appropriate regulatory bodies; and a geo-political situation that, while dangerous, has several viable outcomes that are palatable to the financial markets.

                                           ING CLASSIC PRINCIPAL PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                     -----------------------------------------
                                                            SINCE INCEPTION OF
                                                             GUARANTEE PERIOD
                                     1 YEAR                      10/07/99
                                     ------                      --------
Including Sales Charge:
  Class A(1)                          -3.00%                      -0.48%
  Class B(2)                          -3.68%                      -0.62%
Excluding Sales Charge:
  Class A                              1.83%                       1.07%
  Class B                              1.04%                       0.27%
S&P 500 Index                        -16.51%                      -8.24%(3)
Lehman Brothers Aggregate Bond
  Index                                7.34%                       8.80%(3)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Classic Principal Protection Fund against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 10/01/1999.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 9.

ING CLASSIC PRINCIPAL PROTECTION FUND II

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                     -----------------------------------------
                                                            SINCE INCEPTION OF
                                                             GUARANTEE PERIOD
                                     1 YEAR                      12/21/99
                                     ------                      --------
Including Sales Charge:
  Class A(1)                          -1.59%                      -0.88%
  Class B(2)                          -2.20%                      -0.93%
Excluding Sales Charge:
  Class A                              3.36%                       0.76%
  Class B                              2.62%                       0.03%
S&P 500 Index                        -16.51%                     -13.15%(3)
Lehman Brothers Aggregate Bond
  Index                                7.34%                       9.63%(3)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Classic Principal Protection Fund II against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 01/01/2000.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 9.

                                       ING CLASSIC PRINCIPAL PROTECTION FUND III

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                      ---------------------------------------
                                                           SINCE INCEPTION OF
                                                            GUARANTEE PERIOD
                                      1 YEAR                    06/01/00
                                      ------                    --------
Including Sales Charge:
  Class A(1)                           -1.95%                    -1.34%
  Class B(2)                           -2.81%                    -1.32%
Excluding Sales Charge:
  Class A                               2.93%                     0.58%
  Class B                               2.08%                    -0.17%
S&P 500 Index                         -16.51%                   -14.19%
Lehman Brothers Aggregate Bond Index    7.34%                    10.50%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Classic Principal Protection Fund III against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 9.

ING CLASSIC PRINCIPAL PROTECTION FUND IV

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                     -----------------------------------------
                                                            SINCE INCEPTION OF
                                                             GUARANTEE PERIOD
                                     1 YEAR                      09/07/00
                                     ------                      --------
Including Sales Charge:
  Class A(1)                          -0.40%                      -1.59%
  Class B(2)                          -1.19%                      -1.42%
Excluding Sales Charge:
  Class A                              4.54%                       0.57%
  Class B                              3.71%                      -0.15%
S&P 500 Index                        -16.51%                     -18.18%(3)
Lehman Brothers Aggregate Bond
  Index                                7.34%                       9.57%(3)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Classic Principal Protection Fund IV against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Since inception performance for the index is shown from 9/01/00.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 9.

                                                  ING INDEX PLUS PROTECTION FUND

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                           AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                     -----------------------------------------
                                                            SINCE INCEPTION OF
                                                             GUARANTEE PERIOD
                                     1 YEAR                      12/01/00
                                     ------                      --------
Including Sales Charge:
  Class A(1)                          -1.36%                      -1.97%
  Class B(2)                          -2.12%                      -2.29%
Excluding Sales Charge:
  Class A                              3.60%                       0.44%
  Class B                              2.88%                      -0.32%
S&P 500 Index                        -16.51%                     -14.39%
Lehman Brothers Aggregate Bond
  Index                                7.34%                       9.23%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Index Plus Protection Fund against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

PRINCIPAL RISK FACTOR(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the end of the Offering Phase, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operation expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the NAV on the last day of the Offering Phase, not Public Offering Price (POP), and does not apply to earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 9.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                    ING               ING               ING              ING              ING
                                                  CLASSIC           CLASSIC           CLASSIC          CLASSIC           INDEX
                                                 PRINCIPAL         PRINCIPAL         PRINCIPAL        PRINCIPAL          PLUS
                                                 PROTECTION        PROTECTION       PROTECTION       PROTECTION       PROTECTION
                                                    FUND            FUND II          FUND III          FUND IV           FUND
                                                    ----            -------          --------          -------           ----
ASSETS:
Investments in securities, at value*            $114,226,896      $ 95,864,734      $83,014,834      $51,988,182      $44,960,975
Short-term investments, at amortized cost            427,000           331,000          203,000           63,000           35,000
Cash                                                     505               301              243              236              878
Receivables:
  Dividends and interest                               2,606             2,587            3,181              943            1,785
  Investment securities sold                          54,570            53,984           66,864           24,789           38,837
  Other                                                  668                --               --              244               --
Prepaid expenses                                       2,372             1,973            1,725            1,073              927
Reimbursement due from investment manager              4,405             9,344            8,559           14,379            8,499
                                                ------------      ------------      -----------      -----------      -----------
  Total assets                                   114,719,022        96,263,923       83,298,406       52,092,846       45,046,901
                                                ------------      ------------      -----------      -----------      -----------
LIABILITIES:
Payable for investment securities purchased           51,424            51,016           61,090           23,916           37,508
Payable for fund shares redeemed                      74,809            40,820           17,605           12,290           53,495
Payable to affiliates                                154,980           132,768          112,864           71,553           61,167
Payable to transfer agent                             29,070            21,928           17,171           14,644           11,402
Other accrued expenses and liabilities                62,444            67,326           57,067           46,935           46,066
                                                ------------      ------------      -----------      -----------      -----------
  Total liabilities                                  372,727           313,858          265,797          169,338          209,638
                                                ------------      ------------      -----------      -----------      -----------
NET ASSETS                                      $114,346,295      $ 95,950,065      $83,032,609      $51,923,508      $44,837,263
                                                ============      ============      ===========      ===========      ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                 $121,553,929      $103,883,515      $87,664,240      $55,611,660      $46,186,380
Accumulated net investment loss                   (1,318,188)         (929,641)        (394,473)        (509,620)         (35,925)
Accumulated net realized loss on investments     (13,379,585)      (13,054,299)      (7,618,876)      (7,982,016)      (2,107,478)
Net unrealized appreciation of investments         7,490,139         6,050,490        3,381,718        4,803,484          794,286
                                                ------------      ------------      -----------      -----------      -----------
NET ASSETS                                      $114,346,295      $ 95,950,065      $83,032,609      $51,923,508      $44,837,263
                                                ============      ============      ===========      ===========      ===========
------------------
* Cost of investments in securities             $106,736,757      $ 89,814,244      $79,633,116      $47,184,698      $44,166,689

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                               CLASSIC           CLASSIC           CLASSIC           CLASSIC            INDEX
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL            PLUS
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                 FUND            FUND II           FUND III          FUND IV             FUND
                                                 ----            -------           --------          -------             ----
CLASS A:
 Net assets                                  $ 13,898,903      $  7,516,630      $  9,492,403      $  4,659,769      $  5,209,478
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                             1,477,208           805,692           993,938           494,893           532,300
 Net asset value and redemption price per
   share                                     $       9.41      $       9.33      $       9.55      $       9.42      $       9.79
 Maximum offering price per share
   (4.75%)(1)                                $       9.88      $       9.80      $      10.03      $       9.89      $      10.28
CLASS B:
 Net assets                                  $100,447,392      $ 88,433,435      $ 73,540,206      $ 47,263,739      $ 39,627,785
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                            10,669,421         9,461,786         7,698,603         5,019,831         4,049,117
 Net asset value and redemption price per
   share(2)                                  $       9.41      $       9.35      $       9.55      $       9.42      $       9.79
 Maximum offering price per share            $       9.41      $       9.35      $       9.55      $       9.42      $       9.79

------------------

(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                          ING             ING             ING             ING             ING
                                                        CLASSIC         CLASSIC         CLASSIC         CLASSIC          INDEX
                                                       PRINCIPAL       PRINCIPAL       PRINCIPAL       PRINCIPAL          PLUS
                                                       PROTECTION      PROTECTION      PROTECTION      PROTECTION      PROTECTION
                                                          FUND          FUND II         FUND III        FUND IV           FUND
                                                          ----          -------         --------        -------           ----
INVESTMENT INCOME:
 Dividends, net of foreign taxes*                      $   29,005      $   22,467      $   31,141      $   10,981      $   16,046
 Interest                                               3,084,423       2,335,697       1,481,000       1,267,743         654,024
                                                       ----------      ----------      ----------      ----------      ----------
   Total investment income                              3,113,428       2,358,164       1,512,141       1,278,724         670,070
                                                       ----------      ----------      ----------      ----------      ----------
EXPENSES:
 Investment management fees                               379,029         315,644         273,510         170,144         146,727
 Distribution and service fees:
   Class A                                                 17,563           9,677          11,876           5,872           6,516
   Class B                                                512,868         446,899         373,283         238,272         199,671
 Transfer agent fees                                       72,299          54,863          44,855          31,709          28,812
 Administrative and service fees                           46,650          38,848          33,663          20,941          18,059
 Shareholder reporting expense                              9,192           7,373           9,831           4,822          18,023
 Professional fees                                         12,479          12,320          12,139          12,466          11,757
 Custody and accounting fees                               49,859          58,242          48,762          57,220          44,574
 Directors' expense                                         2,129           1,974           1,277             867             773
 Guarantee fees                                           192,989         160,699         139,247          86,621          74,700
 Miscellaneous expense                                      2,357           1,251           1,645             224           1,236
                                                       ----------      ----------      ----------      ----------      ----------
   Total expenses                                       1,297,414       1,107,790         950,088         629,158         550,848
Less:
 Net waived and reimbursed fees                            36,938          42,964          37,463          57,323          62,316
                                                       ----------      ----------      ----------      ----------      ----------
   Net expenses                                         1,260,476       1,064,826         912,625         571,835         488,532
                                                       ----------      ----------      ----------      ----------      ----------
 Net investment income                                  1,852,952       1,293,338         599,516         706,889         181,538
                                                       ----------      ----------      ----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES:
 Net realized gain (loss) on investments and
   futures                                               (786,214)       (580,830)      1,384,923        (307,562)        763,462
 Net change in unrealized appreciation
   (depreciation) of investments and futures              471,601       1,329,321        (150,831)      1,475,014         386,513
                                                       ----------      ----------      ----------      ----------      ----------
   Net realized and unrealized gain (loss) on
     investments                                         (314,613)        748,491       1,234,092       1,167,452       1,149,975
                                                       ----------      ----------      ----------      ----------      ----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $1,538,339      $2,041,829      $1,833,608      $1,874,341      $1,331,513
                                                       ==========      ==========      ==========      ==========      ==========
------------------
* Foreign taxes                                        $      120      $      237      $       77      $       32      $      221

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                            ING CLASSIC PRINCIPAL PROTECTION FUND       ING CLASSIC PRINCIPAL PROTECTION FUND II
                                          ------------------------------------------   ------------------------------------------
                                           SIX MONTHS    SEVEN MONTHS                   SIX MONTHS    SEVEN MONTHS
                                             ENDED          ENDED        YEAR ENDED       ENDED          ENDED        YEAR ENDED
                                          NOVEMBER 30,     MAY 31,      OCTOBER 31,    NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                              2002         2002(1)          2001           2002         2002(1)          2001
                                              ----         -------          ----           ----         -------          ----
FROM OPERATIONS:
Net investment income                     $  1,852,952   $  2,143,899   $  3,313,666   $ 1,293,338    $  1,552,040   $  2,699,696
Net realized gain (loss) on investments
  and futures                                 (786,214)       (25,278)      (954,358)     (580,830)        581,510     (1,061,984)
Net change in unrealized appreciation
  (depreciation) of investments and
  futures                                      471,601     (2,825,605)    (5,468,326)    1,329,321      (2,512,086)      (805,935)
                                          ------------   ------------   ------------   -----------    ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                  1,538,339       (706,984)    (3,109,018)    2,041,829        (378,536)       831,777
                                          ------------   ------------   ------------   -----------    ------------   ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                     (659,723)      (544,069)      (195,695)     (314,035)       (283,680)      (175,246)
  Class B                                   (4,007,616)    (2,997,668)      (395,519)   (2,982,423)     (2,534,935)      (826,531)
                                          ------------   ------------   ------------   -----------    ------------   ------------
Total distributions                         (4,667,339)    (3,541,737)      (591,214)   (3,296,458)     (2,818,615)    (1,001,777)
                                          ------------   ------------   ------------   -----------    ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Shares resulting from dividend
  reinvestments                              4,493,900      3,365,510        568,315     3,207,376       2,747,215        984,559
Cost of shares redeemed                     (8,005,384)   (11,020,246)   (15,677,332)   (5,172,455)     (4,844,682)   (12,993,821)
                                          ------------   ------------   ------------   -----------    ------------   ------------
Net decrease in net assets resulting
  from capital share transactions           (3,511,484)    (7,654,736)   (15,109,017)   (1,965,079)     (2,097,467)   (12,009,262)
                                          ------------   ------------   ------------   -----------    ------------   ------------
Net decrease in net assets                  (6,640,484)   (11,903,457)   (18,809,249)   (3,219,708)     (5,294,618)   (12,179,262)
NET ASSETS:
Beginning of period                        120,986,779    132,890,236    151,699,485    99,169,773     104,464,391    116,643,653
                                          ------------   ------------   ------------   -----------    ------------   ------------
End of period                             $114,346,295   $120,986,779   $132,890,236   $95,950,065    $ 99,169,773   $104,464,391
                                          ============   ============   ============   ===========    ============   ============
Undistributed net investment income
  (accumulated net investment loss) at
  end of period                           $ (1,318,188)  $  1,496,199   $  2,894,300   $  (929,641)   $  1,073,479   $  2,340,183
                                          ============   ============   ============   ===========    ============   ============

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                       ING CLASSIC PRINCIPAL PROTECTION FUND III       ING CLASSIC PRINCIPAL PROTECTION FUND IV
                                      --------------------------------------------   --------------------------------------------
                                       SIX MONTHS    SEVEN MONTHS                     SIX MONTHS    SEVEN MONTHS
                                         ENDED          ENDED         YEAR ENDED        ENDED          ENDED         YEAR ENDED
                                      NOVEMBER 30,     MAY 31,       OCTOBER 31,     NOVEMBER 30,     MAY 31,       OCTOBER 31,
                                          2002         2002(1)           2001            2002         2002(1)           2001
                                          ----         -------           ----            ----         -------           ----
FROM OPERATIONS:
Net investment income                 $   599,516    $ 1,201,574     $ 1,829,901     $   706,889    $   788,257     $ 1,092,758
Net realized gain (loss) on
  investments and futures               1,384,923      1,293,591      (7,532,829)       (307,562)      (196,570)     (5,667,089)
Net change in unrealized
  appreciation (depreciation) of
  investments and futures                (150,831)    (3,103,676)      3,174,665       1,475,014     (1,174,150)      4,891,969
                                      -----------    -----------     -----------     -----------    -----------     -----------
Net increase (decrease) in net
  assets resulting from operations      1,833,608       (608,511)     (2,528,263)      1,874,341       (582,463)        317,638
                                      -----------    -----------     -----------     -----------    -----------     -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                (269,422)      (286,923)       (128,763)       (191,186)      (146,023)        (51,592)
  Class B                              (1,519,966)    (1,754,539)       (616,983)     (1,584,827)    (1,052,465)       (360,229)
                                      -----------    -----------     -----------     -----------    -----------     -----------
Total distributions                    (1,789,388)    (2,041,462)       (745,746)     (1,776,013)    (1,198,488)       (411,821)
                                      -----------    -----------     -----------     -----------    -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
Shares resulting from dividend
  reinvestments                         1,730,880      1,981,060         728,047       1,711,173      1,163,280         402,620
Cost of shares redeemed                (4,768,697)    (3,550,790)     (5,854,966)     (2,399,147)    (2,994,148)     (3,100,265)
                                      -----------    -----------     -----------     -----------    -----------     -----------
Net decrease in net assets resulting
  from capital share transactions      (3,037,817)    (1,569,730)     (5,126,919)       (687,974)    (1,830,868)     (2,697,645)
                                      -----------    -----------     -----------     -----------    -----------     -----------
Net decrease in net assets             (2,993,597)    (4,219,703)     (8,400,928)       (589,646)    (3,611,819)     (2,791,828)
NET ASSETS:
Beginning of period                    86,026,206     90,245,909      98,646,837      52,513,154     56,124,973      58,916,801
                                      -----------    -----------     -----------     -----------    -----------     -----------
End of period                         $83,032,609    $86,026,206     $90,245,909     $51,923,508    $52,513,154     $56,124,973
                                      ===========    ===========     ===========     ===========    ===========     ===========
Undistributed net investment income
  (accumulated net investment loss)
  at end of period                    $  (394,473)   $   795,399     $ 1,635,444     $  (509,620)   $   559,504     $   969,825
                                      ===========    ===========     ===========     ===========    ===========     ===========

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                            ING INDEX PLUS PROTECTION FUND
                                                                  ---------------------------------------------------
                                                                   SIX MONTHS       SEVEN MONTHS
                                                                     ENDED             ENDED            YEAR ENDED
                                                                  NOVEMBER 30,        MAY 31,           OCTOBER 31,
                                                                      2002            2002(1)              2001
                                                                      ----            -------              ----
FROM OPERATIONS:
Net investment income                                             $   181,538       $   378,082         $   438,989
Net realized gain (loss) on investments and futures                   763,462         2,001,114          (4,872,151)
Net change in unrealized appreciation (depreciation) of
  investments and futures                                             386,513        (2,807,773)          3,215,546
                                                                  -----------       -----------         -----------
Net increase (decrease) in net assets resulting from
  operations                                                        1,331,513          (428,577)         (1,217,616)
                                                                  -----------       -----------         -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                             (92,698)          (64,636)            (40,228)
  Class B                                                            (406,192)         (198,007)           (259,958)
                                                                  -----------       -----------         -----------
Total distributions                                                  (498,890)         (262,643)           (300,186)
                                                                  -----------       -----------         -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                           --                --          31,691,886
Shares resulting from dividend reinvestments                          488,740           256,425              39,105
                                                                  -----------       -----------         -----------
                                                                      488,740           256,425          31,730,991
Cost of shares redeemed                                            (1,927,689)       (1,850,823)         (2,640,615)
                                                                  -----------       -----------         -----------
Net increase (decrease) in net assets resulting from capital
  share transactions                                               (1,438,949)       (1,594,398)         29,090,376
                                                                  -----------       -----------         -----------
Net increase (decrease) in net assets                                (606,326)       (2,285,618)         27,572,574
NET ASSETS:
Beginning of period                                                45,443,589        47,729,207          20,156,633
                                                                  -----------       -----------         -----------
End of period                                                     $44,837,263       $45,443,589         $47,729,207
                                                                  ===========       ===========         ===========
Undistributed net investment income (accumulated net
  investment loss) at end of period                               $   (35,925)      $   281,427         $   166,085
                                                                  ===========       ===========         ===========

------------------

(1) The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                               ING CLASSIC PRINCIPAL PROTECTION FUND (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS        SEVEN MONTHS           YEAR ENDED            AUGUST 6,
                                                          ENDED              ENDED               OCTOBER 31,          1999(1) TO
                                                       NOVEMBER 30,         MAY 31,          -------------------      OCTOBER 31,
                                                           2002             2002(4)           2001         2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $             9.72              10.07           10.31       10.20         10.00
 Income from investment operations:
 Net investment income                         $             0.21               0.21            0.31        0.05          0.07*
 Net realized and unrealized gain (loss) on
 investments                                   $            (0.05)             (0.22)          (0.44)       0.13          0.13
 Total from investment operations              $             0.16              (0.01)          (0.13)       0.18          0.20
 Less distributions from:
 Net investment income                         $             0.47               0.34            0.11        0.07            --
 Total distributions                           $             0.47               0.34            0.11        0.07            --
 Net asset value, end of period                $             9.41               9.72           10.07       10.31         10.20
 TOTAL RETURN(2):                              %             1.62              (0.08)          (1.24)       1.71          1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $           13,899             14,545          16,340      18,712        21,069
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %             1.50               1.50            1.50        1.50          1.06
 Gross expenses prior to expense
 reimbursement(3)                              %             1.57               1.56            1.50        1.52          1.46
 Net investment income after expense
 reimbursement(3)(5)                           %             3.84               3.54            3.05        0.94          2.76
 Portfolio turnover rate                       %                9                 33              79         337            42
---------------------------------------------------------------------------------------------------------------------------------

                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                          SIX MONTHS       SEVEN MONTHS          YEAR ENDED            AUGUST 6,
                                                            ENDED             ENDED              OCTOBER 31,          1999(1) TO
                                                         NOVEMBER 30,        MAY 31,         -------------------      OCTOBER 31,
                                                             2002            2002(4)          2001         2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $             9.68             10.00          10.24       10.19         10.00
 Income from investment operations:
 Net investment income                           $             0.17              0.17           0.24        0.03          0.05*
 Net realized and unrealized gain (loss) on
 investments                                     $            (0.05)            (0.23)         (0.45)       0.06          0.14
 Total from investment operations                $             0.12             (0.06)         (0.21)       0.09          0.19
 Less distributions from:
 Net investment income                           $             0.39              0.26           0.03        0.04            --
 Total distributions                             $             0.39              0.26           0.03        0.04            --
 Net asset value, end of period                  $             9.41              9.68          10.00       10.24         10.19
 TOTAL RETURN(2):                                %             1.22             (0.58)         (2.04)       0.89          1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $          100,447           106,442        116,550      132,987      144,305
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                             %             2.25              2.25           2.25        2.25          1.80
 Gross expenses prior to expense
 reimbursement(3)                                %             2.32              2.31           2.25        2.27          2.21
 Net investment income after expense
 reimbursement(3)(5)                             %             3.09              2.80           2.30        0.19          2.01
 Portfolio turnover rate                         %                9                33             79         337            42
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Represents performance beginning on first day of the Guarantee Period
   (10/7/99). Total return from commencement of offering of shares was 2.00% and 1.90% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND II (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS       SEVEN MONTHS          YEAR ENDED             OCTOBER 7,
                                                       ENDED             ENDED             OCTOBER 31,             1999(1) TO
                                                    NOVEMBER 30,        MAY 31,         ------------------         OCTOBER 31,
                                                        2002            2002(4)          2001        2000             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $            9.50              9.83           9.82       10.02            10.00
 Income from investment operations:
 Net investment income                      $            0.18              0.19           0.32        0.10             0.02*
 Net realized and unrealized gain (loss)
 on investments                             $            0.05             (0.19)         (0.15)      (0.25)              --
 Total from investment operations           $            0.23              0.00***        0.17       (0.15)            0.02
 Less distributions from:
 Net investment income                      $            0.40              0.33           0.16        0.05               --
 Total distributions                        $            0.40              0.33           0.16        0.05               --
 Net asset value, end of period             $            9.33              9.50           9.83        9.82            10.02
 TOTAL RETURN(2):                           %            2.41              0.10           1.79       (2.00)**            --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $           7,517             8,046          8,343      11,169            2,079
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %            1.50              1.50           1.50        1.35             0.58
 Gross expenses prior to expense
 reimbursement(3)                           %            1.59              1.58           1.52        1.41             6.47
 Net investment income after expense
 reimbursement(3)(5)                        %            3.35              3.32           3.19        1.59             3.85
 Portfolio turnover rate                    %              11                43            113         260               --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS       SEVEN MONTHS          YEAR ENDED             OCTOBER 7,
                                                       ENDED             ENDED             OCTOBER 31,             1999(1) TO
                                                    NOVEMBER 30,        MAY 31,         ------------------         OCTOBER 31,
                                                        2002            2002(4)          2001        2000             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $            9.48              9.77           9.76       10.02            10.00
 Income from investment operations:
 Net investment income                      $            0.13              0.15           0.25        0.08             0.02*
 Net realized and unrealized gain (loss)
 on investments                             $            0.07             (0.18)         (0.16)      (0.30)              --
 Total from investment operations           $            0.20             (0.03)          0.09       (0.22)            0.02
 Less distributions from:
 Net investment income                      $            0.33              0.26           0.08        0.04               --
 Total distributions                        $            0.33              0.26           0.08        0.04               --
 Net asset value, end of period             $            9.35              9.48           9.77        9.76            10.02
 TOTAL RETURN(2):                           %            2.05             (0.26)          0.93       (2.58)**            --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $          88,433            91,124         96,122      105,475          24,336
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %            2.25              2.25           2.25        2.05             1.30
 Gross expenses prior to expense
 reimbursement(3)                           %            2.34              2.33           2.27        2.12             7.19
 Net investment income after expense
 reimbursement(3)(5)                        %            2.60              2.57           2.44        0.88             3.12
 Portfolio turnover rate                    %              11                43            113         260               --
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Represents performance beginning on first day of the Guarantee Period (12/21/99). Total return for year ended October 31, 2000 was (1.51%) and (2.21%) for Class A and Class B, respectively.
*** Amount represents less than $0.01 per share.
+ Total return from commencement of offering of shares was 0.20% for both Class A and Class B.

                 See Accompanying Notes to Financial Statements

                           ING CLASSIC PRINCIPAL PROTECTION FUND III (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                             SIX MONTHS       SEVEN MONTHS                           MARCH 1,
                                                               ENDED             ENDED          YEAR ENDED          2000(1) TO
                                                            NOVEMBER 30,        MAY 31,         OCTOBER 31,        OCTOBER 31,
                                                                2002            2002(4)            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $            9.59              9.91            10.22               10.00
 Income from investment operations:
 Net investment income                              $            0.11              0.17             0.26                0.06
 Net realized and unrealized gain (loss) on
 investments                                        $            0.13             (0.20)           (0.45)               0.16
 Total from investment operations                   $            0.24             (0.03)           (0.19)               0.22
 Less distributions from:
 Net investment income                              $            0.28              0.29             0.12                  --
 Total distributions                                $            0.28              0.29             0.12                  --
 Net asset value, end of period                     $            9.55              9.59             9.91               10.22
 TOTAL RETURN(2):                                   %            2.47             (0.26)           (1.79)               1.09*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $           9,492             9,597            9,830              10,739
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)     %            1.50              1.50             1.50                1.06
 Gross expenses prior to expense reimbursement(3)   %            1.59              1.57             1.53                1.19
 Net investment income after expense
 reimbursement(3)(5)                                %            2.09              3.01             2.66                1.34
 Portfolio turnover rate                            %              64                48              121                 113
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                             SIX MONTHS       SEVEN MONTHS                           MARCH 1,
                                                               ENDED             ENDED          YEAR ENDED          2000(1) TO
                                                            NOVEMBER 30,        MAY 31,         OCTOBER 31,        OCTOBER 31,
                                                                2002            2002(4)            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $            9.55              9.84            10.17               10.00
 Income from investment operations:
 Net investment income                              $            0.07              0.13             0.19                0.06
 Net realized and unrealized gain (loss) on
 investments                                        $            0.13             (0.20)           (0.45)               0.11
 Total from investment operations                   $            0.20             (0.07)           (0.26)               0.17
 Less distributions from:
 Net investment income                              $            0.20              0.22             0.07                  --
 Total distributions                                $            0.20              0.22             0.07                  --
 Net asset value, end of period                     $            9.55              9.55             9.84               10.17
 TOTAL RETURN(2):                                   %            2.10             (0.73)           (2.52)               0.79*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $          73,540            76,430           80,416              87,907
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)     %            2.25              2.25             2.25                1.65
 Gross expenses prior to expense reimbursement(3)   %            2.34              2.32             2.28                1.78
 Net investment income after expense
 reimbursement(3)(5)                                %            1.34              2.26             1.91                0.75
 Portfolio turnover rate                            %              64                48              121                 113
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Represents performance beginning on first day of the Guarantee Period (6/1/00). Total return from commencement of offering of shares was 2.20% and 1.70% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND IV (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS        SEVEN MONTHS                                 JULY 6,
                                                        ENDED              ENDED              YEAR ENDED            2000(1) TO
                                                     NOVEMBER 30,         MAY 31,            OCTOBER 31,           OCTOBER 31,
                                                         2002             2002(4)                2001                  2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $            9.44                9.78                9.74                  10.00
 Income from investment operations:
 Net investment income                       $            0.18                0.18                0.26                   0.05
 Net realized and unrealized gain (loss)
 on investments                              $            0.20               (0.24)              (0.13)                 (0.31)
 Total from investment operations            $            0.38               (0.06)               0.13                  (0.26)
 Less distributions from:
 Net investment income                       $            0.40                0.28                0.09                     --
 Total distributions                         $            0.40                0.28                0.09                   0.00
 Net asset value, end of period              $            9.42                9.44                9.78                   9.74
 TOTAL RETURN(2):                            %            4.01               (0.62)               1.40                  (3.37)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $           4,660               4,728               5,176                  5,534
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         %            1.50                1.50                1.50                   0.87
 Gross expenses prior to expense
 reimbursement(3)                            %            1.72                1.66                1.60                   1.30
 Net investment income after expense
 reimbursement(3)(5)                         %            3.38                3.17                2.62                   2.01
 Portfolio turnover rate                     %              23                  16                  77                     38
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS        SEVEN MONTHS                                 JULY 6,
                                                        ENDED              ENDED              YEAR ENDED            2000(1) TO
                                                     NOVEMBER 30,         MAY 31,            OCTOBER 31,           OCTOBER 31,
                                                         2002             2002(4)                2001                  2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $            9.40                9.71                9.72                  10.00
 Income from investment operations:
 Net investment income                       $            0.14                0.14                0.19                   0.05
 Net realized and unrealized gain (loss)
 on investments                              $            0.20               (0.25)              (0.13)                 (0.33)
 Total from investment operations            $            0.34               (0.11)               0.06                  (0.28)
 Less distributions from:
 Net investment income                       $            0.32                0.20                0.07                     --
 Total distributions                         $            0.32                0.20                0.07                     --
 Net asset value, end of period              $            9.42                9.40                9.71                   9.72
 TOTAL RETURN(2):                            %            3.66               (1.08)               0.60                  (3.38)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $          47,264              47,785              50,949                 53,383
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         %            2.25                2.25                2.25                   1.41
 Gross expenses prior to expense
 reimbursement(3)                            %            2.47                2.41                2.35                   1.84
 Net investment income after expense
 reimbursement(3)(5)                         %            2.63                2.42                1.87                   1.47
 Portfolio turnover rate                     %              23                  16                  77                     38
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Represents performance beginning on first day of the Guarantee Period (9/7/00). Total return from commencement of offering of shares was (2.60%) and (2.80%) for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

                                      ING INDEX PLUS PROTECTION FUND (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS       SEVEN MONTHS                           OCTOBER 2,
                                                             ENDED             ENDED          YEAR ENDED           2000(1) TO
                                                          NOVEMBER 30,        MAY 31,         OCTOBER 31,         OCTOBER 31,
                                                              2002            2002(4)            2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $            9.64              9.81            10.03                10.00
 Income from investment operations:
 Net investment income                            $            0.08              0.12             0.15                 0.03
 Net realized and unrealized gain (loss) on
 investments                                      $            0.25             (0.17)           (0.30)                  --
 Total from investment operations                 $            0.33             (0.05)           (0.15)                0.03
 Less distributions from:
 Net investment income                            $            0.18              0.12             0.07                   --
 Total distributions                              $            0.18              0.12             0.07                   --
 Net asset value, end of period                   $            9.79              9.64             9.81                10.03
 TOTAL RETURN(2):                                 %            3.38             (0.51)           (1.93)*                 --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $           5,209             5,239            5,383                2,585
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %            1.50              1.50             1.46                 0.59
 Gross expenses prior to expense
 reimbursement(3)                                 %            1.78              1.70             1.66                 6.35
 Net investment income after expense
 reimbursement(3)(5)                              %            1.47              2.06             1.58                 4.05
 Portfolio turnover rate                          %              93               101              139                   --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS       SEVEN MONTHS                           OCTOBER 2,
                                                             ENDED             ENDED          YEAR ENDED           2000(1) TO
                                                          NOVEMBER 30,        MAY 31,         OCTOBER 31,         OCTOBER 31,
                                                              2002            2002(4)            2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $            9.61              9.74            10.02                10.00
 Income from investment operations:
 Net investment income                            $            0.04              0.07             0.07                 0.02
 Net realized and unrealized gain (loss) on
 investments                                      $            0.24             (0.15)           (0.29)                  --
 Total from investment operations                 $            0.28             (0.08)           (0.22)                0.02
 Less distributions from:
 Net investment income                            $            0.10              0.05             0.06                   --
 Total distributions                              $            0.10              0.05             0.06                   --
 Net asset value, end of period                   $            9.79              9.61             9.74                10.02
 TOTAL RETURN(2):                                 %            2.92             (0.86)           (2.61)*                 --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $          39,628            40,205           42,346               17,572
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %            2.25              2.25             2.21                 1.31
 Gross expenses prior to expense
 reimbursement(3)                                 %            2.53              2.45             2.41                 7.06
 Net investment income after expense
 reimbursement(3)(5)                              %            0.72              1.31             0.83                 3.33
 Portfolio turnover rate                          %              93               101              139                   --
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Fund changed its fiscal year end to May 31.
(5)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Represents performance beginning on first day of the Guarantee Period (12/1/00). Total return for year ended October 31, 2001 was (1.51%) and (2.21%) for Class A and Class B, respectively.
+ Total return from commencement of offering of shares was 0.30% and 0.20% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate funds which comprise the ING Series Fund, Inc. The five funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Classic Principal Protection Fund ("PPF"), ING Classic Principal Protection Fund II ("PPF II"), ING Classic Principal Protection Fund III ("PPF III"), ING Classic Principal Protection Fund IV ("PPF IV") and ING Index Plus Protection Fund ("IPPF").

Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Funds' assets may become largely or entirely invested in the Fixed Component, which consists primarily of U.S. Government securities. Use of the Fixed Component reduces the Funds' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the guarantee period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Funds' Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation ("MBIA"), a monoline financial guarantor. Each Fund pays MBIA an annual guarantee fee of 0.33% of its average daily net assets.

                            OFFERING              GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
PPF*                   08/06/99 - 10/06/99   10/07/99 - 10/06/04   10/06/04
PPF II*                10/07/99 - 12/20/99   12/21/99 - 12/20/04   12/20/04
PPF III*               03/01/00 - 05/31/00   06/01/00 - 05/31/05   05/31/05
PPF IV*                07/06/00 - 09/06/00   09/07/00 - 09/06/05   09/06/05
IPPF*                  10/02/00 - 11/30/00   12/01/00 - 11/30/05   11/30/05**

*  Closed to new investors.
** Guarantee Maturity Date for IPPF. After this date IPPF goes into the Index
   Plus Large Cap Period.

Each Fund offers two classes of shares: Class A and Class B. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

On December 13, 2000, Aetna Inc. ("Aetna"), the indirect parent company of Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds, and Aeltus Capital, Inc. ("ACI"), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

--------------------------------------------------------------------------------


B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors

--------------------------------------------------------------------------------


      intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Fund had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-month period ended November 30, 2002, the cost of purchases and sales of securities, excluding short-term and U.S. Government securities, were as follows:

                                        PURCHASES       SALES
                                        ----------   -----------
PPF                                     $1,796,773   $10,981,274
PPF II                                   4,772,197     8,238,946
PPF III                                  6,198,834    12,475,754
PPF IV                                   5,416,567     8,929,841
IPPF                                     2,800,576     6,687,380

U.S. Government Securities not included above were as follows:

                                        PURCHASES       SALES
                                       -----------   -----------
PPF                                    $ 8,870,841   $ 8,452,589
PPF II                                   6,030,593     8,382,060
PPF III                                 47,809,391    46,644,380
PPF IV                                   6,766,543     5,865,600
IPPF                                    39,587,971    37,818,023

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Prior to March 1, 2002, Aeltus served as investment adviser to the Funds. Effective March 1, 2002, each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager"), a wholly-owned subsidiary of ING. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.65% during its Guarantee Period. IPPF pays 0.45% during its Index Plus Large Cap Period.

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations.

Prior to May 1, 2002, Aeltus served as administrator to each of the Funds and received an administrative service fee at an annual rate of 0.10% of the Funds' average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC

--------------------------------------------------------------------------------


("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                                               CLASS A    CLASS B
                                               -------    -------
PPF                                             0.25%      1.00%
PPF II                                          0.25       1.00
PPF III                                         0.25       1.00
PPF IV                                          0.25       1.00
IPPF                                            0.25       1.00

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                        ACCRUED                             ACCRUED
                       INVESTMENT       ACCRUED           SHAREHOLDER
                       MANAGEMENT    ADMINISTRATIVE      SERVICES AND
                          FEES            FEES         DISTRIBUTION FEES     TOTAL
                       ----------    --------------    -----------------    --------
PPF                     $61,467          $7,565             $85,948         $154,980
PPF II                   51,654           6,357              74,757          132,768
PPF III                  44,618           5,491              62,755          112,864
PPF IV                   27,974           3,443              40,136           71,553
IPPF                     24,197           2,978              33,992           61,167

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Fund for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                               CLASS A    CLASS B
                                               -------    -------
PPF                                             1.50%      2.25%
PPF II                                          1.50       2.25
PPF III                                         1.50       2.25
PPF IV                                          1.50       2.25
IPPF                                            1.50       2.25

Under the expense limitation agreements, each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

As of November 30, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

PPF                                                     $52,685
PPF II                                                   61,183
PPF III                                                  48,493
PPF IV                                                   77,504
IPPF                                                     83,709

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At November 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                        CLASS A SHARES                               CLASS B SHARES
                                           -----------------------------------------   ------------------------------------------
                                            SIX MONTHS    SEVEN MONTHS                  SIX MONTHS    SEVEN MONTHS
                                              ENDED          ENDED       YEAR ENDED       ENDED          ENDED        YEAR ENDED
                                           NOVEMBER 30,     MAY 31,      OCTOBER 31,   NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                               2002           2002          2001           2002           2002           2001
                                           ------------   ------------   -----------   ------------   ------------   -----------
ING CLASSIC PRINCIPAL PROTECTION FUND
  (NUMBER OF SHARES)
Shares issued as reinvestment of
  dividends                                    67,568          52,482         19,006       408,552        296,275          39,144
Shares redeemed                               (87,228)       (178,142)      (211,039)     (733,701)      (956,853)     (1,377,321)
                                            ---------     -----------    -----------   -----------    -----------    ------------
Net decrease in shares outstanding            (19,660)       (125,660)      (192,033)     (325,149)      (660,578)     (1,338,177)
                                            =========     ===========    ===========   ===========    ===========    ============
ING CLASSIC PRINCIPAL PROTECTION FUND($)
Shares issued as reinvestment of
  dividends                                 $ 637,167     $   506,453    $   185,875   $ 3,856,733    $ 2,859,057    $    382,440
Shares redeemed                              (854,083)     (1,727,057)    (2,093,570)   (7,151,301)    (9,293,189)    (13,583,762)
                                            ---------     -----------    -----------   -----------    -----------    ------------
Net decrease                                $(216,916)    $(1,220,604)   $(1,907,695)  $(3,294,568)   $(6,434,132)   $(13,201,322)
                                            =========     ===========    ===========   ===========    ===========    ============

                                                        CLASS A SHARES                               CLASS B SHARES
                                           -----------------------------------------   ------------------------------------------
                                            SIX MONTHS    SEVEN MONTHS                  SIX MONTHS    SEVEN MONTHS
                                              ENDED          ENDED       YEAR ENDED       ENDED          ENDED        YEAR ENDED
                                           NOVEMBER 30,     MAY 31,      OCTOBER 31,   NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                               2002           2002          2001           2002           2002           2001
                                           ------------   ------------   -----------   ------------   ------------   -----------
ING CLASSIC PRINCIPAL PROTECTION FUND II
  (NUMBER OF SHARES)
Shares issued as reinvestment of
  dividends                                    32,969         29,536          18,476       309,404        264,001          86,283
Shares redeemed                               (74,524)       (31,058)       (306,509)     (464,383)      (480,726)     (1,059,525)
                                            ---------      ---------     -----------   -----------    -----------    ------------
Net decrease in shares outstanding            (41,555)        (1,522)       (288,033)     (154,979)      (216,725)       (973,242)
                                            =========      =========     ===========   ===========    ===========    ============
ING CLASSIC PRINCIPAL
  PROTECTION FUND II($)
Shares issued as reinvestment of
  dividends                                 $ 308,264      $ 276,161     $   173,491   $ 2,899,112    $ 2,471,054    $    811,068
Shares redeemed                              (714,225)      (293,770)     (2,904,789)   (4,458,230)    (4,550,912)    (10,089,032)
                                            ---------      ---------     -----------   -----------    -----------    ------------
Net decrease                                $(405,961)     $ (17,609)    $(2,731,298)  $(1,559,118)   $(2,079,858)   $ (9,277,964)
                                            =========      =========     ===========   ===========    ===========    ============

--------------------------------------------------------------------------------


                                                         CLASS A SHARES                              CLASS B SHARES
                                            -----------------------------------------   -----------------------------------------
                                             SIX MONTHS    SEVEN MONTHS                  SIX MONTHS    SEVEN MONTHS
                                               ENDED          ENDED       YEAR ENDED       ENDED          ENDED       YEAR ENDED
                                            NOVEMBER 30,     MAY 31,      OCTOBER 31,   NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                                2002           2002          2001           2002           2002          2001
                                            ------------   ------------   -----------   ------------   ------------   -----------
ING CLASSIC PRINCIPAL PROTECTION FUND III
  (NUMBER OF SHARES)
Shares issued as reinvestment of dividends      27,009         28,917          12,862       153,668        180,245         62,805
Shares redeemed                                (33,986)       (20,174)        (71,908)     (457,720)      (352,269)      (534,826)
                                             ---------      ---------     -----------   -----------    -----------    -----------
Net increase (decrease) in shares
  outstanding                                   (6,977)         8,743         (59,046)     (304,052)      (172,024)      (472,021)
                                             =========      =========     ===========   ===========    ===========    ===========
ING CLASSIC PRINCIPAL
  PROTECTION FUND III($)
Shares issued as reinvestment of dividends   $ 258,744      $ 274,134     $   123,860   $ 1,472,136    $ 1,706,926    $   604,187
Shares redeemed                               (330,856)      (193,569)       (697,892)   (4,437,841)    (3,357,221)    (5,157,074)
                                             ---------      ---------     -----------   -----------    -----------    -----------
Net increase (decrease)                      $ (72,112)     $  80,565     $  (574,032)  $(2,965,705)   $(1,650,295)   $(4,552,887)
                                             =========      =========     ===========   ===========    ===========    ===========

                                                         CLASS A SHARES                              CLASS B SHARES
                                            -----------------------------------------   -----------------------------------------
                                             SIX MONTHS    SEVEN MONTHS                  SIX MONTHS    SEVEN MONTHS
                                               ENDED          ENDED       YEAR ENDED       ENDED          ENDED       YEAR ENDED
                                            NOVEMBER 30,     MAY 31,      OCTOBER 31,   NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                                2002           2002          2001           2002           2002          2001
                                            ------------   ------------   -----------   ------------   ------------   -----------
ING CLASSIC PRINCIPAL PROTECTION FUND IV
  (NUMBER OF SHARES)
Shares issued as reinvestment of dividends      19,123         14,968          5,416        161,761        109,981         37,778
Shares redeemed                                (25,075)       (43,478)       (44,286)      (223,345)      (276,484)      (284,571)
                                             ---------      ---------      ---------    -----------    -----------    -----------
Net decrease in shares outstanding              (5,952)       (28,510)       (38,870)       (61,584)      (166,503)      (246,793)
                                             =========      =========      =========    ===========    ===========    ===========
ING CLASSIC PRINCIPAL PROTECTION FUND
  IV($)
Shares issued as reinvestment of dividends   $ 180,912      $ 139,355      $  50,532    $ 1,530,261    $ 1,023,925    $   352,088
Shares redeemed                               (243,512)      (403,714)      (421,255)    (2,155,635)    (2,590,434)    (2,679,010)
                                             ---------      ---------      ---------    -----------    -----------    -----------
Net decrease                                 $ (62,600)     $(264,359)     $(370,723)   $  (625,374)   $(1,566,509)   $(2,326,922)
                                             =========      =========      =========    ===========    ===========    ===========

                                                         CLASS A SHARES                              CLASS B SHARES
                                            -----------------------------------------   -----------------------------------------
                                             SIX MONTHS    SEVEN MONTHS                  SIX MONTHS    SEVEN MONTHS
                                               ENDED          ENDED       YEAR ENDED       ENDED          ENDED       YEAR ENDED
                                            NOVEMBER 30,     MAY 31,      OCTOBER 31,   NOVEMBER 30,     MAY 31,      OCTOBER 31,
                                                2002           2002          2001           2002           2002          2001
                                            ------------   ------------   -----------   ------------   ------------   -----------
ING INDEX PLUS PROTECTION FUND (NUMBER OF
  SHARES)
Shares sold                                         --             --        358,315             --             --      2,797,020
Shares issued as reinvestment of dividends       9,206          6,620          3,978         40,513         20,259             --
Shares redeemed                                (20,106)       (12,019)       (71,483)      (176,215)      (181,781)      (203,802)
                                             ---------      ---------     ----------    -----------    -----------    -----------
Net increase (decrease) in shares
  outstanding                                  (10,900)        (5,399)       290,810       (135,702)      (161,522)     2,593,218
                                             =========      =========     ==========    ===========    ===========    ===========
ING INDEX PLUS PROTECTION FUND($)
Shares sold                                  $      --      $      --     $3,601,346    $        --    $        --    $28,090,540
Shares issued as reinvestment of dividends      90,495         63,153         39,105        398,245        193,272             --
Shares redeemed                               (198,483)      (115,202)      (686,540)    (1,729,206)    (1,735,621)    (1,954,075)
                                             ---------      ---------     ----------    -----------    -----------    -----------
Net increase (decrease)                      $(107,988)     $ (52,049)    $2,953,911    $(1,330,961)   $(1,542,349)   $26,136,465
                                             =========      =========     ==========    ===========    ===========    ===========

--------------------------------------------------------------------------------


NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective April 30, 2002 the Funds changed their year-end to May 31 from October
31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended November 30, 2002 was as follows:

                                                     ORDINARY
                                                      INCOME
                                                    ----------
PPF                                                 $4,667,339
PPF II                                               3,296,458
PPF III                                              1,789,388
PPF IV                                               1,776,013
IPPF                                                   498,890

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statement of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002:

                                    AMOUNT      EXPIRATION DATES
                                  -----------   ----------------
PPF                               $ 9,736,704      2007-2010
PPF II                             10,512,793      2008-2009
PPF III                             7,966,362           2009
PPF IV                              6,945,994      2008-2010
IPPF                                2,135,967           2009

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 1.29%
                               ADVERTISING: 0.00%
              80               Interpublic Group Cos., Inc.                $      1,198
                                                                           ------------
                                                                                  1,198
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.02%
             170               Boeing Co.                                         5,780
              40               General Dynamics Corp.                             3,258
              20               Goodrich Corp.                                       368
              90               Lockheed Martin Corp.                              4,698
              20               Northrop Grumman Corp.                             1,938
              50               Rockwell Collins, Inc.                             1,070
             120               United Technologies Corp.                          7,496
                                                                           ------------
                                                                                 24,608
                                                                           ------------
                               AGRICULTURE: 0.00%
              30               UST, Inc.                                            966
                                                                           ------------
                                                                                    966
                                                                           ------------
                               AIRLINES: 0.00%
              60               Southwest Airlines Co.                               996
                                                                           ------------
                                                                                    996
                                                                           ------------
                               APPAREL: 0.01%
              40         @     Jones Apparel Group, Inc.                          1,472
              30               Liz Claiborne, Inc.                                  966
              50               Nike, Inc.                                         2,239
              20         @     Reebok Intl. Ltd.                                    574
              30               VF Corp.                                           1,136
                                                                           ------------
                                                                                  6,387
                                                                           ------------
                               AUTO MANUFACTURERS: 0.01%
             500               Ford Motor Co.                                     5,690
             110               General Motors Corp.                               4,367
              10         @     Navistar Intl. Corp.                                 309
              35               Paccar, Inc.                                       1,715
                                                                           ------------
                                                                                 12,081
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
              10               Cooper Tire & Rubber Co.                             159
              30               Dana Corp.                                           405
             100               Delphi Corp.                                         850
              30               Goodyear Tire & Rubber Co.                           247
              20               Johnson Controls, Inc.                             1,658
              40               TRW, Inc.                                          2,068
              30               Visteon Corp.                                        242
                                                                           ------------
                                                                                  5,629
                                                                           ------------
                               BANKS: 0.11%
              70               AmSouth Bancorp                                    1,335
             400               Bank of America Corp.                             28,032
             230               Bank One Corp.                                     9,083
              90               BB&T Corp.                                         3,419
              40               Charter One Financial, Inc.                        1,204
              50               Comerica, Inc.                                     2,366
              20               First Tennessee National Corp.                       738
             210               FleetBoston Financial Corp.                        5,697
              70               Huntington Bancshares, Inc.                        1,370
              80               Keycorp                                            2,087
              40               Marshall & Ilsley Corp.                            1,137
              80               Mellon Financial Corp.                             2,404
             120               National City Corp.                                3,336
              30               North Fork Bancorporation, Inc.                    1,044
              20               PNC Financial Services Group, Inc.                   844
              70               Regions Financial Corp.                            2,432

       Shares                                                                 Value
---------------------------------------------------------------------------------------
              70               SouthTrust Corp.                            $      1,830
              60               State Street Corp.                                 2,700
              50               SunTrust Banks, Inc.                               2,933
              20               Synovus Financial Corp.                              417
              60               Union Planters Corp.                               1,770
             370               US Bancorp                                         8,103
             360               Wachovia Corp.                                    12,654
             330               Wells Fargo & Co.                                 15,249
              20               Zions Bancorporation                                 823
                                                                           ------------
                                                                                113,007
                                                                           ------------
                               BEVERAGES: 0.04%
             170               Anheuser-Busch Cos., Inc.                          8,350
              10               Brown-Forman Corp.                                   661
             200               Coca-Cola Co.                                      9,128
              90               Coca-Cola Enterprises, Inc.                        1,916
              10               Coors (Adolph)                                       649
              60               Pepsi Bottling Group, Inc.                         1,723
             350               PepsiCo, Inc.                                     14,868
                                                                           ------------
                                                                                 37,295
                                                                           ------------
                               BIOTECHNOLOGY: 0.01%
             271         @     Amgen, Inc.                                       12,791
              10         @     Biogen, Inc.                                         441
              40         @     Chiron Corp.                                       1,608
              20         @     Genzyme Corp.                                        656
                                                                           ------------
                                                                                 15,496
                                                                           ------------
                               BUILDING MATERIALS: 0.00%
              10         @     American Standard Cos., Inc.                         745
             100               Masco Corp.                                        2,017
                                                                           ------------
                                                                                  2,762
                                                                           ------------
                               CHEMICALS: 0.02%
              50               Air Products & Chemicals, Inc.                     2,211
              20               Ashland, Inc.                                        583
             200               Du Pont EI de Nemours & Co.                        8,924
              20               Eastman Chemical Co.                                 783
              30               Ecolab, Inc.                                       1,490
              30               Engelhard Corp.                                      727
              10               Great Lakes Chemical Corp.                           251
              20         @     Hercules, Inc.                                       188
              20               International Flavors & Fragrances, Inc.             660
              30               PPG Industries, Inc.                               1,502
              30               Praxair, Inc.                                      1,770
              40               Rohm & Haas Co.                                    1,416
              30               Sherwin-Williams Co.                                 865
              10               Sigma-Aldrich Corp.                                  503
                                                                           ------------
                                                                                 21,873
                                                                           ------------
                               COMMERCIAL SERVICES: 0.01%
              30         @     Apollo Group, Inc.                                 1,237
             100         @     Concord EFS, Inc.                                  1,500
              40         @     Convergys Corp.                                      690
              10               Deluxe Corp.                                         434
              30               Equifax, Inc.                                        729
              60               H&R Block, Inc.                                    2,300
              60               McKesson Corp.                                     1,555
              30               Moody's Corp.                                      1,321
              80               Paychex, Inc.                                      2,336
              40         @     Quintiles Transnational Corp.                        470
              50         @     Robert Half Intl., Inc.                              983
                                                                           ------------
                                                                                 13,555
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS: 0.06%
              30         @     Computer Sciences Corp.                     $      1,047
             700         @     Dell Computer Corp.                               19,999
              40               Electronic Data Systems Corp.                        742
             430         @     EMC Corp.-Mass                                     3,117
             604               Hewlett-Packard Co.                               11,766
             130               International Business Machines Corp.             11,323
              40         @     Lexmark Intl., Inc.                                2,646
              60         @     Network Appliance, Inc.                              834
              60         @     Sungard Data Systems, Inc.                         1,402
              70         @     Unisys Corp.                                         784
              80         @     Veritas Software Corp.                             1,454
                                                                           ------------
                                                                                 55,114
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.05%
              10               Alberto-Culver Co.                                   495
              50               Avon Products, Inc.                                2,567
              40               Colgate-Palmolive Co.                              2,056
             210               Gillette Co.                                       6,367
             100               Kimberly-Clark Corp.                               5,032
             350               Procter & Gamble Co.                              29,400
                                                                           ------------
                                                                                 45,917
                                                                           ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
              10               Genuine Parts Co.                                    318
              20               WW Grainger, Inc.                                  1,076
                                                                           ------------
                                                                                  1,394
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.11%
             260               American Express Co.                              10,122
              30               Bear Stearns Cos., Inc.                            1,920
              70               Capital One Financial Corp.                        2,366
             110               Charles Schwab Corp.                               1,269
             990               Citigroup, Inc.                                   38,491
              30               Countrywide Financial Corp.                        1,479
             260               Fannie Mae                                        16,393
              50               Franklin Resources, Inc.                           1,847
             180               Freddie Mac                                       10,375
             150               Household Intl., Inc.                              4,305
             390               JP Morgan Chase & Co.                              9,816
              50               Lehman Brothers Holdings, Inc.                     3,070
             250               MBNA Corp.                                         5,335
             170               Merrill Lynch & Co., Inc.                          7,395
             210               Morgan Stanley                                     9,500
             100         @     Providian Financial Corp.                            608
              30               SLM Corp.                                          2,932
              20               T Rowe Price Group, Inc.                             608
                                                                           ------------
                                                                                127,831
                                                                           ------------
                               ELECTRIC: 0.03%
              30               Allegheny Energy, Inc.                               207
              10               Ameren Corp.                                         413
              70               American Electric Power Co., Inc.                  1,989
              50               Centerpoint Energy, Inc.                             382
              30               Cinergy Corp.                                        972
              60               CMS Energy Corp.                                     597
              40               Consolidated Edison, Inc.                          1,590
              30               Constellation Energy Group, Inc.                     790
              19               Dominion Resources, Inc.                             968
              30               DTE Energy Co.                                     1,330
             170               Duke Energy Corp.                                  3,356
              90         @     Edison Intl.                                         998
              40               Entergy Corp.                                      1,749
              80               Exelon Corp.                                       4,015
              60               FirstEnergy Corp.                                  1,901
              30               FPL Group, Inc.                                    1,764
              40               NiSource, Inc.                                       780

       Shares                                                                 Value
---------------------------------------------------------------------------------------
             130         @     PG&E Corp.                                  $      1,795
              20               Pinnacle West Capital Corp.                          642
              40               PPL Corp.                                          1,332
              40               Progress Energy, Inc.                              1,680
              40               Public Service Enterprise Group, Inc.              1,198
             140               Southern Co.                                       3,662
              30               TECO Energy, Inc.                                    442
              50               TXU Corp.                                            771
              80               Xcel Energy, Inc.                                    859
                                                                           ------------
                                                                                 36,182
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.01%
              70         @     American Power Conversion                          1,127
              80               Emerson Electric Co.                               4,172
              40               Molex, Inc.                                        1,122
              40         @     Power-One, Inc.                                      316
                                                                           ------------
                                                                                  6,737
                                                                           ------------
                               ELECTRONICS: 0.01%
             100         @     Agilent Technologies, Inc.                         1,941
              50               Applera Corp. -- Applied Biosystems Group          1,093
              50         @     Jabil Circuit, Inc.                                1,072
              30               Parker Hannifin Corp.                              1,401
             150         @     Sanmina-SCI Corp.                                    720
              20         @     Tektronix, Inc.                                      394
              40         @     Thermo Electron Corp.                                784
              10         @     Thomas & Betts Corp.                                 187
              10         @     Waters Corp.                                         268
                                                                           ------------
                                                                                  7,860
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
              20               Fluor Corp.                                          548
                                                                           ------------
                                                                                    548
                                                                           ------------
                               ENTERTAINMENT: 0.00%
              20         @     International Game Technology                      1,542
                                                                           ------------
                                                                                  1,542
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.00%
              40         @     Allied Waste Industries, Inc.                        427
             120               Waste Management, Inc.                             2,990
                                                                           ------------
                                                                                  3,417
                                                                           ------------
                               FOOD: 0.02%
              90               Albertson's, Inc.                                  2,101
             140               Archer-Daniels-Midland Co.                         1,866
              90               Campbell Soup Co.                                  2,173
             110               Conagra Foods, Inc.                                2,681
              30               General Mills, Inc.                                1,339
              30               Hershey Foods Corp.                                1,932
              70               HJ Heinz Co.                                       2,437
              80               Kellogg Co.                                        2,670
             150         @     Kroger Co.                                         2,360
              40         @     Safeway, Inc.                                        951
             160               Sara Lee Corp.                                     3,733
              20               Supervalu, Inc.                                      360
              40               Winn-Dixie Stores, Inc.                              597
                                                                           ------------
                                                                                 25,200
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.01%
              10               Boise Cascade Corp.                                  271
              40               Georgia-Pacific Corp.                                829
             100               International Paper Co.                            3,925
              20         @     Louisiana-Pacific Corp.                              179

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
              20               MeadWestvaco Corp.                          $        501
              40               Plum Creek Timber Co., Inc.                          974
              10               Temple-Inland, Inc.                                  491
              20               Weyerhaeuser Co.                                   1,052
                                                                           ------------
                                                                                  8,222
                                                                           ------------
                               GAS: 0.00%
              30               KeySpan Corp.                                      1,059
              10               Nicor, Inc.                                          315
              40               Sempra Energy                                        927
                                                                           ------------
                                                                                  2,301
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.00%
              30               Black & Decker Corp.                               1,289
              10               Snap-On, Inc.                                        299
              20               Stanley Works                                        719
                                                                           ------------
                                                                                  2,307
                                                                           ------------
                               HEALTHCARE -- PRODUCTS: 0.05%
              10               Bausch & Lomb, Inc.                                  377
              80               Becton Dickinson & Co.                             2,374
              80         @     Boston Scientific Corp.                            3,360
              10               CR Bard, Inc.                                        555
             110         @     Guidant Corp.                                      3,292
             629               Johnson & Johnson                                 35,866
             100               Medtronic, Inc.                                    4,675
              40         @     St. Jude Medical, Inc.                             1,393
              40               Stryker Corp.                                      2,474
                                                                           ------------
                                                                                 54,366
                                                                           ------------
                               HEALTHCARE -- SERVICES: 0.02%
              50         @     Anthem, Inc.                                       2,962
             110               HCA, Inc.                                          4,420
              50               Health Management Associates, Inc.                   876
              30         @     Humana, Inc.                                         312
              20         @     Manor Care, Inc.                                     390
             105         @     Tenet Healthcare Corp.                             1,937
              90               UnitedHealth Group, Inc.                           7,331
              50         @     WellPoint Health Networks                          3,292
                                                                           ------------
                                                                                 21,520
                                                                           ------------
                               HOME BUILDERS: 0.00%
              20               Centex Corp.                                       1,007
              20               KB Home                                              894
              10               Pulte Homes, Inc.                                    469
                                                                           ------------
                                                                                  2,370
                                                                           ------------
                               HOME FURNISHINGS: 0.00%
              40               Leggett & Platt, Inc.                                955
              20               Maytag Corp.                                         618
              10               Whirlpool Corp.                                      538
                                                                           ------------
                                                                                  2,111
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
              10               American Greetings                                   163
              30               Avery Dennison Corp.                               1,933
              80               Clorox Co.                                         3,507
              30               Fortune Brands, Inc.                               1,463
                                                                           ------------
                                                                                  7,066
                                                                           ------------
                               HOUSEWARES: 0.00%
              50               Newell Rubbermaid, Inc.                            1,586
                                                                           ------------
                                                                                  1,586
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               INSURANCE: 0.06%
              50         @@    ACE Ltd.                                    $      1,705
             100               Aflac, Inc.                                        3,085
             190               Allstate Corp.                                     7,416
              20               AMBAC Financial Group, Inc.                        1,250
             200               American Intl. Group                              13,030
              60               AON Corp.                                          1,094
              30               Chubb Corp.                                        1,758
              50               Cigna Corp.                                        2,176
              30               Cincinnati Financial Corp.                         1,155
              50               Hartford Financial Services Group, Inc.            2,453
              30               Jefferson-Pilot Corp.                              1,144
              60               John Hancock Financial Services, Inc.              1,834
              40               Lincoln National Corp.                             1,406
              40               Loews Corp.                                        1,619
             110               Marsh & McLennan Cos., Inc.                        5,192
              30               MBIA, Inc.                                         1,364
             140               Metlife, Inc.                                      3,758
              20               MGIC Investment Corp.                                933
              70               Principal Financial Group                          2,030
              60               Progressive Corp.                                  3,398
             110               Prudential Financial, Inc.                         3,309
              30               Safeco Corp.                                       1,086
              20               St Paul Cos.                                         745
              20               Torchmark Corp.                                      743
             266         @     Travelers Property Casualty Corp.                  4,256
              60               UnumProvident Corp.                                1,023
              30         @@    XL Capital Ltd.                                    2,482
                                                                           ------------
                                                                                 71,444
                                                                           ------------
                               INTERNET: 0.00%
              20         @     eBay, Inc.                                         1,379
             120         @     Yahoo, Inc.                                        2,192
                                                                           ------------
                                                                                  3,571
                                                                           ------------
                               IRON/STEEL: 0.00%
              20               Allegheny Technologies, Inc.                         143
              20               Nucor Corp.                                        1,005
              20               United States Steel Corp.                            290
                                                                           ------------
                                                                                  1,438
                                                                           ------------
                               LEISURE TIME: 0.01%
              20               Brunswick Corp.                                      420
             120               Carnival Corp.                                     3,366
              60               Harley-Davidson, Inc.                              2,912
              30               Sabre Holdings Corp.                                 653
                                                                           ------------
                                                                                  7,351
                                                                           ------------
                               LODGING: 0.00%
              40         @     Harrah's Entertainment, Inc.                       1,600
              70               Hilton Hotels Corp.                                  958
              50               Marriott Intl., Inc.                               1,788
              40               Starwood Hotels & Resorts Worldwide, Inc.          1,013
                                                                           ------------
                                                                                  5,359
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.00%
              10               Cummins, Inc.                                        314
              50               Deere & Co.                                        2,557
              40               Dover Corp.                                        1,248
              40               Rockwell Automation, Inc.                            842
                                                                           ------------
                                                                                  4,961
                                                                           ------------
                               MEDIA: 0.04%
             360         @     AOL Time Warner, Inc.                              5,893
             120         @     Clear Channel Communications, Inc.                 5,215
             183         @     Comcast Corp.                                      4,281

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
              50               Gannett Co., Inc.                           $      3,562
              20               Knight-Ridder, Inc.                                1,254
              40               McGraw-Hill Cos, Inc.                              2,372
              10               Meredith Corp.                                       436
              10               New York Times Co.                                   480
              60               Tribune Co.                                        2,748
             352         @     Viacom, Inc.                                      16,548
             410               Walt Disney Co.                                    8,126
                                                                           ------------
                                                                                 50,915
                                                                           ------------
                               METAL FABRICATE/HARDWARE: 0.00%
              20               Worthington Industries                               352
                                                                           ------------
                                                                                    352
                                                                           ------------
                               MINING: 0.00%
              30         @     Freeport-McMoRan Copper & Gold, Inc.                 465
              80               Newmont Mining Corp.                               1,873
              20         @     Phelps Dodge Corp.                                   628
                                                                           ------------
                                                                                  2,966
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.07%
              80               3M Co.                                            10,388
              20               Cooper Industries Ltd.                               760
              10               Crane Co.                                            206
              30               Danaher Corp.                                      1,885
              80               Eastman Kodak Co.                                  2,954
              10               Eaton Corp.                                          759
           1,980               General Electric Co.                              53,658
             160               Honeywell Intl., Inc.                              4,139
              20               Illinois Tool Works, Inc.                          1,360
              30         @@    Ingersoll-Rand Co.                                 1,386
              20               ITT Industries, Inc.                               1,206
              10               Pall Corp.                                           191
              40               Textron, Inc.                                      1,724
             160         @@    Tyco Intl. Ltd.                                    2,854
                                                                           ------------
                                                                                 83,470
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.00%
              50               Pitney Bowes, Inc.                                 1,765
             200         @     Xerox Corp.                                        1,744
                                                                           ------------
                                                                                  3,509
                                                                           ------------
                               OIL & GAS: 0.06%
              40               Amerada Hess Corp.                                 2,240
              80               Anadarko Petroleum Corp.                           3,776
              60               Apache Corp.                                       3,233
              60               Burlington Resources, Inc.                         2,527
             205               ConocoPhillips                                     9,801
              40               Devon Energy Corp.                                 1,832
             830               Exxon Mobil Corp.                                 28,884
              10               Kerr-McGee Corp.                                     453
              90               Marathon Oil Corp.                                 1,800
              40        @,@@   Nabors Industries Ltd.                             1,416
              40         @     Noble Corp.                                        1,358
             110               Occidental Petroleum Corp.                         3,064
              20               Rowan Cos, Inc.                                      426
             150               Transocean, Inc.                                   3,645
              80               Unocal Corp.                                       2,372
                                                                           ------------
                                                                                 66,827
                                                                           ------------
                               OIL & GAS SERVICES: 0.00%
              40               Baker Hughes, Inc.                                 1,310
              20         @     BJ Services Co.                                      669
             130               Halliburton Co.                                    2,730
                                                                           ------------
                                                                                  4,709
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.00%
              10               Ball Corp.                                  $        495
              10               Bemis Co.                                            517
              40         @     Pactiv Corp.                                         828
              20         @     Sealed Air Corp.                                     756
                                                                           ------------
                                                                                  2,596
                                                                           ------------
                               PHARMACEUTICALS: 0.08%
             330               Abbott Laboratories                               14,447
              10               Allergan, Inc.                                       588
              20               AmerisourceBergen Corp.                            1,160
              40               Cardinal Health, Inc.                              2,462
              40         @     Forest Laboratories, Inc.                          4,293
              56         @     King Pharmaceuticals, Inc.                         1,063
              20         @     Medimmune, Inc.                                      528
             470               Merck & Co., Inc.                                 27,923
             530               Pfizer, Inc.                                      16,716
             277               Pharmacia Corp.                                   11,717
             310               Schering-Plough Corp.                              7,025
              20         @     Watson Pharmaceuticals, Inc.                         600
             110               Wyeth                                              4,227
                                                                           ------------
                                                                                 92,749
                                                                           ------------
                               PIPELINES: 0.00%
              40               EL Paso Corp.                                        341
              20               Kinder Morgan, Inc.                                  821
                                                                           ------------
                                                                                  1,162
                                                                           ------------
                               REITS: 0.00%
              80               Equity Office Properties Trust                     2,057
              50               Equity Residential                                 1,306
              40               Simon Property Group, Inc.                         1,349
                                                                           ------------
                                                                                  4,712
                                                                           ------------
                               RETAIL: 0.09%
              20         @     Autozone, Inc.                                     1,634
              60         @     Bed Bath & Beyond, Inc.                            2,081
              70         @     Best Buy Co., Inc.                                 1,938
              30         @     Big Lots, Inc.                                       381
              50               Circuit City Stores, Inc. -- Circuit City
                                Group                                               484
              40         @     Costco Wholesale Corp.                             1,292
              80               CVS Corp.                                          2,150
              35               Darden Restaurants, Inc.                             757
              30               Dillard's, Inc.                                      580
              60               Dollar General Corp.                                 794
              40               Family Dollar Stores                               1,180
              40         @     Federated Department Stores                        1,307
             230               Gap, Inc. (The)                                    3,655
             790               Home Depot, Inc.                                  20,872
              50               JC Penney Co., Inc.                                1,187
              70         @     Kohl's Corp.                                       4,795
             150               Lowe's Cos., Inc.                                  6,225
             140               Ltd. Brands                                        2,381
              60               May Department Stores Co.                          1,468
             250               McDonald's Corp.                                   4,625
              20               Nordstrom, Inc.                                      400
              90         @     Office Depot, Inc.                                 1,594
              40               RadioShack Corp.                                     950
             140         @     Staples, Inc.                                      2,702
              80         @     Starbucks Corp.                                    1,739
             180               Target Corp.                                       6,260
              30               Tiffany & Co.                                        851
             110               TJX Cos, Inc.                                      2,153
             350               Wal-Mart Stores, Inc.                             18,956

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
              20               Wendy's Intl., Inc.                         $        559
              60         @     Yum! Brands, Inc.                                  1,435
                                                                           ------------
                                                                                 97,385
                                                                           ------------
                               SAVINGS & LOANS: 0.01%
              50               Golden West Financial Corp.                        3,460
             250               Washington Mutual, Inc.                            8,995
                                                                           ------------
                                                                                 12,455
                                                                           ------------
                               SEMICONDUCTORS: 0.05%
              30         @     Advanced Micro Devices, Inc.                         255
              90         @     Altera Corp.                                       1,308
              70         @     Analog Devices, Inc.                               2,148
             330         @     Applied Materials, Inc.                            5,626
              70         @     Applied Micro Circuits Corp.                         319
           1,310               Intel Corp.                                       27,353
              40         @     Kla-Tencor Corp.                                   1,767
              60               Linear Technology Corp.                            1,994
              70         @     LSI Logic Corp.                                      580
              60               Maxim Integrated Products                          2,525
              50         @     Micron Technology, Inc.                              791
              20         @     National Semiconductor Corp.                         406
              30         @     Novellus Systems, Inc.                             1,089
              10         @     Nvidia Corp.                                         171
              40         @     PMC -- Sierra, Inc.                                  326
              30         @     QLogic Corp.                                       1,303
              30         @     Teradyne, Inc.                                       492
             350               Texas Instruments, Inc.                            7,039
              70         @     Xilinx, Inc.                                       1,725
                                                                           ------------
                                                                                 57,217
                                                                           ------------
                               SOFTWARE: 0.09%
              40               Adobe Systems, Inc.                                1,181
              20               Autodesk, Inc.                                       310
             120               Automatic Data Processing                          5,216
              80         @     BMC Software, Inc.                                 1,432
              40         @     Citrix Systems, Inc.                                 470
             120               Computer Associates Intl., Inc.                    1,813
              90         @     Compuware Corp.                                      491
              40         @     Electronic Arts, Inc.                              2,714
             150               First Data Corp.                                   5,196
              40         @     Fiserv, Inc.                                       1,357
              40         @     Intuit, Inc.                                       2,158
              20         @     Mercury Interactive Corp.                            670
           1,080         @     Microsoft Corp.                                   62,446
           1,070         @     Oracle Corp.                                      13,001
             100         @     Peoplesoft, Inc.                                   1,964
              50         @     Rational Software Corp.                              463
             150         @     Siebel Systems, Inc.                               1,277
                                                                           ------------
                                                                                102,159
                                                                           ------------
                               TELECOMMUNICATIONS: 0.09%
              60               Alltel Corp.                                       3,305
              10         @     Andrew Corp.                                         112
             150               AT&T Corp.                                         4,206
             510         @     AT&T Wireless Services, Inc.                       3,850
             370               BellSouth Corp.                                   10,286
              40               CenturyTel, Inc.                                   1,235
             100         @     CIENA Corp.                                          665
           1,450         @     Cisco Systems, Inc.                               21,634
              60         @     Citizens Communications Co.                          592
              30         @     Comverse Technology, Inc.                            364
             460               Motorola, Inc.                                     5,235
             170         @     Nextel Communications, Inc.                        2,338

       Shares                                                                 Value
---------------------------------------------------------------------------------------
             630               SBC Communications, Inc.                    $     17,955
              40               Scientific-Atlanta, Inc.                             544
             230               Sprint Corp.-FON Group                             3,353
              90         @     Tellabs, Inc.                                        798
             520               Verizon Communications, Inc.                      21,778
                                                                           ------------
                                                                                 98,250
                                                                           ------------
                               TEXTILES: 0.00%
              30               Cintas Corp.                                       1,514
                                                                           ------------
                                                                                  1,514
                                                                           ------------
                               TOBACCO: 0.01%
             170               Philip Morris Cos., Inc.                           6,412
              20               RJ Reynolds Tobacco Holdings, Inc.                   772
                                                                           ------------
                                                                                  7,184
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.00%
              40               Hasbro, Inc.                                         513
             120               Mattel, Inc.                                       2,474
                                                                           ------------
                                                                                  2,987
                                                                           ------------
                               TRANSPORTATION: 0.01%
              80               Burlington Northern Santa Fe Corp.                 2,026
              40               CSX Corp.                                          1,106
              60               FedEx Corp.                                        3,154
              80               Norfolk Southern Corp.                             1,578
              50               Union Pacific Corp.                                2,895
              90               United Parcel Service, Inc.                        5,702
                                                                           ------------
                                                                                 16,461
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
              20               Ryder System, Inc.                                   460
                                                                           ------------
                                                                                    460
                                                                           ------------
                               Total Common Stock
                                 (Cost $1,332,601)                            1,473,607
                                                                           ------------
   Principal
     Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 3.34%
                        REGIONAL (STATE/PROVINCE): 3.34%
    $  3,970,000        Tennessee Valley Authority,
                          Zero Coupon, due 07/15/04                           3,818,120
                                                                           ------------
                        Total Bonds/Notes
                          (Cost $3,693,715)                                   3,818,120
                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.62%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.83%
       8,133,000        Zero Coupon, due 08/16/04                             7,811,120
                                                                           ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.79%
       2,117,000        Zero Coupon, due 07/15/04                             2,040,746
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $9,251,484)                                   9,851,866
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 86.65%
                        U.S. TREASURY STRIP: 86.65%
     102,412,000        Zero Coupon, due 08/15/04                            99,083,303
                                                                           ------------
                        Total U.S. Treasury Obligations
                          (Cost $92,458,957)                                 99,083,303
                                                                           ------------
                        Total Long-Term Investments
                          (Cost $106,736,757)                               114,226,896
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.37%
    $    427,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $427,047 to be received
                        upon repurchase (Collateralized by $360,000 FNMA,
                        7.125% Market Value $436,162 due 01/15/30)
                                                                           $    427,000
                                                                           ------------
                        Total Short-Term Investment
                          (Cost $427,000)                                       427,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $107,163,757)*                   100.27%  $114,653,896
                        OTHER ASSETS AND LIABILITIES-NET         -0.27%     (307,601)
                                                                -------  ------------
                        NET ASSETS                              100.00%  $114,346,295
                                                                =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                $7,543,228
                        Gross Unrealized Depreciation                                   (53,089)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $7,490,139
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 1.53%
                               ADVERTISING: 0.00%
              80               Interpublic Group Cos., Inc.                 $      1,198
                                                                            ------------
                                                                                   1,198
                                                                            ------------
                               AEROSPACE/DEFENSE: 0.03%
             160               Boeing Co.                                          5,440
              40               General Dynamics Corp.                              3,258
              20               Goodrich Corp.                                        368
              90               Lockheed Martin Corp.                               4,698
              20               Northrop Grumman Corp.                              1,938
              50               Rockwell Collins, Inc.                              1,070
             120               United Technologies Corp.                           7,496
                                                                            ------------
                                                                                  24,268
                                                                            ------------
                               AGRICULTURE: 0.00%
              30               UST, Inc.                                             966
                                                                            ------------
                                                                                     966
                                                                            ------------
                               AIRLINES: 0.00%
              60               Southwest Airlines Co.                                996
                                                                            ------------
                                                                                     996
                                                                            ------------
                               APPAREL: 0.01%
              40         @     Jones Apparel Group, Inc.                           1,472
              30               Liz Claiborne, Inc.                                   966
              50               Nike, Inc.                                          2,239
              10         @     Reebok Intl. Ltd.                                     287
              30               VF Corp.                                            1,136
                                                                            ------------
                                                                                   6,100
                                                                            ------------
                               AUTO MANUFACTURERS: 0.02%
             490               Ford Motor Co.                                      5,576
             110               General Motors Corp.                                4,367
              10         @     Navistar Intl. Corp.                                  309
              30               Paccar, Inc.                                        1,470
                                                                            ------------
                                                                                  11,722
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
              10               Cooper Tire & Rubber Co.                              159
              30               Dana Corp.                                            405
             100               Delphi Corp.                                          850
              30               Goodyear Tire & Rubber Co.                            247
              20               Johnson Controls, Inc.                              1,658
              40               TRW, Inc.                                           2,068
              30               Visteon Corp.                                         242
                                                                            ------------
                                                                                   5,629
                                                                            ------------
                               BANKS: 0.12%
              70               AmSouth Bancorp                                     1,335
             390               Bank of America Corp.                              27,331
             230               Bank One Corp.                                      9,083
              90               BB&T Corp.                                          3,419
              47               Charter One Financial, Inc.                         1,415
              50               Comerica, Inc.                                      2,366
              20               First Tennessee National Corp.                        738
             200               FleetBoston Financial Corp.                         5,426
              50               Huntington Bancshares, Inc.                           978
              80               Keycorp                                             2,087
              40               Marshall & Ilsley Corp.                             1,137
              80               Mellon Financial Corp.                              2,404
             120               National City Corp.                                 3,336
              30               North Fork Bancorporation, Inc.                     1,044
              20               PNC Financial Services Group, Inc.                    844
              70               Regions Financial Corp.                             2,432

       Shares                                                                  Value
----------------------------------------------------------------------------------------
              70               SouthTrust Corp.                             $      1,830
              60               State Street Corp.                                  2,700
              50               SunTrust Banks, Inc.                                2,933
              20               Synovus Financial Corp.                               417
              65               Union Planters Corp.                                1,918
             368               US Bancorp                                          8,059
             360               Wachovia Corp.                                     12,654
             330               Wells Fargo & Co.                                  15,249
              20               Zions Bancorporation                                  823
                                                                            ------------
                                                                                 111,958
                                                                            ------------
                               BEVERAGES: 0.04%
             170               Anheuser-Busch Cos., Inc.                           8,350
              10               Brown-Forman Corp.                                    661
             200               Coca-Cola Co.                                       9,128
              90               Coca-Cola Enterprises, Inc.                         1,916
              10               Coors (Adolph)                                        649
              60               Pepsi Bottling Group, Inc.                          1,723
             350               PepsiCo, Inc.                                      14,868
                                                                            ------------
                                                                                  37,295
                                                                            ------------
                               BIOTECHNOLOGY: 0.02%
             266         @     Amgen, Inc.                                        12,555
              10         @     Biogen, Inc.                                          441
              40         @     Chiron Corp.                                        1,608
              20         @     Genzyme Corp.                                         656
                                                                            ------------
                                                                                  15,260
                                                                            ------------
                               BUILDING MATERIALS: 0.00%
              10         @     American Standard Cos., Inc.                          745
             100               Masco Corp.                                         2,017
                                                                            ------------
                                                                                   2,762
                                                                            ------------
                               CHEMICALS: 0.02%
              50               Air Products & Chemicals, Inc.                      2,211
              20               Ashland, Inc.                                         583
             200               Du Pont EI de Nemours & Co.                         8,924
              20               Eastman Chemical Co.                                  783
              30               Ecolab, Inc.                                        1,490
              30               Engelhard Corp.                                       727
              10               Great Lakes Chemical Corp.                            251
              20         @     Hercules, Inc.                                        188
              20               International Flavors & Fragrances, Inc.              660
              30               PPG Industries, Inc.                                1,502
              30               Praxair, Inc.                                       1,770
              40               Rohm & Haas Co.                                     1,416
              40               Sherwin-Williams Co.                                1,153
              10               Sigma-Aldrich Corp.                                   503
                                                                            ------------
                                                                                  22,161
                                                                            ------------
                               COMMERCIAL SERVICES: 0.01%
              30         @     Apollo Group, Inc.                                  1,237
             100         @     Concord EFS, Inc.                                   1,500
              30         @     Convergys Corp.                                       517
              10               Deluxe Corp.                                          434
              30               Equifax, Inc.                                         729
              50               H&R Block, Inc.                                     1,916
              60               McKesson Corp.                                      1,555
              30               Moody's Corp.                                       1,321
              80               Paychex, Inc.                                       2,336
              40         @     Quintiles Transnational Corp.                         470
              50         @     Robert Half Intl., Inc.                               983
                                                                            ------------
                                                                                  12,998
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS: 0.06%
              30         @     Computer Sciences Corp.                      $      1,047
             690         @     Dell Computer Corp.                                19,713
              40               Electronic Data Systems Corp.                         742
             430         @     EMC Corp.-Mass                                      3,117
             602               Hewlett-Packard Co.                                11,727
             130               International Business Machines Corp.              11,323
              40         @     Lexmark Intl., Inc.                                 2,646
              80         @     Network Appliance, Inc.                             1,112
              70         @     Sungard Data Systems, Inc.                          1,636
              60         @     Unisys Corp.                                          672
              80         @     Veritas Software Corp.                              1,454
                                                                            ------------
                                                                                  55,189
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.05%
              10               Alberto-Culver Co.                                    495
              50               Avon Products, Inc.                                 2,567
              40               Colgate-Palmolive Co.                               2,056
             210               Gillette Co.                                        6,367
             100               Kimberly-Clark Corp.                                5,032
             350               Procter & Gamble Co.                               29,400
                                                                            ------------
                                                                                  45,917
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
              10               Genuine Parts Co.                                     318
              20               WW Grainger, Inc.                                   1,076
                                                                            ------------
                                                                                   1,394
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.13%
             260               American Express Co.                               10,122
              30               Bear Stearns Cos., Inc.                             1,920
              70               Capital One Financial Corp.                         2,366
             110               Charles Schwab Corp.                                1,269
             986               Citigroup, Inc.                                    38,336
              30               Countrywide Financial Corp.                         1,479
             260               Fannie Mae                                         16,393
              50               Franklin Resources, Inc.                            1,847
             180               Freddie Mac                                        10,375
             150               Household Intl., Inc.                               4,305
             380               JP Morgan Chase & Co.                               9,565
              50               Lehman Brothers Holdings, Inc.                      3,070
             245               MBNA Corp.                                          5,228
             170               Merrill Lynch & Co., Inc.                           7,395
             210               Morgan Stanley                                      9,500
              90         @     Providian Financial Corp.                             547
              30               SLM Corp.                                           2,932
              20               T Rowe Price Group, Inc.                              608
                                                                            ------------
                                                                                 127,257
                                                                            ------------
                               ELECTRIC: 0.04%
              20               Allegheny Energy, Inc.                                138
              10               Ameren Corp.                                          413
              70               American Electric Power Co., Inc.                   1,989
              50               Centerpoint Energy, Inc.                              382
              30               Cinergy Corp.                                         972
              60               CMS Energy Corp.                                      597
              40               Consolidated Edison, Inc.                           1,590
              40               Constellation Energy Group, Inc.                    1,054
              24               Dominion Resources, Inc.                            1,223
              30               DTE Energy Co.                                      1,330
             170               Duke Energy Corp.                                   3,356
              90         @     Edison Intl.                                          998
              40               Entergy Corp.                                       1,749
              80               Exelon Corp.                                        4,015
              60               FirstEnergy Corp.                                   1,901
              30               FPL Group, Inc.                                     1,764
              50               NiSource, Inc.                                        975

       Shares                                                                  Value
----------------------------------------------------------------------------------------
             120         @     PG&E Corp.                                   $      1,657
              20               Pinnacle West Capital Corp.                           642
              40               PPL Corp.                                           1,332
              40               Progress Energy, Inc.                               1,680
              40               Public Service Enterprise Group, Inc.               1,198
             140               Southern Co.                                        3,662
              40               TECO Energy, Inc.                                     590
              50               TXU Corp.                                             771
              35               Xcel Energy, Inc.                                     376
                                                                            ------------
                                                                                  36,354
                                                                            ------------
                               ELECTRICAL COMPONENT & EQUIPMENT: 0.01%
              70         @     American Power Conversion                           1,127
              80               Emerson Electric Co.                                4,172
              40               Molex, Inc.                                         1,122
              40         @     Power-One, Inc.                                       316
                                                                            ------------
                                                                                   6,737
                                                                            ------------
                               ELECTRONICS: 0.01%
             100         @     Agilent Technologies, Inc.                          1,941
              50               Applera Corp. -- Applied Biosystems Group           1,093
              50         @     Jabil Circuit, Inc.                                 1,072
              30               Parker Hannifin Corp.                               1,401
             150         @     Sanmina-SCI Corp.                                     720
              20         @     Tektronix, Inc.                                       394
              30         @     Thermo Electron Corp.                                 588
              10         @     Thomas & Betts Corp.                                  187
              10         @     Waters Corp.                                          268
                                                                            ------------
                                                                                   7,664
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
              20               Fluor Corp.                                           548
                                                                            ------------
                                                                                     548
                                                                            ------------
                               ENTERTAINMENT: 0.00%
              20         @     International Game Technology                       1,542
                                                                            ------------
                                                                                   1,542
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.00%
              30         @     Allied Waste Industries, Inc.                         320
             120               Waste Management, Inc.                              2,990
                                                                            ------------
                                                                                   3,310
                                                                            ------------
                               FOOD: 0.03%
              80               Albertson's, Inc.                                   1,867
             132               Archer-Daniels-Midland Co.                          1,760
              90               Campbell Soup Co.                                   2,173
             110               Conagra Foods, Inc.                                 2,681
              30               General Mills, Inc.                                 1,339
              30               Hershey Foods Corp.                                 1,932
              70               HJ Heinz Co.                                        2,437
              80               Kellogg Co.                                         2,670
             150         @     Kroger Co.                                          2,360
              40         @     Safeway, Inc.                                         951
             160               Sara Lee Corp.                                      3,733
              20               Supervalu, Inc.                                       360
              40               Winn-Dixie Stores, Inc.                               597
                                                                            ------------
                                                                                  24,860
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.01%
              20               Boise Cascade Corp.                                   542
              50               Georgia-Pacific Corp.                               1,036
             100               International Paper Co.                             3,925
              30         @     Louisiana-Pacific Corp.                               269

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
              20               MeadWestvaco Corp.                           $        501
              40               Plum Creek Timber Co., Inc.                           974
              10               Temple-Inland, Inc.                                   491
              20               Weyerhaeuser Co.                                    1,052
                                                                            ------------
                                                                                   8,790
                                                                            ------------
                               GAS: 0.00%
              30               KeySpan Corp.                                       1,059
              10               Nicor, Inc.                                           315
              50               Sempra Energy                                       1,159
                                                                            ------------
                                                                                   2,533
                                                                            ------------
                               HAND/MACHINE TOOLS: 0.00%
              20               Black & Decker Corp.                                  859
              10               Snap-On, Inc.                                         299
              20               Stanley Works                                         719
                                                                            ------------
                                                                                   1,877
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 0.06%
              10               Bausch & Lomb, Inc.                                   377
              80               Becton Dickinson & Co.                              2,374
              80         @     Boston Scientific Corp.                             3,360
              10               CR Bard, Inc.                                         555
              90         @     Guidant Corp.                                       2,694
             617               Johnson & Johnson                                  35,181
             100               Medtronic, Inc.                                     4,675
              40         @     St. Jude Medical, Inc.                              1,393
              40               Stryker Corp.                                       2,474
                                                                            ------------
                                                                                  53,083
                                                                            ------------
                               HEALTHCARE -- SERVICES: 0.02%
              50         @     Anthem, Inc.                                        2,962
             110               HCA, Inc.                                           4,420
              50               Health Management Associates, Inc.                    876
              30         @     Humana, Inc.                                          312
              20         @     Manor Care, Inc.                                      390
             110         @     Tenet Healthcare Corp.                              2,030
              90               UnitedHealth Group, Inc.                            7,331
              50         @     WellPoint Health Networks                           3,292
                                                                            ------------
                                                                                  21,613
                                                                            ------------
                               HOME BUILDERS: 0.00%
              20               Centex Corp.                                        1,007
              10               KB Home                                               447
              10               Pulte Homes, Inc.                                     469
                                                                            ------------
                                                                                   1,923
                                                                            ------------
                               HOME FURNISHINGS: 0.00%
              40               Leggett & Platt, Inc.                                 955
              20               Maytag Corp.                                          618
              10               Whirlpool Corp.                                       538
                                                                            ------------
                                                                                   2,111
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
              10               American Greetings                                    163
              30               Avery Dennison Corp.                                1,933
              70               Clorox Co.                                          3,069
              30               Fortune Brands, Inc.                                1,463
                                                                            ------------
                                                                                   6,628
                                                                            ------------
                               HOUSEWARES: 0.00%
              50               Newell Rubbermaid, Inc.                             1,586
                                                                            ------------
                                                                                   1,586
                                                                            ------------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               INSURANCE: 0.07%
              50         @@    ACE Ltd.                                     $      1,705
             100               Aflac, Inc.                                         3,085
             190               Allstate Corp.                                      7,416
              20               AMBAC Financial Group, Inc.                         1,250
             200               American Intl. Group                               13,030
              60               AON Corp.                                           1,094
              30               Chubb Corp.                                         1,758
              50               Cigna Corp.                                         2,176
              30               Cincinnati Financial Corp.                          1,155
              50               Hartford Financial Services Group, Inc.             2,453
              30               Jefferson-Pilot Corp.                               1,145
              60               John Hancock Financial Services, Inc.               1,834
              40               Lincoln National Corp.                              1,406
              40               Loews Corp.                                         1,619
             100               Marsh & McLennan Cos, Inc.                          4,720
              25               MBIA, Inc.                                          1,137
             140               Metlife, Inc.                                       3,758
              20               MGIC Investment Corp.                                 933
              70               Principal Financial Group                           2,030
              60               Progressive Corp.                                   3,398
             110               Prudential Financial, Inc.                          3,309
              30               Safeco Corp.                                        1,086
              20               St Paul Cos.                                          745
              20               Torchmark Corp.                                       743
             267         @     Travelers Property Casualty Corp.                   4,272
              60               UnumProvident Corp.                                 1,023
              30         @@    XL Capital Ltd.                                     2,482
                                                                            ------------
                                                                                  70,762
                                                                            ------------
                               INTERNET: 0.00%
              20         @     eBay, Inc.                                          1,379
             120         @     Yahoo, Inc.                                         2,192
                                                                            ------------
                                                                                   3,571
                                                                            ------------
                               IRON/STEEL: 0.00%
              30               Allegheny Technologies, Inc.                          214
              20               Nucor Corp.                                         1,005
              30               United States Steel Corp.                             434
                                                                            ------------
                                                                                   1,653
                                                                            ------------
                               LEISURE TIME: 0.01%
              20               Brunswick Corp.                                       420
             120               Carnival Corp.                                      3,366
              60               Harley-Davidson, Inc.                               2,912
              30         @     Sabre Holdings Corp.                                  653
                                                                            ------------
                                                                                   7,351
                                                                            ------------
                               LODGING: 0.01%
              40         @     Harrah's Entertainment, Inc.                        1,600
              70               Hilton Hotels Corp.                                   958
              40               Marriott Intl., Inc.                                1,430
              40               Starwood Hotels & Resorts Worldwide, Inc.           1,013
                                                                            ------------
                                                                                   5,001
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.01%
              10               Cummins, Inc.                                         314
              50               Deere & Co.                                         2,557
              40               Dover Corp.                                         1,248
              40               Rockwell Automation, Inc.                             842
                                                                            ------------
                                                                                   4,961
                                                                            ------------
                               MEDIA: 0.05%
             350         @     AOL Time Warner, Inc.                               5,729
             120         @     Clear Channel Communications, Inc.                  5,215
             179         @     Comcast Corp.                                       4,205

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
              50               Gannett Co, Inc.                             $      3,562
              20               Knight-Ridder, Inc.                                 1,254
              40               McGraw-Hill Cos., Inc.                              2,372
              10               Meredith Corp.                                        436
              10               New York Times Co.                                    480
              60               Tribune Co.                                         2,748
             350         @     Viacom, Inc.                                       16,454
             400               Walt Disney Co.                                     7,928
                                                                            ------------
                                                                                  50,383
                                                                            ------------
                               METAL FABRICATE/HARDWARE: 0.00%
              20               Worthington Industries                                352
                                                                            ------------
                                                                                     352
                                                                            ------------
                               MINING: 0.00%
              20         @     Freeport-McMoRan Copper & Gold, Inc.                  310
              80               Newmont Mining Corp.                                1,873
              20         @     Phelps Dodge Corp.                                    628
                                                                            ------------
                                                                                   2,811
                                                                            ------------
                               MISCELLANEOUS MANUFACTURING: 0.09%
              80               3M Co.                                             10,388
              20               Cooper Industries Ltd.                                760
              10               Crane Co.                                             206
              30               Danaher Corp.                                       1,885
              80               Eastman Kodak Co.                                   2,954
              10               Eaton Corp.                                           759
           1,970               General Electric Co.                               53,387
             160               Honeywell Intl., Inc.                               4,139
              20               Illinois Tool Works, Inc.                           1,360
              30         @@    Ingersoll-Rand Co.                                  1,386
              20               ITT Industries, Inc.                                1,206
              10               Pall Corp.                                            191
              40               Textron, Inc.                                       1,724
             160         @@    Tyco Intl. Ltd.                                     2,854
                                                                            ------------
                                                                                  83,199
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.00%
              50               Pitney Bowes, Inc.                                  1,765
             200         @     Xerox Corp.                                         1,744
                                                                            ------------
                                                                                   3,509
                                                                            ------------
                               OIL & GAS: 0.07%
              40               Amerada Hess Corp.                                  2,240
              70               Anadarko Petroleum Corp.                            3,304
              60               Apache Corp.                                        3,233
              60               Burlington Resources, Inc.                          2,527
             202               ConocoPhillips                                      9,658
              40               Devon Energy Corp.                                  1,832
             820               Exxon Mobil Corp.                                  28,536
              10               Kerr-McGee Corp.                                      453
              90               Marathon Oil Corp.                                  1,800
              40        @,@@   Nabors Industries Ltd.                              1,416
              40         @     Noble Corp.                                         1,358
             110               Occidental Petroleum Corp.                          3,064
              20               Rowan Cos, Inc.                                       426
             150               Transocean, Inc.                                    3,645
              80               Unocal Corp.                                        2,372
                                                                            ------------
                                                                                  65,864
                                                                            ------------
                               OIL & GAS SERVICES: 0.00%
              40               Baker Hughes, Inc.                                  1,310
              20         @     BJ Services Co.                                       669
             120               Halliburton Co.                                     2,520
                                                                            ------------
                                                                                   4,499
                                                                            ------------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.00%
              10               Ball Corp.                                   $        495
              10               Bemis Co.                                             517
              30         @     Pactiv Corp.                                          621
              20         @     Sealed Air Corp.                                      756
                                                                            ------------
                                                                                   2,389
                                                                            ------------
                               PHARMACEUTICALS: 0.10%
             330               Abbott Laboratories                                14,447
              10               Allergan, Inc.                                        588
              20               AmerisourceBergen Corp.                             1,160
              40               Cardinal Health, Inc.                               2,462
              40         @     Forest Laboratories, Inc.                           4,293
              50         @     King Pharmaceuticals, Inc.                            949
              20         @     Medimmune, Inc.                                       528
             470               Merck & Co., Inc.                                  27,923
             525               Pfizer, Inc.                                       16,559
             270               Pharmacia Corp.                                    11,421
             310               Schering-Plough Corp.                               7,025
              30         @     Watson Pharmaceuticals, Inc.                          900
             110               Wyeth                                               4,227
                                                                            ------------
                                                                                  92,482
                                                                            ------------
                               PIPELINES: 0.00%
              40               EL Paso Corp.                                         341
              20               Kinder Morgan, Inc.                                   821
                                                                            ------------
                                                                                   1,162
                                                                            ------------
                               REITS: 0.00%
              80               Equity Office Properties Trust                      2,057
              50               Equity Residential                                  1,306
              40               Simon Property Group, Inc.                          1,349
                                                                            ------------
                                                                                   4,712
                                                                            ------------
                               RETAIL: 0.10%
              20         @     Autozone, Inc.                                      1,634
              60         @     Bed Bath & Beyond, Inc.                             2,081
              65         @     Best Buy Co., Inc.                                  1,799
              30         @     Big Lots, Inc.                                        381
              50               Circuit City Stores, Inc. -- Circuit City
                                Group                                                484
              40         @     Costco Wholesale Corp.                              1,292
              80               CVS Corp.                                           2,150
              45               Darden Restaurants, Inc.                              973
              30               Dillard's, Inc.                                       580
              60               Dollar General Corp.                                  794
              40               Family Dollar Stores                                1,180
              40         @     Federated Department Stores                         1,307
             230               Gap, Inc. (The)                                     3,655
             780               Home Depot, Inc.                                   20,608
              60               JC Penney Co, Inc.                                  1,424
              70         @     Kohl's Corp.                                        4,795
             150               Lowe's Cos, Inc.                                    6,225
             140               Ltd. Brands                                         2,381
              60               May Department Stores Co.                           1,468
             250               McDonald's Corp.                                    4,625
              30               Nordstrom, Inc.                                       600
              90         @     Office Depot, Inc.                                  1,594
              50               RadioShack Corp.                                    1,188
             150         @     Staples, Inc.                                       2,895
              80         @     Starbucks Corp.                                     1,739
             180               Target Corp.                                        6,260
              30               Tiffany & Co.                                         851
             110               TJX Cos, Inc.                                       2,153
             350               Wal-Mart Stores, Inc.                              18,956

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
              20               Wendy's Intl., Inc.                          $        559
              60         @     Yum! Brands, Inc.                                   1,435
                                                                            ------------
                                                                                  98,066
                                                                            ------------
                               SAVINGS & LOANS: 0.01%
              50               Golden West Financial Corp.                         3,460
             250               Washington Mutual, Inc.                             8,995
                                                                            ------------
                                                                                  12,455
                                                                            ------------
                               SEMICONDUCTORS: 0.06%
              30         @     Advanced Micro Devices, Inc.                          255
              90         @     Altera Corp.                                        1,308
              70         @     Analog Devices, Inc.                                2,148
             320         @     Applied Materials, Inc.                             5,456
              70         @     Applied Micro Circuits Corp.                          319
           1,320               Intel Corp.                                        27,562
              40         @     Kla-Tencor Corp.                                    1,767
              60               Linear Technology Corp.                             1,994
              60         @     LSI Logic Corp.                                       497
              60               Maxim Integrated Products                           2,525
              50         @     Micron Technology, Inc.                               791
              20         @     National Semiconductor Corp.                          406
              30         @     Novellus Systems, Inc.                              1,089
              10         @     Nvidia Corp.                                          171
              30         @     PMC -- Sierra, Inc.                                   245
              30         @     QLogic Corp.                                        1,303
              30         @     Teradyne, Inc.                                        492
             340               Texas Instruments, Inc.                             6,837
              70         @     Xilinx, Inc.                                        1,725
                                                                            ------------
                                                                                  56,890
                                                                            ------------
                               SOFTWARE: 0.11%
              40               Adobe Systems, Inc.                                 1,181
              30               Autodesk, Inc.                                        465
             120               Automatic Data Processing                           5,216
              80         @     BMC Software, Inc.                                  1,432
              30         @     Citrix Systems, Inc.                                  352
             110               Computer Associates Intl., Inc.                     1,662
             100         @     Compuware Corp.                                       546
              40         @     Electronic Arts, Inc.                               2,714
             150               First Data Corp.                                    5,196
              35         @     Fiserv, Inc.                                        1,187
              40         @     Intuit, Inc.                                        2,158
              20         @     Mercury Interactive Corp.                             670
           1,070         @     Microsoft Corp.                                    61,867
           1,060         @     Oracle Corp.                                       12,879
             100         @     Peoplesoft, Inc.                                    1,964
              50         @     Rational Software Corp.                               463
             130         @     Siebel Systems, Inc.                                1,106
                                                                            ------------
                                                                                 101,058
                                                                            ------------
                               TELECOMMUNICATIONS: 0.10%
              60               Alltel Corp.                                        3,305
              10         @     Andrew Corp.                                          112
             148               AT&T Corp.                                          4,150
             520         @     AT&T Wireless Services, Inc.                        3,926
             360               BellSouth Corp.                                    10,008
              40               CenturyTel, Inc.                                    1,235
             100         @     CIENA Corp.                                           665
           1,450         @     Cisco Systems, Inc.                                21,634
              60         @     Citizens Communications Co.                           592
              50         @     Comverse Technology, Inc.                             606

       Shares                                                                  Value
----------------------------------------------------------------------------------------
             450               Motorola, Inc.                               $      5,121
             180         @     Nextel Communications, Inc.                         2,475
             630               SBC Communications, Inc.                           17,955
              40               Scientific-Atlanta, Inc.                              544
             230               Sprint Corp. -- FON Group                           3,353
             100         @     Tellabs, Inc.                                         887
             520               Verizon Communications, Inc.                       21,778
                                                                            ------------
                                                                                  98,346
                                                                            ------------
                               TEXTILES: 0.00%
              30               Cintas Corp.                                        1,514
                                                                            ------------
                                                                                   1,514
                                                                            ------------
                               TOBACCO: 0.01%
             170               Philip Morris Cos., Inc.                            6,412
              20               RJ Reynolds Tobacco Holdings, Inc.                    772
                                                                            ------------
                                                                                   7,184
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.00%
              30               Hasbro, Inc.                                          385
             120               Mattel, Inc.                                        2,474
                                                                            ------------
                                                                                   2,859
                                                                            ------------
                               TRANSPORTATION: 0.02%
              80               Burlington Northern Santa Fe Corp.                  2,026
              40               CSX Corp.                                           1,106
              60               FedEx Corp.                                         3,154
              80               Norfolk Southern Corp.                              1,578
              50               Union Pacific Corp.                                 2,895
              90               United Parcel Service, Inc.                         5,702
                                                                            ------------
                                                                                  16,461
                                                                            ------------
                               TRUCKING & LEASING: 0.00%
              20               Ryder System, Inc.                                    460
                                                                            ------------
                                                                                     460
                                                                            ------------
                               Total Common Stock
                                (Cost $1,324,839)                              1,464,183
                                                                            ------------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 22.73%
                        SOVEREIGN: 22.73%
     $ 2,953,000        FICO Strip,
                          Zero Coupon, due 11/11/04                            2,807,391
      20,000,000        Israel Trust,
                          Zero Coupon, due 11/15/04                           19,005,140
                                                                            ------------
                                                                              21,812,531
                                                                            ------------
                        Total Bonds/Notes
                          (Cost $21,247,439)                                  21,812,531
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.36%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 24.74%
      25,000,000        Zero Coupon, due 12/14/04                             23,734,100
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION-STRIP: 5.62%
       5,655,000        Zero Coupon, due 11/15/04                              5,388,480
                                                                            ------------
                        Total U.S. Government Agency Obligations
                          (Cost $27,807,450)                                  29,122,580
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 45.30%
                        U.S. TREASURY STRIP: 45.30%
     $45,284,000        Zero Coupon, due 11/15/04                           $ 43,465,440
                                                                            ------------
                        Total U.S. Treasury Obligations
                          (Cost $39,434,516)                                  43,465,440
                                                                            ------------
                        Total Long-Term Investments
                          (Cost $89,814,244)                                  95,864,734
                                                                            ------------
SHORT-TERM INVESTMENT: 0.34%
         331,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $331,036 to be received upon
                        repurchase (Collateralized by $330,000 FHLB,
                        4.500% Market Value $341,787 due 07/07/03)
                                                                                 331,000
                                                                            ------------
                        Total Short-Term Investment
                          (Cost $331,000)                                        331,000
                                                                            ------------

                        TOTAL INVESTMENTS IN SECURITIES             100.26%  $96,195,734
                         (COST $90,145,244)*
                        OTHER ASSETS AND LIABILITIES-NET             -0.26%     (245,669)
                                                                    -------  -----------
                        NET ASSETS                                  100.00%  $95,950,065
                                                                    =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                $6,076,003
                        Gross Unrealized Depreciation                                   (25,513)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $6,050,490
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 2.16%
                               ADVERTISING: 0.00%
                  100          Interpublic Group Cos., Inc.                $     1,497
                                                                           -----------
                                                                                 1,497
                                                                           -----------
                               AEROSPACE/DEFENSE: 0.04%
                  200          Boeing Co.                                        6,800
                   50          General Dynamics Corp.                            4,072
                   30          Goodrich Corp.                                      552
                  110          Lockheed Martin Corp.                             5,742
                   30          Northrop Grumman Corp.                            2,907
                   60          Rockwell Collins, Inc.                            1,284
                  150          United Technologies Corp.                         9,371
                                                                           -----------
                                                                                30,728
                                                                           -----------
                               AGRICULTURE: 0.00%
                   40          UST, Inc.                                         1,288
                                                                           -----------
                                                                                 1,288
                                                                           -----------
                               AIRLINES: 0.00%
                   70          Southwest Airlines Co.                            1,162
                                                                           -----------
                                                                                 1,162
                                                                           -----------
                               APPAREL: 0.01%
                   60    @     Jones Apparel Group, Inc.                         2,208
                   40          Liz Claiborne, Inc.                               1,288
                   60          Nike, Inc.                                        2,687
                   20    @     Reebok Intl. Ltd.                                   574
                   40          VF Corp.                                          1,514
                                                                           -----------
                                                                                 8,271
                                                                           -----------
                               AUTO MANUFACTURERS: 0.02%
                  590          Ford Motor Co.                                    6,714
                  130          General Motors Corp.                              5,161
                   10    @     Navistar Intl. Corp.                                309
                   35          Paccar, Inc.                                      1,715
                                                                           -----------
                                                                                13,899
                                                                           -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   10          Cooper Tire & Rubber Co.                            159
                   50          Dana Corp.                                          675
                  120          Delphi Corp.                                      1,020
                   40          Goodyear Tire & Rubber Co.                          330
                   20          Johnson Controls, Inc.                            1,658
                   50          TRW, Inc.                                         2,585
                   40          Visteon Corp.                                       322
                                                                           -----------
                                                                                 6,749
                                                                           -----------
                               BANKS: 0.17%
                   80          AmSouth Bancorp.                                  1,526
                  480          Bank of America Corp.                            33,638
                  280          Bank One Corp.                                   11,057
                  110          BB&T Corp.                                        4,179
                   62          Charter One Financial, Inc.                       1,866
                   60          Comerica, Inc.                                    2,840
                   30          First Tennessee National Corp.                    1,106
                  250          FleetBoston Financial Corp.                       6,782
                   60          Huntington Bancshares, Inc.                       1,174
                  100          Keycorp                                           2,609
                   50          Marshall & Ilsley Corp.                           1,421
                  100          Mellon Financial Corp.                            3,005
                  150          National City Corp.                               4,170
                   40          North Fork Bancorporation, Inc.                   1,392
                   30          PNC Financial Services Group, Inc.                1,266
                   70          Regions Financial Corp.                           2,432

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   90          SouthTrust Corp.                            $     2,353
                   80          State Street Corp.                                3,600
                   70          SunTrust Banks, Inc.                              4,106
                   40          Synovus Financial Corp.                             833
                   80          Union Planters Corp.                              2,360
                  449          US Bancorp                                        9,833
                  440          Wachovia Corp.                                   15,466
                  400          Wells Fargo & Co.                                18,484
                   20          Zions Bancorporation                                823
                                                                           -----------
                                                                               138,321
                                                                           -----------
                               BEVERAGES: 0.06%
                  210          Anheuser-Busch Cos., Inc.                        10,315
                   20          Brown-Forman Corp.                                1,322
                  240          Coca-Cola Co.                                    10,954
                  110          Coca-Cola Enterprises, Inc.                       2,342
                   10          Coors (Adolph)                                      649
                   80          Pepsi Bottling Group, Inc.                        2,298
                  430          PepsiCo, Inc.                                    18,266
                                                                           -----------
                                                                                46,146
                                                                           -----------
                               BIOTECHNOLOGY: 0.03%
                  336    @     Amgen, Inc.                                      15,859
                   10    @     Biogen, Inc.                                        441
                   50    @     Chiron Corp.                                      2,010
                   20    @     Genzyme Corp.                                       656
                                                                           -----------
                                                                                18,966
                                                                           -----------
                               BUILDING MATERIALS: 0.00%
                   20    @     American Standard Cos., Inc.                      1,490
                  120          Masco Corp.                                       2,420
                                                                           -----------
                                                                                 3,910
                                                                           -----------
                               CHEMICALS: 0.03%
                   60          Air Products & Chemicals, Inc.                    2,653
                   20          Ashland, Inc.                                       583
                  240          Du Pont EI de Nemours & Co.                      10,709
                   20          Eastman Chemical Co.                                783
                   30          Ecolab, Inc.                                      1,490
                   30          Engelhard Corp.                                     727
                   10          Great Lakes Chemical Corp.                          251
                   30    @     Hercules, Inc.                                      283
                   20          International Flavors & Fragrances, Inc.            660
                   40          PPG Industries, Inc.                              2,003
                   40          Praxair, Inc.                                     2,360
                   50          Rohm & Haas Co.                                   1,770
                   50          Sherwin-Williams Co.                              1,442
                   20          Sigma-Aldrich Corp.                               1,005
                                                                           -----------
                                                                                26,719
                                                                           -----------
                               COMMERCIAL SERVICES: 0.02%
                   40    @     Apollo Group, Inc.                                1,650
                  130    @     Concord EFS, Inc.                                 1,950
                   40    @     Convergys Corp.                                     690
                   20          Deluxe Corp.                                        868
                   40          Equifax, Inc.                                       972
                   70          H&R Block, Inc.                                   2,683
                   80          McKesson Corp.                                    2,074
                   40          Moody's Corp.                                     1,761
                   90          Paychex, Inc.                                     2,628
                   50    @     Quintiles Transnational Corp.                       587
                   60    @     Robert Half Intl., Inc.                           1,179
                                                                           -----------
                                                                                17,042
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS: 0.08%
                   40    @     Computer Sciences Corp.                     $     1,396
                  850    @     Dell Computer Corp.                              24,284
                   50          Electronic Data Systems Corp.                       927
                  520    @     EMC Corp.-Mass.                                   3,770
                  733          Hewlett-Packard Co.                              14,279
                  160          International Business Machines Corp.            13,936
                   50    @     Lexmark Intl., Inc.                               3,307
                   10    @     NCR Corp.                                           276
                   80    @     Network Appliance, Inc.                           1,112
                   90    @     Sungard Data Systems, Inc.                        2,103
                   80    @     Unisys Corp.                                        896
                  110    @     Veritas Software Corp.                            2,000
                                                                           -----------
                                                                                68,286
                                                                           -----------
                               COSMETICS/PERSONAL CARE: 0.07%
                   20          Alberto-Culver Co.                                  991
                   60          Avon Products, Inc.                               3,081
                   50          Colgate-Palmolive Co.                             2,569
                  260          Gillette Co.                                      7,883
                  120          Kimberly-Clark Corp.                              6,038
                  420          Procter & Gamble Co.                             35,280
                                                                           -----------
                                                                                55,842
                                                                           -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   20          WW Grainger, Inc.                                 1,076
                                                                           -----------
                                                                                 1,076
                                                                           -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.19%
                  320          American Express Co.                             12,458
                   30          Bear Stearns Cos., Inc.                           1,920
                   80          Capital One Financial Corp.                       2,704
                  130          Charles Schwab Corp.                              1,500
                1,213          Citigroup, Inc.                                  47,161
                   40          Countrywide Financial Corp.                       1,972
                  320          Fannie Mae                                       20,176
                   60          Franklin Resources, Inc.                          2,217
                  220          Freddie Mac                                      12,681
                  190          Household Intl., Inc.                             5,453
                  470          JP Morgan Chase & Co.                            11,830
                   60          Lehman Brothers Holdings, Inc.                    3,684
                  300          MBNA Corp.                                        6,402
                  210          Merrill Lynch & Co., Inc.                         9,135
                  260          Morgan Stanley                                   11,762
                  130    @     Providian Financial Corp.                           790
                   40          SLM Corp.                                         3,909
                   10          T Rowe Price Group, Inc.                            304
                                                                           -----------
                                                                               156,058
                                                                           -----------
                               ELECTRIC: 0.06%
                   30          Allegheny Energy, Inc.                              207
                   10          Ameren Corp.                                        414
                   90          American Electric Power Co., Inc.                 2,558
                   60          Centerpoint Energy, Inc.                            459
                   40          Cinergy Corp.                                     1,296
                   70          CMS Energy Corp.                                    696
                   50          Consolidated Edison, Inc.                         1,987
                   40          Constellation Energy Group, Inc.                  1,054
                   30          Dominion Resources, Inc.                          1,528
                   40          DTE Energy Co.                                    1,773
                  210          Duke Energy Corp.                                 4,145
                  110    @     Edison Intl.                                      1,220
                   50          Entergy Corp.                                     2,186
                  100          Exelon Corp.                                      5,019
                   80          FirstEnergy Corp.                                 2,534
                   40          FPL Group, Inc.                                   2,352

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   50          NiSource, Inc.                              $       974
                  150    @     PG&E Corp.                                        2,072
                   30          Pinnacle West Capital Corp.                         964
                   50          PPL Corp.                                         1,665
                   50          Progress Energy, Inc.                             2,100
                   50          Public Service Enterprise Group, Inc.             1,497
                  170          Southern Co.                                      4,447
                   40          TECO Energy, Inc.                                   590
                   80          TXU Corp.                                         1,234
                   90          Xcel Energy, Inc.                                   967
                                                                           -----------
                                                                                45,938
                                                                           -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.01%
                   80    @     American Power Conversion                         1,288
                  100          Emerson Electric Co.                              5,215
                   50          Molex, Inc.                                       1,403
                   40    @     Power-One, Inc.                                     316
                                                                           -----------
                                                                                 8,222
                                                                           -----------
                               ELECTRONICS: 0.01%
                  120    @     Agilent Technologies, Inc.                        2,329
                   50          Applera Corp. -- Applied Biosystems Group         1,093
                   70    @     Jabil Circuit, Inc.                               1,501
                   30          Parker Hannifin Corp.                             1,401
                  180    @     Sanmina-SCI Corp.                                   864
                   20    @     Tektronix, Inc.                                     394
                   20    @     Thermo Electron Corp.                               392
                   10    @     Thomas & Betts Corp.                                187
                   10    @     Waters Corp.                                        268
                                                                           -----------
                                                                                 8,429
                                                                           -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   20          Fluor Corp.                                         548
                                                                           -----------
                                                                                   548
                                                                           -----------
                               ENTERTAINMENT: 0.00%
                   20    @     International Game Technology                     1,542
                                                                           -----------
                                                                                 1,542
                                                                           -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                   40    @     Allied Waste Industries, Inc.                       427
                  150          Waste Management, Inc.                            3,738
                                                                           -----------
                                                                                 4,165
                                                                           -----------
                               FOOD: 0.04
                  100          Albertson's, Inc.                                 2,334
                  153          Archer-Daniels-Midland Co.                        2,039
                  100          Campbell Soup Co.                                 2,415
                  130          Conagra Foods, Inc.                               3,168
                   40          General Mills, Inc.                               1,785
                   30          Hershey Foods Corp.                               1,932
                   80          HJ Heinz Co.                                      2,786
                  100          Kellogg Co.                                       3,337
                  190    @     Kroger Co.                                        2,989
                   50    @     Safeway, Inc.                                     1,189
                  190          Sara Lee Corp.                                    4,433
                   30          Supervalu, Inc.                                     539
                   40          Winn-Dixie Stores, Inc.                             597
                                                                           -----------
                                                                                29,543
                                                                           -----------
                               FOREST PRODUCTS & PAPER: 0.01%
                   20          Boise Cascade Corp.                                 542
                   60          Georgia-Pacific Corp.                             1,244
                  120          International Paper Co.                           4,710
                   40    @     Louisiana-Pacific Corp.                             358

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
                   20          MeadWestvaco Corp.                          $       501
                   40          Plum Creek Timber Co., Inc.                         974
                   10          Temple-Inland, Inc.                                 491
                   20          Weyerhaeuser Co.                                  1,052
                                                                           -----------
                                                                                 9,872
                                                                           -----------
                               GAS: 0.00%
                   30          KeySpan Corp.                                     1,059
                   20          Nicor, Inc.                                         630
                   50          Sempra Energy                                     1,159
                                                                           -----------
                                                                                 2,848
                                                                           -----------
                               HAND/MACHINE TOOLS: 0.00%
                   30          Black & Decker Corp.                              1,289
                   20          Snap-On, Inc.                                       599
                   20          Stanley Works                                       719
                                                                           -----------
                                                                                 2,607
                                                                           -----------
                               HEALTHCARE -- PRODUCTS: 0.08%
                   10          Bausch & Lomb, Inc.                                 377
                   90          Becton Dickinson & Co.                            2,670
                  100    @     Boston Scientific Corp.                           4,200
                   10          CR Bard, Inc.                                       555
                  140    @     Guidant Corp.                                     4,190
                  769          Johnson & Johnson                                43,848
                  120          Medtronic, Inc.                                   5,610
                   50    @     St. Jude Medical, Inc.                            1,741
                   50          Stryker Corp.                                     3,093
                                                                           -----------
                                                                                66,284
                                                                           -----------
                               HEALTHCARE -- SERVICES: 0.03%
                   60    @     Anthem, Inc.                                      3,555
                  130          HCA, Inc.                                         5,223
                   60          Health Management Associates, Inc.                1,052
                   50    @     Humana, Inc.                                        520
                   30    @     Manor Care, Inc.                                    584
                  120    @     Tenet Healthcare Corp.                            2,214
                  110          UnitedHealth Group, Inc.                          8,960
                   60    @     WellPoint Health Networks                         3,950
                                                                           -----------
                                                                                26,058
                                                                           -----------
                               HOME BUILDERS: 0.00%
                   20          Centex Corp.                                      1,007
                   20          KB Home                                             894
                   10          Pulte Homes, Inc.                                   469
                                                                           -----------
                                                                                 2,370
                                                                           -----------
                               HOME FURNISHINGS: 0.00%
                   50          Leggett & Platt, Inc.                             1,193
                   20          Maytag Corp.                                        618
                   20          Whirlpool Corp.                                   1,076
                                                                           -----------
                                                                                 2,887
                                                                           -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
                   10          American Greetings                                  163
                   30          Avery Dennison Corp.                              1,933
                   90          Clorox Co.                                        3,946
                   40          Fortune Brands, Inc.                              1,951
                                                                           -----------
                                                                                 7,993
                                                                           -----------
                               HOUSEWARES: 0.00%
                   60          Newell Rubbermaid, Inc.                           1,903
                                                                           -----------
                                                                                 1,903
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               INSURANCE: 0.10%
                   60    @@    ACE Ltd.                                    $     2,046
                  120          Aflac, Inc.                                       3,702
                  230          Allstate Corp.                                    8,977
                   30          AMBAC Financial Group, Inc.                       1,875
                  250          American Intl. Group                             16,288
                   70          AON Corp.                                         1,277
                   40          Chubb Corp.                                       2,344
                   70          Cigna Corp.                                       3,047
                   40          Cincinnati Financial Corp.                        1,540
                   60          Hartford Financial Services Group, Inc.           2,944
                   30          Jefferson-Pilot Corp.                             1,144
                   80          John Hancock Financial Services, Inc.             2,446
                   50          Lincoln National Corp.                            1,757
                   50          Loews Corp.                                       2,024
                  130          Marsh & McLennan Cos., Inc.                       6,136
                   30          MBIA, Inc.                                        1,364
                  170          Metlife, Inc.                                     4,563
                   20          MGIC Investment Corp.                               933
                   80          Principal Financial Group                         2,320
                   70          Progressive Corp.                                 3,965
                  140          Prudential Financial, Inc.                        4,211
                   30          Safeco Corp.                                      1,086
                   20          St. Paul Cos.                                       745
                   30          Torchmark Corp.                                   1,114
                  335    @     Travelers Property Casualty Corp.                 5,360
                   80          UnumProvident Corp.                               1,364
                   30    @@    XL Capital Ltd.                                   2,482
                                                                           -----------
                                                                                87,054
                                                                           -----------
                               INTERNET: 0.01%
                   30    @     eBay, Inc.                                        2,068
                  150    @     Yahoo, Inc.                                       2,741
                                                                           -----------
                                                                                 4,809
                                                                           -----------
                               IRON/STEEL: 0.00%
                   40          Allegheny Technologies, Inc                         286
                   20          Nucor Corp                                        1,005
                   40          United States Steel Corp                            579
                                                                           -----------
                                                                                 1,870
                                                                           -----------
                               LEISURE TIME: 0.01%
                   30          Brunswick Corp.                                     631
                  140          Carnival Corp.                                    3,927
                   70          Harley-Davidson, Inc.                             3,398
                   40    @     Sabre Holdings Corp.                                870
                                                                           -----------
                                                                                 8,826
                                                                           -----------
                               LODGING: 0.01%
                   40    @     Harrah's Entertainment, Inc.                      1,600
                   80          Hilton Hotels Corp.                               1,095
                   50          Marriott Intl., Inc.                              1,787
                   50          Starwood Hotels & Resorts Worldwide, Inc.         1,267
                                                                           -----------
                                                                                 5,749
                                                                           -----------
                               MACHINERY -- DIVERSIFIED: 0.01%
                   10          Cummins, Inc.                                       314
                   60          Deere & Co.                                       3,069
                   50          Dover Corp.                                       1,560
                   50          Rockwell Automation, Inc.                         1,053
                                                                           -----------
                                                                                 5,996
                                                                           -----------
                               MEDIA: 0.07%
                  430    @     AOL Time Warner, Inc.                             7,039
                  150    @     Clear Channel Communications, Inc.                6,519
                  221    @     Comcast Corp.                                     5,176

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                   60          Gannett Co., Inc.                           $     4,275
                   20          Knight-Ridder, Inc.                               1,254
                   50          McGraw-Hill Cos., Inc.                            2,964
                   20          Meredith Corp.                                      872
                   10          New York Times Co.                                  480
                   70          Tribune Co.                                       3,206
                  430    @     Viacom, Inc.                                     20,214
                  490          Walt Disney Co.                                   9,712
                                                                           -----------
                                                                                61,711
                                                                           -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                   20          Worthington Industries                              352
                                                                           -----------
                                                                                   352
                                                                           -----------
                               MINING: 0.00%
                   30    @     Freeport-McMoRan Copper & Gold, Inc.                465
                  100          Newmont Mining Corp.                              2,341
                   30    @     Phelps Dodge Corp.                                  943
                                                                           -----------
                                                                                 3,749
                                                                           -----------
                               MISCELLANEOUS MANUFACTURING: 0.12%
                   90          3M Co.                                           11,687
                   20          Cooper Industries Ltd.                              760
                   10          Crane Co.                                           206
                   40          Danaher Corp.                                     2,514
                   80          Eastman Kodak Co.                                 2,954
                   20          Eaton Corp.                                       1,517
                2,420          General Electric Co.                             65,582
                  200          Honeywell Intl., Inc.                             5,174
                   30          Illinois Tool Works, Inc.                         2,040
                   40    @@    Ingersoll-Rand Co.                                1,848
                   30          ITT Industries, Inc.                              1,808
                   10          Pall Corp.                                          191
                   60          Textron, Inc.                                     2,586
                  200    @@    Tyco Intl. Ltd.                                   3,568
                                                                           -----------
                                                                               102,435
                                                                           -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                   60          Pitney Bowes, Inc.                                2,118
                  250    @     Xerox Corp.                                       2,180
                                                                           -----------
                                                                                 4,298
                                                                           -----------
                               OIL & GAS: 0.10%
                   40          Amerada Hess Corp.                                2,240
                   90          Anadarko Petroleum Corp.                          4,248
                   70          Apache Corp.                                      3,772
                   70          Burlington Resources, Inc.                        2,948
                  253          ConocoPhillips                                   12,096
                   50          Devon Energy Corp.                                2,289
                1,010          Exxon Mobil Corp.                                35,148
                   10          Kerr-McGee Corp.                                    452
                  110          Marathon Oil Corp.                                2,200
                   50   @,@@   Nabors Industries Ltd.                            1,770
                   40    @     Noble Corp.                                       1,358
                  140          Occidental Petroleum Corp.                        3,899
                   10          Rowan Cos, Inc.                                     213
                  180          Transocean, Inc.                                  4,374
                   90          Unocal Corp.                                      2,669
                                                                           -----------
                                                                                79,676
                                                                           -----------
                               OIL & GAS SERVICES: 0.01%
                   50          Baker Hughes, Inc.                                1,637
                   20    @     BJ Services Co.                                     669
                  150          Halliburton Co.                                   3,150
                                                                           -----------
                                                                                 5,456
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.00%
                   20          Ball Corp.                                  $       990
                   10          Bemis Co.                                           517
                   40    @     Pactiv Corp.                                        828
                   30    @     Sealed Air Corp.                                  1,134
                                                                           -----------
                                                                                 3,469
                                                                           -----------
                               PHARMACEUTICALS: 0.14%
                  400          Abbott Laboratories                              17,512
                   10          Allergan, Inc.                                      588
                   30          AmerisourceBergen Corp.                           1,741
                   50          Cardinal Health, Inc.                             3,077
                   50    @     Forest Laboratories, Inc.                         5,366
                   60    @     King Pharmaceuticals, Inc.                        1,139
                   20    @     Medimmune, Inc.                                     528
                  580          Merck & Co., Inc.                                34,458
                  635          Pfizer, Inc.                                     20,028
                  330          Pharmacia Corp.                                  13,959
                  380          Schering-Plough Corp.                             8,611
                   30    @     Watson Pharmaceuticals, Inc.                        900
                  140          Wyeth                                             5,380
                                                                           -----------
                                                                               113,287
                                                                           -----------
                               PIPELINES: 0.00%
                   51          EL Paso Corp.                                       434
                   30          Kinder Morgan, Inc.                               1,231
                                                                           -----------
                                                                                 1,665
                                                                           -----------
                               REITS: 0.01%
                  100          Equity Office Properties Trust                    2,571
                   60          Equity Residential                                1,567
                   50          Simon Property Group, Inc.                        1,686
                                                                           -----------
                                                                                 5,824
                                                                           -----------
                               RETAIL: 0.14%
                   30    @     Autozone, Inc.                                    2,451
                   70    @     Bed Bath & Beyond, Inc.                           2,428
                   80    @     Best Buy Co., Inc.                                2,214
                   40    @     Big Lots, Inc.                                      508
                   50          Circuit City Stores, Inc. -- Circuit City
                                Group                                              484
                   40    @     Costco Wholesale Corp.                            1,292
                   90          CVS Corp.                                         2,419
                   50          Darden Restaurants, Inc.                          1,081
                   30          Dillard's, Inc.                                     580
                   90          Dollar General Corp.                              1,191
                   40          Family Dollar Stores                              1,180
                   60    @     Federated Department Stores                       1,961
                  280          Gap, Inc. (The)                                   4,449
                  960          Home Depot, Inc.                                 25,363
                   60          JC Penney Co, Inc.                                1,424
                   80    @     Kohl's Corp.                                      5,480
                  190          Lowe's Cos, Inc.                                  7,885
                  170          Ltd. Brands                                       2,892
                   70          May Department Stores Co.                         1,712
                  300          McDonald's Corp.                                  5,550
                   30          Nordstrom, Inc.                                     600
                  110    @     Office Depot, Inc.                                1,948
                   60          RadioShack Corp.                                  1,425
                  190    @     Staples, Inc.                                     3,667
                   90    @     Starbucks Corp.                                   1,957
                  220          Target Corp.                                      7,652
                   40          Tiffany & Co.                                     1,135
                  130          TJX Cos, Inc.                                     2,544
                  430          Wal-Mart Stores, Inc.                            23,289

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
                   30          Wendy's Intl., Inc.                         $       838
                   80    @     Yum! Brands, Inc.                                 1,913
                                                                           -----------
                                                                               119,512
                                                                           -----------
                               SAVINGS & LOANS: 0.02%
                   60          Golden West Financial Corp.                       4,152
                  310          Washington Mutual, Inc.                          11,154
                                                                           -----------
                                                                                15,306
                                                                           -----------
                               SEMICONDUCTORS: 0.08%
                   30    @     Advanced Micro Devices, Inc.                        255
                   90    @     Altera Corp.                                      1,308
                   90    @     Analog Devices, Inc.                              2,762
                  390    @     Applied Materials, Inc.                           6,649
                   80    @     Applied Micro Circuits Corp.                        365
                1,620          Intel Corp.                                      33,826
                   50    @     Kla-Tencor Corp.                                  2,208
                   70          Linear Technology Corp.                           2,326
                   90    @     LSI Logic Corp.                                     746
                   80          Maxim Integrated Products                         3,367
                   60    @     Micron Technology, Inc.                             949
                   20    @     National Semiconductor Corp.                        406
                   40    @     Novellus Systems, Inc.                            1,452
                   10    @     Nvidia Corp.                                        171
                   40    @     PMC -- Sierra, Inc.                                 326
                   40    @     QLogic Corp.                                      1,738
                   50    @     Teradyne, Inc.                                      820
                  420          Texas Instruments, Inc.                           8,446
                   90    @     Xilinx, Inc.                                      2,218
                                                                           -----------
                                                                                70,338
                                                                           -----------
                               SOFTWARE: 0.15%
                   70          Adobe Systems, Inc.                               2,067
                   20          Autodesk, Inc.                                      310
                  150          Automatic Data Processing                         6,520
                   90    @     BMC Software, Inc.                                1,611
                   20    @     Citrix Systems, Inc.                                235
                  150          Computer Associates Intl., Inc.                   2,266
                  110    @     Compuware Corp.                                     601
                   40    @     Electronic Arts, Inc.                             2,714
                  180          First Data Corp.                                  6,235
                   55    @     Fiserv, Inc.                                      1,866
                   50    @     Intuit, Inc.                                      2,697
                   30    @     Mercury Interactive Corp.                         1,004
                1,310    @     Microsoft Corp.                                  75,744
                1,310    @     Oracle Corp.                                     15,916
                  110    @     Peoplesoft, Inc.                                  2,160
                   60    @     Rational Software Corp.                             555
                  170    @     Siebel Systems, Inc.                              1,447
                                                                           -----------
                                                                               123,948
                                                                           -----------
                               TELECOMMUNICATIONS: 0.15%
                   70          Alltel Corp.                                      3,856
                   30    @     Andrew Corp.                                        337
                  180          AT&T Corp.                                        5,042
                  630    @     AT&T Wireless Services, Inc.                      4,757
                  440          BellSouth Corp.                                  12,232
                   30          CenturyTel, Inc.                                    926
                  120    @     CIENA Corp.                                         798
                1,780    @     Cisco Systems, Inc.                              26,558
                   90    @     Citizens Communications Co.                         887
                   60    @     Comverse Technology, Inc.                           727
                  560          Motorola, Inc.                                    6,373
                  220    @     Nextel Communications, Inc.                       3,025

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  780          SBC Communications, Inc.                    $    22,230
                   50          Scientific-Atlanta, Inc.                            680
                  290          Sprint Corp.-FON Group                            4,228
                  110    @     Tellabs, Inc.                                       976
                  640          Verizon Communications, Inc.                     26,803
                                                                           -----------
                                                                               120,435
                                                                           -----------
                               TEXTILES: 0.00%
                   40          Cintas Corp.                                      2,019
                                                                           -----------
                                                                                 2,019
                                                                           -----------
                               TOBACCO: 0.01%
                  210          Philip Morris Cos, Inc.                           7,921
                   20          RJ Reynolds Tobacco Holdings, Inc.                  772
                                                                           -----------
                                                                                 8,693
                                                                           -----------
                               TOYS/GAMES/HOBBIES: 0.00%
                   50          Hasbro, Inc.                                        641
                  140          Mattel, Inc.                                      2,887
                                                                           -----------
                                                                                 3,528
                                                                           -----------
                               TRANSPORTATION: 0.02%
                   90          Burlington Northern Santa Fe Corp.                2,280
                   50          CSX Corp.                                         1,382
                   70          FedEx Corp.                                       3,680
                  100          Norfolk Southern Corp.                            1,973
                   60          Union Pacific Corp.                               3,474
                  110          United Parcel Service, Inc.                       6,970
                                                                           -----------
                                                                                19,759
                                                                           -----------
                               TRUCKING & LEASING: 0.00%
                   20          Ryder System, Inc.                                  460
                                                                           -----------
                                                                                   460
                                                                           -----------
                               Total Common Stock
                                (Cost $1,579,365)                            1,797,393
                                                                           -----------
      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 23.23%
                        SOVEREIGN: 23.23%
     $     20,672,000   Israel Trust,
                          Zero Coupon, due 05/15/05                        $19,290,470
                                                                           -----------
                        Total Bonds/Notes
                          (Cost $18,368,730)                                19,290,470
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.86%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 16.86%
           15,000,000   Zero Coupon, due 05/31/05                           13,996,125
                                                                           -----------
                        Total U.S. Government Agency Obligations
                         (Cost $13,246,115)                                 13,996,125
                                                                           -----------
U.S. TREASURY OBLIGATIONS: 57.73%
                        U.S. TREASURY STRIP: 57.73%
            9,848,000   Zero Coupon, due 05/15/05                            9,304,046
           40,895,000   Zero Coupon, due 05/15/05                           38,626,800
                                                                           -----------
                                                                            47,930,846
                                                                           -----------
                        Total U.S. Treasury Obligations
                         (Cost $46,438,906)                                 47,930,846
                                                                           -----------
                        Total Long-Term Investments
                          (Cost $79,633,116)                                83,014,834
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.24%
     $        203,000   State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $203,022 to be received
                        upon repurchase (Collateralized by $205,000 FNMA,
                        3.750% Market Value $210,958 due 04/15/04)         $   203,000
                                                                           -----------
                        Total Short-Term Investment
                          (Cost $203,000)                                      203,000
                                                                           -----------

                        TOTAL INVESTMENTS IN SECURITIES               100.22% $83,217,834
                         (COST $79,836,116)*
                        OTHER ASSETS AND LIABILITIES-NET               -0.22%    (185,225)
                                                                    --------  -----------
                        NET ASSETS                                    100.00% $83,032,609
                                                                    ========  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                 $3,411,850
                        Gross Unrealized Depreciation                                    (30,132)
                                                                                      ----------
                        Net Unrealized Appreciation                                   $3,381,718
                                                                                      ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 0.99%
                               ADVERTISING: 0.00%
                   30          Interpublic Group Cos., Inc.                 $       449
                                                                            -----------
                                                                                    449
                                                                            -----------
                               AEROSPACE/DEFENSE: 0.02%
                   60          Boeing Co.                                         2,040
                   10          General Dynamics Corp.                               815
                   10          Goodrich Corp.                                       184
                   30          Lockheed Martin Corp.                              1,566
                   10          Northrop Grumman Corp.                               969
                   20          Rockwell Collins, Inc.                               428
                   40          United Technologies Corp.                          2,499
                                                                            -----------
                                                                                  8,501
                                                                            -----------
                               AGRICULTURE: 0.00%
                   10          UST, Inc.                                            322
                                                                            -----------
                                                                                    322
                                                                            -----------
                               AIRLINES: 0.00%
                   20          Southwest Airlines Co.                               332
                                                                            -----------
                                                                                    332
                                                                            -----------
                               APPAREL: 0.01%
                   20    @     Jones Apparel Group, Inc.                            736
                   10          Liz Claiborne, Inc.                                  322
                   20          Nike, Inc.                                           896
                   10    @     Reebok Intl. Ltd.                                    287
                   10          VF Corp.                                             379
                                                                            -----------
                                                                                  2,620
                                                                            -----------
                               AUTO MANUFACTURERS: 0.01%
                  170          Ford Motor Co.                                     1,935
                   40          General Motors Corp.                               1,588
                   10          Paccar, Inc.                                         490
                                                                            -----------
                                                                                  4,013
                                                                            -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   10          Dana Corp.                                           135
                   50          Delphi Corp.                                         425
                   10          Goodyear Tire & Rubber Co.                            82
                   10          Johnson Controls, Inc.                               829
                   20          TRW, Inc.                                          1,034
                   10          Visteon Corp.                                         81
                                                                            -----------
                                                                                  2,586
                                                                            -----------
                               BANKS: 0.08%
                   20          AmSouth Bancorp                                      381
                  140          Bank of America Corp.                              9,811
                   80          Bank One Corp.                                     3,159
                   30          BB&T Corp.                                         1,140
                   16          Charter One Financial, Inc.                          482
                   20          Comerica, Inc.                                       947
                   10          First Tennessee National Corp.                       369
                   70          FleetBoston Financial Corp.                        1,899
                   20          Huntington Bancshares, Inc.                          391
                   30          Keycorp                                              783
                   10          Marshall & Ilsley Corp.                              284
                   30          Mellon Financial Corp.                               902
                   40          National City Corp.                                1,112
                   10          North Fork Bancorporation, Inc.                      348
                   10          PNC Financial Services Group, Inc.                   422
                   20          Regions Financial Corp.                              695
                   20          SouthTrust Corp.                                     523
                   20          State Street Corp.                                   900

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                   20          SunTrust Banks, Inc.                         $     1,173
                   10          Synovus Financial Corp.                              208
                   25          Union Planters Corp.                                 738
                  130          US Bancorp                                         2,847
                  130          Wachovia Corp.                                     4,570
                  120          Wells Fargo & Co.                                  5,545
                   10          Zions Bancorporation                                 412
                                                                            -----------
                                                                                 40,041
                                                                            -----------
                               BEVERAGES: 0.03%
                   60          Anheuser-Busch Cos., Inc.                          2,947
                   70          Coca-Cola Co.                                      3,195
                   30          Coca-Cola Enterprises, Inc.                          639
                   20          Pepsi Bottling Group, Inc.                           574
                  120          PepsiCo, Inc.                                      5,098
                                                                            -----------
                                                                                 12,453
                                                                            -----------
                               BIOTECHNOLOGY: 0.01%
                   92    @     Amgen, Inc.                                        4,342
                   10    @     Chiron Corp.                                         402
                   10    @     Genzyme Corp.                                        328
                                                                            -----------
                                                                                  5,072
                                                                            -----------
                               BUILDING MATERIALS: 0.00%
                   30          Masco Corp.                                          605
                                                                            -----------
                                                                                    605
                                                                            -----------
                               CHEMICALS: 0.02%
                   20          Air Products & Chemicals, Inc.                       884
                   10          Ashland, Inc.                                        292
                   70          Du Pont EI de Nemours & Co.                        3,123
                   10          Eastman Chemical Co.                                 391
                   10          Ecolab, Inc.                                         497
                   10          Engelhard Corp.                                      242
                   10    @     Hercules, Inc.                                        94
                   10          International Flavors & Fragrances, Inc.             330
                   10          PPG Industries, Inc.                                 501
                   10          Praxair, Inc.                                        590
                   20          Rohm & Haas Co.                                      708
                   10          Sherwin-Williams Co.                                 288
                                                                            -----------
                                                                                  7,940
                                                                            -----------
                               COMMERCIAL SERVICES: 0.01%
                   10    @     Apollo Group, Inc.                                   412
                   40    @     Concord EFS, Inc.                                    600
                   10    @     Convergys Corp.                                      172
                   10          Deluxe Corp.                                         434
                   10          Equifax, Inc.                                        243
                   20          H&R Block, Inc.                                      767
                   20          McKesson Corp.                                       518
                   10          Moody's Corp.                                        440
                   30          Paychex, Inc.                                        876
                   10    @     Quintiles Transnational Corp.                        118
                   10    @     Robert Half Intl., Inc.                              197
                                                                            -----------
                                                                                  4,777
                                                                            -----------
                               COMPUTERS: 0.05%
                   10    @     Computer Sciences Corp.                              349
                  240    @     Dell Computer Corp.                                6,857
                   10          Electronic Data Systems Corp.                        185
                  160    @     EMC Corp.-Mass.                                    1,160
                  210          Hewlett-Packard Co.                                4,091
                   50          International Business Machines Corp.              4,355
                   20    @     Lexmark Intl., Inc.                                1,323
                   20    @     Network Appliance, Inc.                              278
                   20    @     Sungard Data Systems, Inc.                           467

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                   20    @     Unisys Corp.                                 $       224
                   30    @     Veritas Software Corp.                               545
                                                                            -----------
                                                                                 19,834
                                                                            -----------
                               COSMETICS/PERSONAL CARE: 0.03%
                   20          Avon Products, Inc.                                1,027
                   10          Colgate-Palmolive Co.                                514
                   70          Gillette Co.                                       2,122
                   40          Kimberly-Clark Corp.                               2,013
                  120          Procter & Gamble Co.                              10,080
                                                                            -----------
                                                                                 15,756
                                                                            -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   10          WW Grainger, Inc.                                    538
                                                                            -----------
                                                                                    538
                                                                            -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.09%
                   90          American Express Co.                               3,504
                   10          Bear Stearns Cos., Inc.                              640
                   30          Capital One Financial Corp.                        1,014
                   40          Charles Schwab Corp.                                 462
                  340          Citigroup, Inc.                                   13,219
                   10          Countrywide Financial Corp.                          493
                   90          Fannie Mae                                         5,675
                   20          Franklin Resources, Inc.                             739
                   60          Freddie Mac                                        3,458
                   50          Household Intl., Inc.                              1,435
                  140          JP Morgan Chase & Co.                              3,524
                   20          Lehman Brothers Holdings, Inc.                     1,228
                   85          MBNA Corp.                                         1,814
                   60          Merrill Lynch & Co., Inc.                          2,610
                   70          Morgan Stanley                                     3,167
                   30    @     Providian Financial Corp.                            182
                   10          SLM Corp.                                            977
                   10          Stilwell Financial, Inc.                             147
                                                                            -----------
                                                                                 44,288
                                                                            -----------
                               ELECTRIC: 0.02%
                   10          Allegheny Energy, Inc.                                69
                   20          American Electric Power Co., Inc.                    568
                   20          Centerpoint Energy, Inc.                             153
                   10          Cinergy Corp.                                        324
                   20          CMS Energy Corp.                                     199
                   10          Consolidated Edison, Inc.                            398
                   10          Constellation Energy Group, Inc.                     264
                   10          Dominion Resources, Inc.                             510
                   10          DTE Energy Co.                                       443
                   60          Duke Energy Corp.                                  1,184
                   30    @     Edison Intl.                                         333
                   10          Entergy Corp.                                        437
                   30          Exelon Corp.                                       1,506
                   20          FirstEnergy Corp.                                    634
                   10          FPL Group, Inc.                                      588
                   10          NiSource, Inc.                                       195
                   40    @     PG&E Corp.                                           552
                   10          PPL Corp.                                            333
                   20          Progress Energy, Inc.                                840
                   10          Public Service Enterprise Group, Inc.                299
                   50          Southern Co.                                       1,308
                   10          TECO Energy, Inc.                                    147
                   20          TXU Corp.                                            308
                   30          Xcel Energy, Inc.                                    322
                                                                            -----------
                                                                                 11,914
                                                                            -----------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.00%
                   20    @     American Power Conversion                    $       322
                   30          Emerson Electric Co.                               1,565
                   10          Molex, Inc.                                          281
                   10    @     Power-One, Inc.                                       79
                                                                            -----------
                                                                                  2,247
                                                                            -----------
                               ELECTRONICS: 0.00%
                   30    @     Agilent Technologies, Inc.                           582
                   20          Applera Corp. - Applied Biosystems Group             437
                   20    @     Jabil Circuit, Inc.                                  429
                   10          Parker Hannifin Corp.                                467
                   50    @     Sanmina-SCI Corp.                                    240
                   10    @     Tektronix, Inc.                                      197
                   10    @     Thermo Electron Corp.                                196
                                                                            -----------
                                                                                  2,548
                                                                            -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   10          Fluor Corp.                                          274
                                                                            -----------
                                                                                    274
                                                                            -----------
                               ENTERTAINMENT: 0.00%
                   10    @     International Game Technology                        771
                                                                            -----------
                                                                                    771
                                                                            -----------
                               ENVIRONMENTAL CONTROL: 0.00%
                   20    @     Allied Waste Industries, Inc.                        214
                   40          Waste Management, Inc.                               997
                                                                            -----------
                                                                                  1,211
                                                                            -----------
                               FOOD: 0.02%
                   30          Albertson's, Inc.                                    700
                   50          Archer-Daniels-Midland Co.                           666
                   30          Campbell Soup Co.                                    724
                   40          Conagra Foods, Inc.                                  975
                   10          General Mills, Inc.                                  446
                   10          Hershey Foods Corp.                                  644
                   20          HJ Heinz Co.                                         696
                   30          Kellogg Co.                                        1,001
                   50    @     Kroger Co.                                           787
                   10    @     Safeway, Inc.                                        238
                   50          Sara Lee Corp.                                     1,167
                   10          Supervalu, Inc.                                      180
                   10          Winn-Dixie Stores, Inc.                              149
                                                                            -----------
                                                                                  8,373
                                                                            -----------
                               FOREST PRODUCTS & PAPER: 0.01%
                   20          Georgia-Pacific Corp.                                415
                   30          International Paper Co.                            1,178
                   10    @     Louisiana-Pacific Corp.                               90
                   10          MeadWestvaco Corp.                                   250
                   10          Plum Creek Timber Co., Inc.                          244
                   10          Weyerhaeuser Co.                                     526
                                                                            -----------
                                                                                  2,703
                                                                            -----------
                               GAS: 0.00%
                   10          KeySpan Corp.                                        353
                   10          Nicor, Inc.                                          315
                   20          Sempra Energy                                        463
                                                                            -----------
                                                                                  1,131
                                                                            -----------
                               HAND/MACHINE TOOLS: 0.00%
                   10          Black & Decker Corp.                                 430
                                                                            -----------
                                                                                    430
                                                                            -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 0.04%
                   20          Becton Dickinson & Co.                       $       593
                   30    @     Boston Scientific Corp.                            1,260
                   40    @     Guidant Corp.                                      1,197
                  220          Johnson & Johnson                                 12,544
                   40          Medtronic, Inc.                                    1,870
                   20    @     St. Jude Medical, Inc.                               696
                   10          Stryker Corp.                                        619
                                                                            -----------
                                                                                 18,779
                                                                            -----------
                               HEALTHCARE -- SERVICES: 0.02%
                   20    @     Anthem, Inc.                                       1,185
                   40          HCA, Inc.                                          1,607
                   20          Health Management Associates, Inc.                   351
                   10    @     Humana, Inc.                                         104
                   10    @     Manor Care, Inc.                                     195
                   35    @     Tenet Healthcare Corp.                               646
                   30          UnitedHealth Group, Inc.                           2,444
                   20    @     WellPoint Health Networks                          1,317
                                                                            -----------
                                                                                  7,849
                                                                            -----------
                               HOME BUILDERS: 0.00%
                   10          Centex Corp.                                         503
                   10          KB Home                                              447
                                                                            -----------
                                                                                    950
                                                                            -----------
                               HOME FURNISHINGS: 0.00%
                   10          Leggett & Platt, Inc.                                239
                   10          Maytag Corp.                                         309
                                                                            -----------
                                                                                    548
                                                                            -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.00%
                   10          Avery Dennison Corp.                                 644
                   30          Clorox Co.                                         1,315
                   10          Fortune Brands, Inc.                                 488
                                                                            -----------
                                                                                  2,447
                                                                            -----------
                               HOUSEWARES: 0.00%
                   20          Newell Rubbermaid, Inc.                              634
                                                                            -----------
                                                                                    634
                                                                            -----------
                               INSURANCE: 0.05%
                   20    @@    ACE Ltd.                                             682
                   40          Aflac, Inc.                                        1,234
                   60          Allstate Corp.                                     2,342
                   10          AMBAC Financial Group, Inc.                          625
                   70          American Intl. Group.                              4,560
                   20          AON Corp.                                            365
                   10          Chubb Corp.                                          586
                   20          Cigna Corp.                                          871
                   10          Cincinnati Financial Corp.                           385
                   20          Hartford Financial Services Group, Inc.              981
                   10          Jefferson-Pilot Corp.                                382
                   20          John Hancock Financial Services, Inc.                611
                   10          Lincoln National Corp.                               351
                   10          Loews Corp.                                          405
                   40          Marsh & McLennan Cos., Inc.                        1,888
                   10          MBIA, Inc.                                           455
                   50          Metlife, Inc.                                      1,342
                   10          MGIC Investment Corp.                                467
                   20          Principal Financial Group                            580
                   20          Progressive Corp.                                  1,133
                   40          Prudential Financial, Inc.                         1,203
                   10          Safeco Corp.                                         362
                   10          St. Paul Cos.                                        372
                   10          Torchmark Corp.                                      371

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                   96    @     Travelers Property Casualty Corp.            $     1,536
                   20          UnumProvident Corp.                                  341
                   10    @@    XL Capital Ltd.                                      827
                                                                            -----------
                                                                                 25,257
                                                                            -----------
                               INTERNET: 0.00%
                   10    @     eBay, Inc.                                           690
                   40    @     Yahoo, Inc.                                          731
                                                                            -----------
                                                                                  1,421
                                                                            -----------
                               IRON/STEEL: 0.00%
                   10          Allegheny Technologies, Inc.                          71
                   10          United States Steel Corp.                            145
                                                                            -----------
                                                                                    216
                                                                            -----------
                               LEISURE TIME: 0.00%
                   10          Brunswick Corp.                                      210
                   40          Carnival Corp.                                     1,122
                   20          Harley-Davidson, Inc.                                971
                   10    @     Sabre Holdings Corp.                                 218
                                                                            -----------
                                                                                  2,521
                                                                            -----------
                               LODGING: 0.00%
                   10    @     Harrah's Entertainment, Inc.                         400
                   30          Hilton Hotels Corp.                                  411
                   20          Marriott Intl., Inc.                                 715
                   10          Starwood Hotels & Resorts Worldwide, Inc.            253
                                                                            -----------
                                                                                  1,779
                                                                            -----------
                               MACHINERY -- DIVERSIFIED: 0.00%
                   20          Deere & Co.                                        1,023
                   10          Dover Corp.                                          312
                   10          Rockwell Automation, Inc.                            211
                                                                            -----------
                                                                                  1,546
                                                                            -----------
                               MEDIA: 0.03%
                  130    @     AOL Time Warner, Inc.                              2,128
                   40    @     Clear Channel Communications, Inc.                 1,738
                   64    @     Comcast Corp.                                      1,503
                   20          Gannett Co, Inc.                                   1,425
                   10          Knight-Ridder, Inc.                                  627
                   10          McGraw-Hill Cos., Inc.                               593
                   20          Tribune Co.                                          916
                  120    @     Viacom, Inc.                                       5,641
                  140          Walt Disney Co.                                    2,775
                                                                            -----------
                                                                                 17,346
                                                                            -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                   10          Worthington Industries                               176
                                                                            -----------
                                                                                    176
                                                                            -----------
                               MINING: 0.00%
                   10    @     Freeport-McMoRan Copper & Gold, Inc.                 155
                   30          Newmont Mining Corp.                                 702
                   10    @     Phelps Dodge Corp.                                   314
                                                                            -----------
                                                                                  1,171
                                                                            -----------
                               MISCELLANEOUS MANUFACTURING: 0.06%
                   30          3M Co.                                             3,896
                   10          Cooper Industries Ltd.                               380
                   10          Danaher Corp.                                        628
                   30          Eastman Kodak Co.                                  1,108
                  690          General Electric Co.                              18,699
                   60          Honeywell Intl., Inc.                              1,552
                   10          Illinois Tool Works, Inc.                            680

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MISCELLANEOUS MANUFACTURING (CONTINUED)
                   10    @@    Ingersoll-Rand Co.                           $       462
                   10          ITT Industries, Inc.                                 603
                   20          Textron, Inc.                                        862
                   60    @@    Tyco Intl. Ltd.                                    1,070
                                                                            -----------
                                                                                 29,940
                                                                            -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.00%
                   20          Pitney Bowes, Inc.                                   706
                   70    @     Xerox Corp.                                          610
                                                                            -----------
                                                                                  1,316
                                                                            -----------
                               OIL & GAS: 0.05%
                   10          Amerada Hess Corp.                                   560
                   30          Anadarko Petroleum Corp.                           1,416
                   20          Apache Corp.                                       1,078
                   20          Burlington Resources, Inc.                           842
                   73          ConocoPhillips                                     3,490
                   20          Devon Energy Corp.                                   916
                  290          Exxon Mobil Corp.                                 10,092
                   30          Marathon Oil Corp.                                   600
                   20   @,@@   Nabors Industries Ltd.                               708
                   10    @     Noble Corp.                                          339
                   40          Occidental Petroleum Corp.                         1,114
                   10          Rowan Cos., Inc.                                     213
                   60          Transocean, Inc.                                   1,458
                   30          Unocal Corp.                                         890
                                                                            -----------
                                                                                 23,716
                                                                            -----------
                               OIL & GAS SERVICES: 0.00%
                   10          Baker Hughes, Inc.                                   327
                   10    @     BJ Services Co.                                      334
                   40          Halliburton Co.                                      840
                                                                            -----------
                                                                                  1,501
                                                                            -----------
                               PACKAGING & CONTAINERS: 0.00%
                   10          Ball Corp.                                           495
                   10    @     Pactiv Corp.                                         207
                                                                            -----------
                                                                                    702
                                                                            -----------
                               PHARMACEUTICALS: 0.06%
                  110          Abbott Laboratories                                4,816
                   10          AmerisourceBergen Corp.                              580
                   10          Cardinal Health, Inc.                                615
                   10    @     Forest Laboratories, Inc.                          1,073
                   16    @     King Pharmaceuticals, Inc.                           304
                   10    @     Medimmune, Inc.                                      264
                  160          Merck & Co., Inc.                                  9,506
                  180          Pfizer, Inc.                                       5,677
                   90          Pharmacia Corp.                                    3,807
                  110          Schering-Plough Corp.                              2,493
                   10    @     Watson Pharmaceuticals, Inc.                         300
                   40          Wyeth                                              1,537
                                                                            -----------
                                                                                 30,972
                                                                            -----------
                               PIPELINES: 0.00%
                   10          EL Paso Corp.                                         85
                   10          Kinder Morgan, Inc.                                  411
                                                                            -----------
                                                                                    496
                                                                            -----------
                               REITS: 0.00%
                   30          Equity Office Properties Trust                       771
                   20          Equity Residential                                   522
                   10          Simon Property Group, Inc.                           337
                                                                            -----------
                                                                                  1,630
                                                                            -----------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               RETAIL: 0.06%
                   10    @     Autozone, Inc.                               $       817
                   20    @     Bed Bath & Beyond, Inc.                              694
                   25    @     Best Buy Co, Inc.                                    692
                   10    @     Big Lots, Inc.                                       127
                   10    @     Costco Wholesale Corp.                               323
                   30          CVS Corp.                                            806
                   10          Darden Restaurants, Inc.                             216
                   10          Dillard's, Inc.                                      193
                   30          Dollar General Corp.                                 397
                   10          Family Dollar Stores                                 295
                   10    @     Federated Department Stores                          327
                   80          Gap, Inc. (The)                                    1,271
                  270          Home Depot, Inc.                                   7,133
                   20          JC Penney Co., Inc.                                  475
                   20    @     Kohl's Corp.                                       1,370
                   50          Lowe's Cos., Inc.                                  2,075
                   50          Ltd. Brands                                          851
                   20          May Department Stores Co.                            489
                   90          McDonald's Corp.                                   1,665
                   10          Nordstrom, Inc.                                      200
                   30    @     Office Depot, Inc.                                   531
                   20          RadioShack Corp.                                     475
                   50    @     Staples, Inc.                                        965
                   30    @     Starbucks Corp.                                      652
                   60          Target Corp.                                       2,087
                   10          Tiffany & Co.                                        284
                   40          TJX Cos., Inc.                                       783
                  120          Wal-Mart Stores, Inc.                              6,499
                   10          Wendy's Intl., Inc.                                  279
                   20    @     Yum! Brands, Inc.                                    478
                                                                            -----------
                                                                                 33,449
                                                                            -----------
                               SAVINGS & LOANS: 0.01%
                   20          Golden West Financial Corp.                        1,384
                   90          Washington Mutual, Inc.                            3,238
                                                                            -----------
                                                                                  4,622
                                                                            -----------
                               SEMICONDUCTORS: 0.04%
                   10    @     Advanced Micro Devices, Inc.                          85
                   30    @     Altera Corp.                                         436
                   20    @     Analog Devices, Inc.                                 614
                  110    @     Applied Materials, Inc.                            1,875
                   20    @     Applied Micro Circuits Corp.                          91
                  450          Intel Corp.                                        9,396
                   10    @     Kla-Tencor Corp.                                     442
                   20          Linear Technology Corp.                              665
                   30    @     LSI Logic Corp.                                      249
                   20          Maxim Integrated Products                            842
                   20    @     Micron Technology, Inc.                              316
                   10    @     National Semiconductor Corp.                         203
                   10    @     Novellus Systems, Inc.                               363
                   10    @     PMC -- Sierra, Inc.                                   82
                   10    @     QLogic Corp.                                         434
                   10    @     Teradyne, Inc.                                       164
                  120          Texas Instruments, Inc.                            2,413
                   20    @     Xilinx, Inc.                                         493
                                                                            -----------
                                                                                 19,163
                                                                            -----------
                               SOFTWARE: 0.07%
                   20          Adobe Systems, Inc.                                  591
                   10          Autodesk, Inc.                                       155
                   40          Automatic Data Processing                          1,739
                   20    @     BMC Software, Inc.                                   358
                   10    @     Citrix Systems, Inc.                                 117
                   40          Computer Associates Intl., Inc.                      604
                   30    @     Compuware Corp.                                      164

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SOFTWARE (CONTINUED)
                   10    @     Electronic Arts, Inc.                        $       679
                   50          First Data Corp.                                   1,732
                   10    @     Fiserv, Inc.                                         339
                   10    @     Intuit, Inc.                                         539
                   10    @     Mercury Interactive Corp.                            335
                  370    @     Microsoft Corp.                                   21,393
                  380    @     Oracle Corp.                                       4,617
                   30    @     Peoplesoft, Inc.                                     589
                   20    @     Rational Software Corp.                              185
                   60    @     Siebel Systems, Inc.                                 511
                                                                            -----------
                                                                                 34,647
                                                                            -----------
                               TELECOMMUNICATIONS: 0.06%
                   20          Alltel Corp.                                       1,102
                   10    @     Andrew Corp.                                         112
                   52          AT&T Corp.                                         1,458
                  180    @     AT&T Wireless Services, Inc.                       1,359
                  120          BellSouth Corp.                                    3,336
                   10          CenturyTel, Inc.                                     309
                   40    @     CIENA Corp.                                          266
                  500    @     Cisco Systems, Inc.                                7,460
                   20    @     Citizens Communications Co.                          197
                   10    @     Comverse Technology, Inc.                            121
                  160          Motorola, Inc.                                     1,821
                   60    @     Nextel Communications, Inc.                          825
                  220          SBC Communications, Inc.                           6,270
                   10          Scientific-Atlanta, Inc.                             136
                   80          Sprint Corp.-FON Group                             1,166
                   30    @     Tellabs, Inc.                                        266
                  180          Verizon Communications, Inc.                       7,538
                                                                            -----------
                                                                                 33,742
                                                                            -----------
                               TEXTILES: 0.00%
                   10          Cintas Corp.                                         505
                                                                            -----------
                                                                                    505
                                                                            -----------
                               TOBACCO: 0.01%
                   60          Philip Morris Cos., Inc.                           2,263
                   10          RJ Reynolds Tobacco Holdings, Inc.                   386
                                                                            -----------
                                                                                  2,649
                                                                            -----------
                               TOYS/GAMES/HOBBIES: 0.00%
                   10          Hasbro, Inc.                                         128
                   40          Mattel, Inc.                                         825
                                                                            -----------
                                                                                    953
                                                                            -----------
                               TRANSPORTATION: 0.01%
                   30          Burlington Northern Santa Fe Corp.                   760
                   10          CSX Corp.                                            276
                   20          FedEx Corp.                                        1,051
                   30          Norfolk Southern Corp.                               592
                   20          Union Pacific Corp.                                1,158
                   30          United Parcel Service, Inc.                        1,901
                                                                            -----------
                                                                                  5,738
                                                                            -----------
                               TRUCKING & LEASING: 0.00%
                   10          Ryder System, Inc.                                   230
                                                                            -----------
                                                                                    230
                                                                            -----------
                               Total Common Stock
                                (Cost $464,976)                                 510,340
                                                                            -----------
      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 99.14%
                        U.S. TREASURY STRIP: 99.14%
     $     55,068,000   Zero Coupon, 08/15/05                               $51,477,842
                                                                            -----------
                        Total U.S. Treasury Obligations
                          (Cost $46,719,722)                                 51,477,842
                                                                            -----------
                        Total Long-Term Investments
                          (Cost $47,184,698)                                 51,988,182
                                                                            -----------
SHORT-TERM INVESTMENT: 0.12%
               63,000   State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $63,007 to be received upon
                        repurchase (Collateralized by $65,000 FHLB, 2.060%
                        Market Value $65,115 due 11/21/03)
                                                                                 63,000
                                                                            -----------
                        Total Short-Term Investment
                          (Cost $63,000)                                         63,000
                                                                            -----------

                           TOTAL INVESTMENTS IN SECURITIES            100.25%  $52,051,182
                            (COST $47,247,698)*
                           OTHER ASSETS AND LIABILITIES-NET            -0.25%     (127,674)
                                                                      -------  -----------
                           NET ASSETS                                 100.00%  $51,923,508
                                                                      =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                $4,812,567
                        Gross Unrealized Depreciation                                    (9,083)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $4,803,484
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
COMMON STOCK: 2.27%
                               ADVERTISING: 0.00%
                   60          Interpublic Group Cos., Inc.                   $       898
                                                                              -----------
                                                                                      898
                                                                              -----------
                               AEROSPACE/DEFENSE: 0.04%
                  110          Boeing Co.                                           3,740
                   30          General Dynamics Corp.                               2,443
                   20          Goodrich Corp.                                         368
                   60          Lockheed Martin Corp.                                3,132
                   20          Northrop Grumman Corp.                               1,938
                   40          Rockwell Collins, Inc.                                 856
                   90          United Technologies Corp.                            5,622
                                                                              -----------
                                                                                   18,099
                                                                              -----------
                               AGRICULTURE: 0.00%
                   20          UST, Inc.                                              644
                                                                              -----------
                                                                                      644
                                                                              -----------
                               AIRLINES: 0.00%
                   40          Southwest Airlines Co.                                 664
                                                                              -----------
                                                                                      664
                                                                              -----------
                               APPAREL: 0.01%
                   30    @     Jones Apparel Group, Inc.                            1,104
                   20          Liz Claiborne, Inc.                                    644
                   40          Nike, Inc.                                           1,791
                   10    @     Reebok Intl. Ltd.                                      287
                   20          VF Corp.                                               757
                                                                              -----------
                                                                                    4,583
                                                                              -----------
                               AUTO MANUFACTURERS: 0.02%
                  340          Ford Motor Co.                                       3,869
                   80          General Motors Corp.                                 3,176
                   25          Paccar, Inc.                                         1,225
                                                                              -----------
                                                                                    8,270
                                                                              -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   10          Cooper Tire & Rubber Co.                               159
                   30          Dana Corp.                                             405
                   80          Delphi Corp.                                           680
                   20          Goodyear Tire & Rubber Co.                             165
                   10          Johnson Controls, Inc.                                 829
                   30          TRW, Inc.                                            1,551
                   20          Visteon Corp.                                          161
                                                                              -----------
                                                                                    3,950
                                                                              -----------
                               BANKS: 0.18%
                   50          AmSouth Bancorp                                        953
                  270          Bank of America Corp.                               18,922
                  160          Bank One Corp.                                       6,318
                   60          BB&T Corp.                                           2,279
                   30          Charter One Financial, Inc.                            903
                   30          Comerica, Inc.                                       1,420
                   20          First Tennessee National Corp.                         738
                  140          FleetBoston Financial Corp.                          3,798
                   40          Huntington Bancshares, Inc.                            783
                   60          Keycorp                                              1,565
                   30          Marshall & Ilsley Corp.                                853
                   60          Mellon Financial Corp.                               1,803
                   80          National City Corp.                                  2,224
                   20          North Fork Bancorporation, Inc.                        696
                   10          PNC Financial Services Group, Inc.                     422
                   40          Regions Financial Corp.                              1,390
                   50          SouthTrust Corp.                                     1,307

       Shares                                                                    Value
------------------------------------------------------------------------------------------
                   40          State Street Corp.                             $     1,800
                   40          SunTrust Banks, Inc.                                 2,346
                   20          Synovus Financial Corp.                                417
                   40          Union Planters Corp.                                 1,180
                  261          US Bancorp                                           5,716
                  250          Wachovia Corp.                                       8,788
                  230          Wells Fargo & Co.                                   10,628
                   10          Zions Bancorporation                                   412
                                                                              -----------
                                                                                   77,661
                                                                              -----------
                               BEVERAGES: 0.07%
                  120          Anheuser-Busch Cos., Inc.                            5,894
                   10          Brown-Forman Corp.                                     661
                  140          Coca-Cola Co.                                        6,390
                   60          Coca-Cola Enterprises, Inc.                          1,277
                   40          Pepsi Bottling Group, Inc.                           1,149
                  240          PepsiCo, Inc.                                       10,195
                                                                              -----------
                                                                                   25,566
                                                                              -----------
                               BIOTECHNOLOGY: 0.02%
                  181    @     Amgen, Inc.                                          8,543
                   10    @     Biogen, Inc.                                           441
                   30    @     Chiron Corp.                                         1,206
                   10    @     Genzyme Corp.                                          328
                                                                              -----------
                                                                                   10,518
                                                                              -----------
                               BUILDING MATERIALS: 0.00%
                   10    @     American Standard Cos., Inc.                           745
                   70          Masco Corp.                                          1,412
                                                                              -----------
                                                                                    2,157
                                                                              -----------
                               CHEMICALS: 0.04%
                   30          Air Products & Chemicals, Inc.                       1,327
                   10          Ashland, Inc.                                          292
                  140          Du Pont EI de Nemours & Co.                          6,247
                   10          Eastman Chemical Co.                                   391
                   20          Ecolab, Inc.                                           993
                   20          Engelhard Corp.                                        485
                   10          Great Lakes Chemical Corp.                             251
                   10    @     Hercules, Inc.                                          94
                   10          International Flavors & Fragrances, Inc.               330
                   20          PPG Industries, Inc.                                 1,002
                   20          Praxair, Inc.                                        1,180
                   30          Rohm & Haas Co.                                      1,062
                   20          Sherwin-Williams Co.                                   577
                   10          Sigma-Aldrich Corp.                                    503
                                                                              -----------
                                                                                   14,734
                                                                              -----------
                               COMMERCIAL SERVICES: 0.02%
                   20    @     Apollo Group, Inc.                                     825
                   70    @     Concord EFS, Inc.                                    1,050
                   30    @     Convergys Corp.                                        517
                   10          Deluxe Corp.                                           434
                   20          Equifax, Inc.                                          486
                   40          H&R Block, Inc.                                      1,533
                   40          McKesson Corp.                                       1,037
                   20          Moody's Corp.                                          880
                   50          Paychex, Inc.                                        1,460
                   30    @     Quintiles Transnational Corp.                          353
                   30    @     Robert Half Intl., Inc.                                590
                                                                              -----------
                                                                                    9,165
                                                                              -----------
                               COMPUTERS: 0.09%
                   20    @     Computer Sciences Corp.                                698
                  480    @     Dell Computer Corp.                                 13,714
                   30          Electronic Data Systems Corp.                          556

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  300    @     EMC Corp.-Mass.                                $     2,175
                  410          Hewlett-Packard Co.                                  7,987
                   90          International Business Machines Corp.                7,839
                   30    @     Lexmark Intl., Inc.                                  1,984
                   10    @     NCR Corp.                                              276
                   40    @     Network Appliance, Inc.                                556
                   50    @     Sungard Data Systems, Inc.                           1,169
                   40    @     Unisys Corp.                                           448
                   60    @     Veritas Software Corp.                               1,091
                                                                              -----------
                                                                                   38,493
                                                                              -----------
                               COSMETICS/PERSONAL CARE: 0.07%
                   10          Alberto-Culver Co.                                     495
                   30          Avon Products, Inc.                                  1,540
                   30          Colgate-Palmolive Co.                                1,542
                  140          Gillette Co.                                         4,245
                   70          Kimberly-Clark Corp.                                 3,522
                  240          Procter & Gamble Co.                                20,160
                                                                              -----------
                                                                                   31,504
                                                                              -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   10          WW Grainger, Inc.                                      538
                                                                              -----------
                                                                                      538
                                                                              -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.21%
                  180          American Express Co.                                 7,007
                   20          Bear Stearns Cos., Inc.                              1,280
                   50          Capital One Financial Corp.                          1,690
                   70          Charles Schwab Corp.                                   808
                  680          Citigroup, Inc.                                     26,438
                   20          Countrywide Financial Corp.                            986
                  180          Fannie Mae                                          11,349
                   40          Franklin Resources, Inc.                             1,478
                  130          Freddie Mac                                          7,493
                  100          Household Intl., Inc.                                2,870
                  270          JP Morgan Chase & Co.                                6,796
                   30          Lehman Brothers Holdings, Inc.                       1,842
                  170          MBNA Corp.                                           3,628
                  120          Merrill Lynch & Co., Inc.                            5,220
                  150          Morgan Stanley                                       6,786
                   60    @     Providian Financial Corp.                              365
                   20          SLM Corp.                                            1,955
                   10          T Rowe Price Group, Inc.                               304
                                                                              -----------
                                                                                   88,295
                                                                              -----------
                               ELECTRIC: 0.06%
                   20          Allegheny Energy, Inc.                                 138
                   10          Ameren Corp.                                           413
                   40          American Electric Power Co., Inc.                    1,137
                   50          Centerpoint Energy, Inc.                               382
                   20          Cinergy Corp.                                          648
                   40          CMS Energy Corp.                                       398
                   30          Consolidated Edison, Inc.                            1,192
                   20          Constellation Energy Group, Inc.                       527
                   20          Dominion Resources, Inc.                             1,019
                   20          DTE Energy Co.                                         887
                  120          Duke Energy Corp.                                    2,369
                   60    @     Edison Intl.                                           665
                   30          Entergy Corp.                                        1,312
                   60          Exelon Corp.                                         3,011
                   40          FirstEnergy Corp.                                    1,267
                   20          FPL Group, Inc.                                      1,176
                   40          NiSource, Inc.                                         780
                   90    @     PG&E Corp.                                           1,243
                   10          Pinnacle West Capital Corp.                            321

       Shares                                                                    Value
------------------------------------------------------------------------------------------
                   20          PPL Corp.                                      $       666
                   30          Progress Energy, Inc.                                1,260
                   30          Public Service Enterprise Group, Inc.                  898
                   90          Southern Co.                                         2,354
                   30          TECO Energy, Inc.                                      442
                   50          TXU Corp.                                              771
                   50          Xcel Energy, Inc.                                      537
                                                                              -----------
                                                                                   25,813
                                                                              -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.01%
                   50    @     American Power Conversion                              805
                   60          Emerson Electric Co.                                 3,129
                   30          Molex, Inc.                                            842
                   30    @     Power-One, Inc.                                        237
                                                                              -----------
                                                                                    5,013
                                                                              -----------
                               ELECTRONICS: 0.01%
                   70    @     Agilent Technologies, Inc.                           1,359
                   30          Applera Corp. -- Applied Biosystems Group              656
                   40    @     Jabil Circuit, Inc.                                    858
                   20          Parker Hannifin Corp.                                  934
                  100    @     Sanmina-SCI Corp.                                      480
                   10    @     Tektronix, Inc.                                        197
                   20    @     Thermo Electron Corp.                                  392
                   10    @     Thomas & Betts Corp.                                   187
                   10    @     Waters Corp.                                           268
                                                                              -----------
                                                                                    5,331
                                                                              -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   20          Fluor Corp.                                            548
                                                                              -----------
                                                                                      548
                                                                              -----------
                               ENTERTAINMENT: 0.00%
                   10    @     International Game Technology                          771
                                                                              -----------
                                                                                      771
                                                                              -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                   30    @     Allied Waste Industries, Inc.                          320
                   80          Waste Management, Inc.                               1,994
                                                                              -----------
                                                                                    2,314
                                                                              -----------
                               FOOD: 0.04%
                   60          Albertson's, Inc.                                    1,400
                   92          Archer-Daniels-Midland Co.                           1,226
                   60          Campbell Soup Co.                                    1,449
                   70          Conagra Foods, Inc.                                  1,706
                   20          General Mills, Inc.                                    892
                   20          Hershey Foods Corp.                                  1,288
                   50          HJ Heinz Co.                                         1,741
                   60          Kellogg Co.                                          2,002
                  110    @     Kroger Co.                                           1,730
                   30    @     Safeway, Inc.                                          713
                  110          Sara Lee Corp.                                       2,566
                   20          Supervalu, Inc.                                        360
                   20          Winn-Dixie Stores, Inc.                                298
                                                                              -----------
                                                                                   17,371
                                                                              -----------
                               FOREST PRODUCTS & PAPER: 0.01%
                   10          Boise Cascade Corp.                                    271
                   30          Georgia-Pacific Corp.                                  622
                   70          International Paper Co.                              2,747
                   20    @     Louisiana-Pacific Corp.                                179
                   10          MeadWestvaco Corp.                                     250
                   20          Plum Creek Timber Co., Inc.                            487

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
                   10          Temple-Inland, Inc.                            $       491
                   10          Weyerhaeuser Co.                                       526
                                                                              -----------
                                                                                    5,573
                                                                              -----------
                               GAS: 0.00%
                   20          KeySpan Corp.                                          706
                   10          Nicor, Inc.                                            315
                   30          Sempra Energy                                          695
                                                                              -----------
                                                                                    1,716
                                                                              -----------
                               HAND/MACHINE TOOLS: 0.00%
                   20          Black & Decker Corp.                                   859
                   10          Snap-On, Inc.                                          299
                   10          Stanley Works                                          359
                                                                              -----------
                                                                                    1,517
                                                                              -----------
                               HEALTHCARE -- PRODUCTS: 0.08%
                   10          Bausch & Lomb, Inc.                                    377
                   50          Becton Dickinson & Co.                               1,483
                   60    @     Boston Scientific Corp.                              2,520
                   10          CR Bard, Inc.                                          555
                   70    @     Guidant Corp.                                        2,095
                  430          Johnson & Johnson                                   24,519
                   70          Medtronic, Inc.                                      3,273
                   30    @     St. Jude Medical, Inc.                               1,045
                   30          Stryker Corp.                                        1,856
                                                                              -----------
                                                                                   37,723
                                                                              -----------
                               HEALTHCARE -- SERVICES: 0.03%
                   30          Aetna, Inc.                                          1,132
                   30    @     Anthem, Inc.                                         1,777
                   70          HCA, Inc.                                            2,813
                   30          Health Management Associates, Inc.                     526
                   30    @     Humana, Inc.                                           312
                   10    @     Manor Care, Inc.                                       195
                   70    @     Tenet Healthcare Corp.                               1,292
                   60          UnitedHealth Group, Inc.                             4,887
                   40    @     WellPoint Health Networks                            2,633
                                                                              -----------
                                                                                   15,567
                                                                              -----------
                               HOME BUILDERS: 0.00%
                   10          Centex Corp.                                           503
                   10          KB Home                                                447
                   10          Pulte Homes, Inc.                                      469
                                                                              -----------
                                                                                    1,419
                                                                              -----------
                               HOME FURNISHINGS: 0.00%
                   30          Leggett & Platt, Inc.                                  716
                   10          Maytag Corp.                                           309
                   10          Whirlpool Corp.                                        538
                                                                              -----------
                                                                                    1,563
                                                                              -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
                   10          American Greetings                                     163
                   20          Avery Dennison Corp.                                 1,289
                   50          Clorox Co.                                           2,192
                   20          Fortune Brands, Inc.                                   975
                                                                              -----------
                                                                                    4,619
                                                                              -----------
                               HOUSEWARES: 0.00%
                   40          Newell Rubbermaid, Inc.                              1,269
                                                                              -----------
                                                                                    1,269
                                                                              -----------

       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               INSURANCE: 0.11%
                   40    @@    ACE Ltd.                                       $     1,364
                   70          Aflac, Inc.                                          2,159
                  130          Allstate Corp.                                       5,074
                   20          AMBAC Financial Group, Inc.                          1,250
                  140          American Intl. Group                                 9,121
                   40          AON Corp.                                              730
                   20          Chubb Corp.                                          1,172
                   30          Cigna Corp.                                          1,306
                   20          Cincinnati Financial Corp.                             770
                   30          Hartford Financial Services Group, Inc.              1,472
                   20          Jefferson-Pilot Corp.                                  763
                   40          John Hancock Financial Services, Inc.                1,223
                   30          Lincoln National Corp.                               1,054
                   30          Loews Corp.                                          1,214
                   70          Marsh & McLennan Cos., Inc.                          3,304
                   20          MBIA, Inc.                                             910
                  100          Metlife, Inc.                                        2,684
                   10          MGIC Investment Corp.                                  467
                   50          Principal Financial Group                            1,450
                   40          Progressive Corp.                                    2,266
                   80          Prudential Financial, Inc.                           2,406
                   20          Safeco Corp.                                           724
                   10          St. Paul Cos                                           372
                   20          Torchmark Corp.                                        743
                  192    @     Travelers Property Casualty Corp.                    3,072
                   40          UnumProvident Corp.                                    682
                   20    @@    XL Capital Ltd.                                      1,655
                                                                              -----------
                                                                                   49,407
                                                                              -----------
                               INTERNET: 0.01%
                   20    @     eBay, Inc.                                           1,379
                   80    @     Yahoo, Inc.                                          1,462
                                                                              -----------
                                                                                    2,841
                                                                              -----------
                               IRON/STEEL: 0.00%
                   20          Allegheny Technologies, Inc.                           143
                   10          Nucor Corp.                                            502
                   20          United States Steel Corp.                              290
                                                                              -----------
                                                                                      935
                                                                              -----------
                               LEISURE TIME: 0.01%
                   10          Brunswick Corp.                                        210
                   80          Carnival Corp.                                       2,244
                   40          Harley-Davidson, Inc.                                1,942
                   20    @     Sabre Holdings Corp.                                   435
                                                                              -----------
                                                                                    4,831
                                                                              -----------
                               LODGING: 0.01%
                   20    @     Harrah's Entertainment, Inc.                           800
                   50          Hilton Hotels Corp.                                    684
                   30          Marriott Intl., Inc.                                 1,072
                   30          Starwood Hotels & Resorts Worldwide, Inc.              760
                                                                              -----------
                                                                                    3,316
                                                                              -----------
                               MACHINERY -- DIVERSIFIED: 0.01%
                   30          Deere & Co.                                          1,534
                   30          Dover Corp.                                            936
                   20          Rockwell Automation, Inc.                              421
                                                                              -----------
                                                                                    2,891
                                                                              -----------
                               MEDIA: 0.08%
                  240    @     AOL Time Warner, Inc.                                3,929
                   80    @     Clear Channel Communications, Inc.                   3,477
                  125    @     Comcast Corp.                                        2,930
                   40          Gannett Co., Inc.                                    2,850

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                   10          Knight-Ridder, Inc.                            $       627
                   30          McGraw-Hill Cos., Inc.                               1,779
                   10          Meredith Corp.                                         436
                   10          New York Times Co.                                     480
                   40          Tribune Co.                                          1,832
                  240    @     Viacom, Inc.                                        11,282
                  280          Walt Disney Co.                                      5,550
                                                                              -----------
                                                                                   35,172
                                                                              -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                   10          Worthington Industries                                 176
                                                                              -----------
                                                                                      176
                                                                              -----------
                               MINING: 0.00%
                   20    @     Freeport-McMoRan Copper & Gold, Inc.                   310
                   60          Newmont Mining Corp.                                 1,405
                   10    @     Phelps Dodge Corp.                                     314
                                                                              -----------
                                                                                    2,029
                                                                              -----------
                               MISCELLANEOUS MANUFACTURING: 0.13%
                   50          3M Co.                                               6,493
                   10          Cooper Industries Ltd.                                 380
                   10          Crane Co.                                              206
                   20          Danaher Corp.                                        1,257
                   50          Eastman Kodak Co.                                    1,846
                   10          Eaton Corp.                                            759
                1,360          General Electric Co.                                36,856
                  110          Honeywell Intl., Inc.                                2,846
                   20          Illinois Tool Works, Inc.                            1,360
                   20    @@    Ingersoll-Rand Co.                                     924
                   20          ITT Industries, Inc.                                 1,206
                   20          Pall Corp.                                             382
                   30          Textron, Inc.                                        1,293
                  110    @@    Tyco Intl. Ltd.                                      1,962
                                                                              -----------
                                                                                   57,770
                                                                              -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                   30          Pitney Bowes, Inc.                                   1,059
                  140    @     Xerox Corp.                                          1,221
                                                                              -----------
                                                                                    2,280
                                                                              -----------
                               OIL & GAS: 0.10%
                   30          Amerada Hess Corp.                                   1,680
                   50          Anadarko Petroleum Corp.                             2,360
                   40          Apache Corp.                                         2,155
                   40          Burlington Resources, Inc.                           1,685
                  145          ConocoPhillips                                       6,932
                   30          Devon Energy Corp.                                   1,374
                  570          Exxon Mobil Corp.                                   19,836
                   10          Kerr-McGee Corp.                                       452
                   60          Marathon Oil Corp.                                   1,200
                   30   @,@@   Nabors Industries Ltd.                               1,062
                   20    @     Noble Corp.                                            679
                   80          Occidental Petroleum Corp.                           2,228
                   10          Rowan Cos., Inc.                                       213
                  110          Transocean, Inc.                                     2,673
                   50          Unocal Corp.                                         1,483
                                                                              -----------
                                                                                   46,012
                                                                              -----------

       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               OIL & GAS SERVICES: 0.01%
                   30          Baker Hughes, Inc.                             $       982
                   10    @     BJ Services Co.                                        334
                   90          Halliburton Co.                                      1,890
                                                                              -----------
                                                                                    3,206
                                                                              -----------
                               PACKAGING & CONTAINERS: 0.00%
                   10          Ball Corp.                                             495
                   10          Bemis Co.                                              517
                   20    @     Pactiv Corp.                                           414
                   10    @     Sealed Air Corp.                                       378
                                                                              -----------
                                                                                    1,804
                                                                              -----------
                               PHARMACEUTICALS: 0.14%
                  220          Abbott Laboratories                                  9,632
                   10          Allergan, Inc.                                         588
                   20          AmerisourceBergen Corp.                              1,160
                   30          Cardinal Health, Inc.                                1,846
                   30    @     Forest Laboratories, Inc.                            3,220
                   40    @     King Pharmaceuticals, Inc.                             759
                   10    @     Medimmune, Inc.                                        264
                  320          Merck & Co, Inc.                                    19,011
                  360          Pfizer, Inc.                                        11,354
                  190          Pharmacia Corp.                                      8,037
                  210          Schering-Plough Corp.                                4,759
                   20    @     Watson Pharmaceuticals, Inc.                           600
                   80          Wyeth                                                3,074
                                                                              -----------
                                                                                   64,304
                                                                              -----------
                               PIPELINES: 0.00%
                   30          EL Paso Corp.                                          256
                   20          Kinder Morgan, Inc.                                    821
                                                                              -----------
                                                                                    1,077
                                                                              -----------
                               REITS: 0.01%
                   60          Equity Office Properties Trust                       1,543
                   40          Equity Residential                                   1,045
                   20          Simon Property Group, Inc.                             674
                                                                              -----------
                                                                                    3,262
                                                                              -----------
                               RETAIL: 0.15%
                   10    @     Autozone, Inc.                                         817
                   40    @     Bed Bath & Beyond, Inc.                              1,388
                   45    @     Best Buy Co., Inc.                                   1,246
                   20    @     Big Lots, Inc.                                         254
                   30          Circuit City Stores, Inc. -- Circuit City
                                Group                                                 290
                   20    @     Costco Wholesale Corp.                                 646
                   50          CVS Corp.                                            1,344
                   25          Darden Restaurants, Inc.                               541
                   20          Dillard's, Inc.                                        386
                   50          Dollar General Corp.                                   661
                   20          Family Dollar Stores                                   590
                   30    @     Federated Department Stores                            980
                  160          Gap, Inc. (The)                                      2,542
                  540          Home Depot, Inc.                                    14,267
                   40          JC Penney Co., Inc.                                    949
                   50    @     Kohl's Corp.                                         3,425
                  110          Lowe's Cos, Inc.                                     4,565
                  100          Ltd. Brands                                          1,701
                   40          May Department Stores Co.                              978
                  170          McDonald's Corp.                                     3,145
                   20          Nordstrom, Inc.                                        400
                   60    @     Office Depot, Inc.                                   1,063
                   30          RadioShack Corp.                                       713
                  110    @     Staples, Inc.                                        2,123
                   50    @     Starbucks Corp.                                      1,087

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
                  130          Target Corp.                                   $     4,521
                   20          Tiffany & Co.                                          568
                   70          TJX Cos, Inc.                                        1,370
                  240          Wal-Mart Stores, Inc.                               12,998
                   20          Wendy's Intl., Inc.                                    559
                   40    @     Yum! Brands, Inc.                                      956
                                                                              -----------
                                                                                   67,073
                                                                              -----------
                               SAVINGS & LOANS: 0.02%
                   30          Golden West Financial Corp.                          2,076
                  175          Washington Mutual, Inc.                              6,297
                                                                              -----------
                                                                                    8,373
                                                                              -----------
                               SEMICONDUCTORS: 0.09%
                   20    @     Advanced Micro Devices, Inc.                           170
                   50    @     Altera Corp.                                           726
                   50    @     Analog Devices, Inc.                                 1,534
                  220    @     Applied Materials, Inc.                              3,751
                   50    @     Applied Micro Circuits Corp.                           228
                  900          Intel Corp.                                         18,792
                   30    @     Kla-Tencor Corp.                                     1,325
                   40          Linear Technology Corp.                              1,329
                   40    @     LSI Logic Corp.                                        332
                   40          Maxim Integrated Products                            1,684
                   30    @     Micron Technology, Inc.                                474
                   10    @     National Semiconductor Corp.                           203
                   20    @     Novellus Systems, Inc.                                 726
                   20    @     Nvidia Corp.                                           343
                   20    @     PMC -- Sierra, Inc.                                    163
                   20    @     QLogic Corp.                                           869
                   30    @     Teradyne, Inc.                                         492
                  240          Texas Instruments, Inc.                              4,826
                   50    @     Xilinx, Inc.                                         1,232
                                                                              -----------
                                                                                   39,199
                                                                              -----------
                               SOFTWARE: 0.16%
                   40          Adobe Systems, Inc.                                  1,181
                   20          Autodesk, Inc.                                         310
                   80          Automatic Data Processing                            3,478
                   50    @     BMC Software, Inc.                                     895
                   20    @     Citrix Systems, Inc.                                   235
                   80          Computer Associates Intl., Inc.                      1,209
                   60    @     Compuware Corp.                                        328
                   30    @     Electronic Arts, Inc.                                2,036
                  100          First Data Corp.                                     3,464
                   25    @     Fiserv, Inc.                                           848
                   30    @     Intuit, Inc.                                         1,618
                   10    @     Mercury Interactive Corp.                              335
                  740    @     Microsoft Corp.                                     42,787
                  740    @     Oracle Corp.                                         8,991
                   70    @     Peoplesoft, Inc.                                     1,375
                   40    @     Rational Software Corp.                                370
                  100    @     Siebel Systems, Inc.                                   851
                                                                              -----------
                                                                                   70,311
                                                                              -----------

       Shares                                                                    Value
------------------------------------------------------------------------------------------
                               TELECOMMUNICATIONS: 0.15%
                   40          Alltel Corp.                                   $     2,203
                   10    @     Andrew Corp.                                           112
                  102          AT&T Corp.                                           2,860
                  360    @     AT&T Wireless Services, Inc.                         2,718
                  250          BellSouth Corp.                                      6,950
                   20          CenturyTel, Inc.                                       618
                   70    @     CIENA Corp.                                            465
                1,000    @     Cisco Systems, Inc.                                 14,920
                   40    @     Citizens Communications Co.                            394
                   30    @     Comverse Technology, Inc.                              364
                  310          Motorola, Inc.                                       3,528
                  130    @     Nextel Communications, Inc.                          1,788
                  440          SBC Communications, Inc.                            12,540
                   20          Scientific-Atlanta, Inc.                               272
                  160          Sprint Corp.-FON Group                               2,333
                   70    @     Tellabs, Inc.                                          621
                  360          Verizon Communications, Inc.                        15,077
                                                                              -----------
                                                                                   67,763
                                                                              -----------
                               TEXTILES: 0.00%
                   20          Cintas Corp.                                         1,009
                                                                              -----------
                                                                                    1,009
                                                                              -----------
                               TOBACCO: 0.01%
                  120          Philip Morris Cos., Inc.                             4,526
                   10          RJ Reynolds Tobacco Holdings, Inc.                     386
                                                                              -----------
                                                                                    4,912
                                                                              -----------
                               TOYS/GAMES/HOBBIES: 0.00%
                   30          Hasbro, Inc.                                           385
                   80          Mattel, Inc.                                         1,650
                                                                              -----------
                                                                                    2,035
                                                                              -----------
                               TRANSPORTATION: 0.02%
                   50          Burlington Northern Santa Fe Corp.                   1,266
                   30          CSX Corp.                                              829
                   40          FedEx Corp.                                          2,103
                   50          Norfolk Southern Corp.                                 987
                   30          Union Pacific Corp.                                  1,737
                   60          United Parcel Service, Inc.                          3,802
                                                                              -----------
                                                                                   10,724
                                                                              -----------
                               TRUCKING & LEASING: 0.00%
                   10          Ryder System, Inc.                                     230
                                                                              -----------
                                                                                      230
                                                                              -----------
                               Total Common Stock
                                (Cost $913,926)                                 1,016,808
                                                                              -----------

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                    Value
------------------------------------------------------------------------------------------
BONDS/NOTES: 14.81%
                               SOVEREIGN: 14.81%
     $      7,234,000          Israel Trust, Zero Coupon, due 11/15/05        $ 6,642,483
                                                                              -----------
                               Total Bonds/Notes
                                 (Cost $6,427,089)                              6,642,483
                                                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.28%
                               FEDERAL NATIONAL MORTGAGE ASSOCIATION: 10.28%
            5,000,000          Zero Coupon, due 11/15/05                        4,609,240
                                                                              -----------
                               Total U.S. Government Agency Obligations
                                 (Cost $4,340,162)                              4,609,240
                                                                              -----------
U.S. TREASURY OBLIGATIONS: 72.91%
                               U.S. TREASURY STRIP: 72.91%
           35,294,000          Zero Coupon, due 11/15/05                       32,692,444
                                                                              -----------
                               Total U.S. Treasury Obligations
                                 (Cost $32,485,512)                            32,692,444
                                                                              -----------
                               Total Long-Term Investments
                                 (Cost $44,166,689)                            44,960,975
                                                                              -----------
SHORT-TERM INVESTMENT: 0.08%
               35,000   State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $35,004 to be received upon
                        repurchase (Collateralized by $35,000 FHLB, 3.625%
                        Market Value $36,106 due 09/30/04)                         35,000
                                                                              -----------
                        Total Short-Term Investment
                          (Cost $35,000)                                           35,000
                                                                              -----------

                         TOTAL INVESTMENTS IN SECURITIES              100.35%  $44,995,975
                          (COST $44,201,689)*
                         OTHER ASSETS AND LIABILITIES-NET              -0.35%     (158,712)
                                                                      -------  -----------
                         NET ASSETS                                   100.00%  $44,837,263
                                                                      =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                  $810,861
                        Gross Unrealized Depreciation                                   (16,575)
                                                                                       --------
                        Net Unrealized Appreciation                                    $794,286
                                                                                       ========

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below:

                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND         TIME SERVED           DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.          Director         June 1998 to     Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                      Present          Center, 1999 to present, and Professor
Scottsdale, AZ 85258                                               of Economics and Finance, Middle
Born: 1941                                                         Tennessee State University, 1991 to
                                                                   present.

Maria T. Fighetti                Director         April 1994 to    Associate Commissioner for Contract
7337 E. Doubletree Ranch Rd.                      October 2002     Management, Health Services, New York
Scottsdale, AZ 85258                                               City Department of Mental Health, Mental
Born: 1943                                                         Retardation and Alcohol Services, 1996
                                                                   to present.

David L. Grove                   Director         June 1991 to     Private Investor; Economic/Financial
7337 E. Doubletree Ranch Rd.                      Present          Consultant, December 1985 to present.
Scottsdale, AZ 85258
Born: 1918

Sidney Koch                      Director         April 1994 to    Financial Adviser, self-employed,
7337 E. Doubletree Ranch Rd.                      Present          January 1993 to present.
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard               Director         June 1991 to     Dean of the Barney School of Business,
7337 E. Doubletree Ranch Rd.                      Present          University of Hartford
Scottsdale, AZ 85258                                               (West Hartford, CT), August 1996
Born: 1937                                                         to present.

Edward T. O'Dell                 Director         June 2002 to     Formerly, Partner/Chairman of Financial
7337 E. Doubletree Ranch Rd.                      Present          Service Group, Goodwin Proctor LLP
Scottsdale, AZ 85258                                               (January 1970 to September 2000);
Born: 1935                                                         Chairman, Committee I -- International
                                                                   Bar Association (1995 to 1999).
INTERESTED DIRECTORS:

J. Scott Fox                     Director         Since 1997       Chief Executive Officer (July 2001 to
7337 E. Doubletree Ranch Rd.                                       present), President (April 2001 to
Scottsdale, AZ 85258                                               present), Director, Chief Operating
Born: 1955                                                         Officer (April 1994 to present), Chief
                                                                   Financial Officer (April 1994 to July
                                                                   2001), Managing Director (April 1994 to
                                                                   April 2001), Aeltus Investment
                                                                   Management, Inc.; Executive Vice
                                                                   President (April 2001 to present),
                                                                   Director, Chief Operating Officer
                                                                   (February 1995 to present), Chief
                                                                   Financial Officer, Managing Director
                                                                   (February 1995 to April 2001), Aeltus
                                                                   Capital, Inc.; Senior Vice
                                                                   President -- Operations, Aetna Life
                                                                   Insurance and Annuity Company, March
                                                                   1997 to December 1997.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE           DIRECTOR                DIRECTOR
---------------------          -----------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.           54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1941
Maria T. Fighetti                 54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
David L. Grove                    54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1918
Sidney Koch                       54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1937
Edward T. O'Dell                  54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
INTERESTED DIRECTORS:
J. Scott Fox                      54         Mr. Fox serves as Director of
7337 E. Doubletree Ranch Rd.                 the Board of IPC Financial
Scottsdale, AZ 85258                         Network, Inc. (January 2001 to
Born: 1955                                   present).

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------


                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND         TIME SERVED           DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
INTERESTED DIRECTORS:
Thomas J. McInerey(1)            Director         February 2001    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                      to Present       Financial Services (October 2001 to
Scottsdale, AZ 85258                                               present); President, Chief Executive
Born: 1956                                                         Officer, and Director of Northern Life
                                                                   Insurance Company (2001 to present); and
                                                                   President and Director of Aetna Life
                                                                   Insurance and Annuity Company (1997 to
                                                                   present), Aetna Retirement Holdings,
                                                                   Inc. (1997 to present), Aetna Investment
                                                                   Adviser Holding Co. (2000 to present),
                                                                   and Aetna Retail Holding Company (2000
                                                                   to present). Mr. McInerney was formerly
                                                                   General Manager and Chief Executive
                                                                   Officer of ING Worksite Division (since
                                                                   December 2000 to October 2001);
                                                                   President of Aetna Financial Services
                                                                   (August 1997 to December 2000); Head of
                                                                   National Accounts and Core Sales and
                                                                   Marketing for Aetna U.S. Healthcare
                                                                   (April 1996 to March 1997); Head of
                                                                   Corporate Strategies for Aetna Inc.
                                                                   (July 1995 to April 1996); and has held
                                                                   a variety of line and corporate staff
                                                                   positions since 1978.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE           DIRECTOR                DIRECTOR
---------------------          -----------        -------------------
INTERESTED DIRECTORS:
Thomas J. McInerey(1)             158        Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                 Director/ Trustee of Aeltus
Scottsdale, AZ 85258                         Investment Management, Inc.
Born: 1956                                   (1997 to present); each of the
                                             Aetna Funds (April 2002 to
                                             present); Ameribest Life
                                             Insurance Co. (2001 to
                                             present); Equitable Life
                                             Insurance Co. (2001 to
                                             present); First Columbine Life
                                             Insurance Co. (2001 to
                                             present); Golden American Life
                                             Insurance Co. (2001 to
                                             present); Life Insurance
                                             Company of Georgia (2001 to
                                             present); Midwestern United
                                             Life Insurance Co. (2001 to
                                             present); ReliaStar Life
                                             Insurance Co. (2001 to
                                             present); Security Life of
                                             Denver (2001 to present);
                                             Security Connecticut Life
                                             Insurance Co. (2001 to
                                             present); Southland Life
                                             Insurance Co. (2001 to
                                             present); USG Annuity and Life
                                             Company (2001 to present);
                                             United Life and Annuity
                                             Insurance Co. Inc. (2001 to
                                             present); and the GCG Trust
                                             (February 2002 to present).
                                             Mr. McInerney is a member of
                                             the Board of the National
                                             Commission on Retirement
                                             Policy, the Governor's Council
                                             on Economic Competitiveness
                                             and Technology of Connecticut,
                                             the Board of Directors of the
                                             Connecticut Business and
                                             Industry Association, the
                                             Board of Trustees of the
                                             Bushnell, the Board for the
                                             Connecticut Forum, and the
                                             Board of the Metro Hartford
                                             Chamber of Commerce, and is
                                             Chairman of Concerned Citizens
                                             for Effective Government.

---------------

(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present          ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief                             Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                     Investments, LLC, Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                     December 2001); Executive Vice President
                                                                     and Chief Operating Officer of ING
                                                                     Quantitative Management, Inc. (since
                                                                     October 2001) and ING Funds Distributor,
                                                                     LLC (since June 2000). Formerly, Senior
                                                                     Executive Vice President (June 2000 to
                                                                     December 2000) and Secretary (April 1995
                                                                     to December 2000) of ING Capital
                                                                     Corporation, LLC, ING Funds Services,
                                                                     LLC, ING Investments, LLC, ING Advisors,
                                                                     Inc., Express America T.C. Inc., and
                                                                     EAMC Liquidation Corp.; and Executive
                                                                     Vice President, ING Capital Corporation,
                                                                     LLC and its affiliates (May 1998 to June
                                                                     2000) and Senior Vice President, ING
                                                                     Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd    President            Present          Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                                 (since July 2000) and Chief Investment
Born: 1950                                                           Officer of the International Portfolios,
                                                                     ING Investments, LLC (since July 1996).
                                                                     Formerly, President and Chief Executive
                                                                     Officer of ING Investments, LLC (August
                                                                     1996 to August 2000).

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                                 (since November 1999) and of ING
Born: 1958                                                           Quantitative Management, Inc. (since
                                                                     July 2000); Chief Investment Officer of
                                                                     the Domestic Equity Portfolios, ING
                                                                     Investments, LLC (since 1999). Formerly,
                                                                     Executive Vice President and Chief
                                                                     Investment Officer for the Domestic
                                                                     Equity Portfolios of Northstar
                                                                     Investment Management Corporation, whose
                                                                     name changed to Pilgrim Advisors, Inc.
                                                                     and subsequently became part of ING
                                                                     Investments, LLC (May 1998 to October
                                                                     1999); Portfolio Manager with Strong
                                                                     Capital Management (May 1996 to 1998); a
                                                                     Managing Director and Head of Small- and
                                                                     Mid-Capitalization Equity Strategies at
                                                                     Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President,           Present          Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Assistant                             Funds Services, LLC, ING Funds
Born: 1958                     Secretary and                         Distributor, LLC, ING, Advisors, Inc.,
                               Principal                             ING Investments, LLC, ING Quantitative
                               Financial Officer                     Management, Inc., Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                     December 2001). Formerly, Senior Vice
                                                                     President, ING Funds Services, LLC, ING
                                                                     Investments, LLC, and ING Funds
                                                                     Distributor, LLC (June 1998 to December
                                                                     2001) and Chief Financial Officer of
                                                                     Endeavor Group (April 1997 to June
                                                                     1998).

Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and        Present          Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant                             ING Funds Distributor, LLC, ING
Born: 1963                     Secretary                             Advisors, Inc., ING Investments, LLC,
                                                                     ING Quantitative Management, Inc. (since
                                                                     October 2001) and Lexington Funds
                                                                     Distributor, Inc. (since December 2001).
                                                                     Formerly, Vice President, ING
                                                                     Investments, LLC (April 1997 to October
                                                                     1999), ING Funds Services, LLC (February
                                                                     1997 to August 1999) and Assistant Vice
                                                                     President, ING Funds Services, LLC
                                                                     (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer            Present          LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                 Investments, LLC (since August 1997);
Born: 1967                                                           Accounting Manager, ING Investments, LLC
                                                                     (since November 1995).

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary            Present          Management, Inc. (since October 2001);
Scottsdale, AZ 85258                                                 Vice President and Assistant Secretary
Born: 1964                                                           of ING Funds Services, LLC, ING Funds
                                                                     Distributor, LLC, ING Advisors, Inc.,
                                                                     ING Investments, LLC (since October
                                                                     2001) and Lexington Funds Distributor,
                                                                     Inc. (since December 2001). Formerly,
                                                                     Assistant Vice President of ING Funds
                                                                     Services, LLC (November 1999 to January
                                                                     2001) and has held various other
                                                                     positions with ING Funds Services, LLC
                                                                     for more than the last five years.

Todd Modic                     Assistant Vice       March 2002 to    Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                                 Formerly, Director of Financial
Born: 1967                                                           Reporting, Axient Communications, Inc.
                                                                     (May 2000 to January 2001) and Director
                                                                     of Finance, Rural/Metro Corporation
                                                                     (March 1995 to May 2000).

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:
Maria M. Anderson              Assistant Vice       March 2002 to    Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President            Present          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                 Formerly, Manager of Fund Accounting and
Born: 1958                                                           Fund Compliance, ING Investments, LLC
                                                                     (September 1999 to November 2001);
                                                                     Section Manager of Fund Accounting,
                                                                     Stein Roe Mutual Funds (July 1998 to
                                                                     August 1999); and Financial Reporting
                                                                     Analyst, Stein Roe Mutual Funds (August
                                                                     1997 to July 1998).

                 See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
  ING Emerging Countries Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING Small Company Fund
  ING SmallCap Opportunities Fund
  ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund*
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING Lexington Money Market Trust*
  ING National Tax Exempt Bond Fund
  ING Money Market Fund*
  ING Aeltus Money Market Fund*
  ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth
  ING Strategic Allocation Balance
  ING Strategic Allocation Income

LOAN PARTICIPATION FUNDS
  ING Prime Rate Trust
  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

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